UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-235-1719
Date of fiscal year end:	June 30, 2022
Date of reporting period:	December 31, 2021

ITEM 1 – REPORT TO STOCKHOLDERS

Principal®

Principal Exchange-Traded Funds

Semiannual Report

December 31, 2021

Beginning on November 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery and you own these shares through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service. You may elect to receive all future reports in paper free of charge.

If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

FACTS	WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?

Financial companies choose how they share your personal information. Federal law gives
Why?	consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•	Social Security number and income
What? •	Assets and transaction history
•	Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice

All financial companies need to share customers’ personal information to run their everyday
How?	business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL		DOES PRINCIPAL	CAN YOU LIMIT THIS
INFORMATION		FUNDS SHARE?	SHARING?
For our everyday business purposes—such as to
process your transactions, maintain your account(s),
		Yes	No
respond to court orders and legal investigations, or report
to credit bureaus

For our marketing purposes—to offer our products and
		Yes	No
services to you

For joint marketing with other financial companies		No	We don’t share

For our affiliates’ everyday business purposes—
		Yes	No
information about your transactions and experiences

For our affiliates’ everyday business purposes—
		No	We don’t share
information about your creditworthiness

For nonaffiliates to market to you		No	We don’t share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03

Page 2 Who we are Who is providing this notice?	Principal Funds includes Principal Funds, Inc., Principal Funds Distributor, Inc., and Principal Diversified Select Real Asset Fund.
What we do How does Principal Funds protect my personal information? How does Principal Funds collect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We collect your personal information, for example, when you • Open an account or seek advice about your investments

•Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.

Definitions Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group®

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information

This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes. We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the California Consumer Privacy Act, are available online at www.principal.com/privacy-policies.

If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

EE11865PFI-03 | 01/2020

Table of Contents

Financial Statements	1
Notes to Financial Statements	25
Schedules of Investments	41
Financial Highlights (Includes performance information)	146
Shareholder Expense Example	160
Supplemental Information	162

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

	Statements of Assets and Liabilities
	Principal Exchange-Traded Funds
	December 31, 2021 (unaudited)

						Principal
				Principal		International
		Principal		Healthcare		Adaptive
		Active High		Innovators		Multi-Factor
		Yield ETF (a)		ETF (b)		ETF
Investment in securities — at cost		$248,600,520		$111,319,498		$130,863,262
Investment in affiliated funds — at cost		$847,958		$4,668,883		$—
Foreign currency — at cost		$—		$—		$21,548
Assets
Investment in securities — at value		$248,815,820	(c)	$90,022,419	(c)	$131,852,862
Investment in affiliated funds — at value		847,958		4,668,883		—
Foreign currency — at value		—		—		21,710
Cash		29,780		—		—
Receivables:
Dividends		13,384		5		126,155
Interest		3,592,514		—		—
Securities lending income		230		4,093		—
Investment securities sold		906,632		853,357		6
	Total Assets	254,206,318		95,548,757		132,000,733

Liabilities
Accrued management and investment advisory fees		85,657		37,038		28,372
Accrued income distribution		1,064,065		861,124		675,974
Payables:
Investment securities purchased		7,494,454		—		—
Collateral obligation on securities loaned — at value		847,958		4,668,883		—
	Total Liabilities	9,492,134		5,567,045		704,346
Net Assets Applicable to Outstanding Shares		$244,714,184		$89,981,712		$131,296,387

Net Assets Consist of:
Capital shares and additional paid-in-capital		$234,804,680		$105,824,344		$131,309,161
Total distributable earnings (accumulated loss)		9,909,504		(15,842,632)		(12,774)
	Total Net Assets	$244,714,184		$89,981,712		$131,296,387

Net Asset Value Per Share:
Net assets		$244,714,184		$89,981,712		$131,296,387
Shares issued and outstanding		11,800,000	(d)	1,900,001		5,200,001
Net asset value per share		$20.74	(d)	$47.36		$25.25

(a)	Effective September 1, 2021, Principal Active Income ETF changed its name to Principal Active High Yield ETF.
(b)	Effective October 29, 2021, Principal Healthcare Innovators Index ETF changed its name to Principal Healthcare Innovators ETF.
(c)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.
(d)	Reflects a 2 to 1 stock split effective after the close of trading on August 30, 2021; see Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

	Principal
	Investment
	Grade		Principal
	Corporate		Millennials		Principal
	Active ETF		ETF (a)		Quality ETF
Investment in securities — at cost	$485,151,400		$112,781,750		$91,299,366
Investment in affiliated funds — at cost	$1,601,613		$2,317,867		$—
Assets
Investment in securities — at value	$486,475,333	(b)	$104,092,879	(b)	$96,797,640
Investment in affiliated funds — at value	1,601,613		2,317,867		—
Deposits with counterparty	643,400		—		—
Receivables:
Dividends	86		35,506		45,926
Interest	4,025,795		—		—
Securities lending income	232		737		—
Fund shares sold	—		5,802,687		—
Investment securities sold	—		1,989,896		173,123
Variation margin on financial derivative instruments	29,475		—		—
Total Assets	492,775,934		114,239,572		97,016,689

Liabilities
Accrued management and investment advisory fees	84,278		39,453		13,065
Accrued income distribution	1,283,773		2,542,964		274,755
Payables:
Investment securities purchased	—		5,309,117		—
Collateral obligation on securities loaned — at value	1,601,613		2,317,867		—
Total Liabilities	2,969,664		10,209,401		287,820
Net Assets Applicable to Outstanding Shares	$489,806,270		$104,030,171		$96,728,869

Net Assets Consist of:
Capital shares and additional paid-in-capital	$490,448,044		$110,505,395		$85,320,836
Total distributable earnings (accumulated loss)	(641,774)		(6,475,224)		11,408,033
Total Net Assets	$489,806,270		$104,030,171		$96,728,869

Net Asset Value Per Share:
Net assets	$489,806,270		$104,030,171		$96,728,869
Shares issued and outstanding	18,650,001		1,800,001		1,600,001
Net asset value per share	$26.26		$57.79		$60.46

(a)	Effective October 29, 2021, Principal Millennials Index ETF changed its name to Principal Millennials ETF.
(b)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

			Principal
	Principal		Spectrum
	Spectrum		Tax-	Principal
	Preferred		Advantaged	Ultra-Short
	Securities		Dividend	Active
	Active ETF		Active ETF	Income ETF
Investment in securities — at cost	$442,439,793		$22,849,322	$8,596,100
Investment in affiliated funds — at cost	$7,334,728		$—	$4,170
Assets
Investment in securities — at value	$449,262,550	(a)	$23,944,824	$8,568,142	(a)
Investment in affiliated funds — at value	7,334,728		—	4,170
Deposits with counterparty	—		14,955	—
Receivables:
Dividends	234		17,623	4
Interest	3,985,004		199,338	19,776
Securities lending income	3,429		—	1
Total Assets	460,585,945		24,176,740	8,592,093

Liabilities
Accrued management and investment advisory fees	218,119		13,050	1,398
Accrued income distribution	1,418,868		99,452	8,000
Payables:
Investment securities purchased	235,948		—	—
Collateral obligation on securities loaned — at value	7,334,728		—	4,170
Total Liabilities	9,207,663		112,502	13,568
Net Assets Applicable to Outstanding Shares	$451,378,282		$24,064,238	$8,578,525

Net Assets Consist of:
Capital shares and additional paid-in-capital	$451,078,429		$23,199,193	$8,800,419
Total distributable earnings (accumulated loss)	299,853		865,045	(221,894)
Total Net Assets	$451,378,282		$24,064,238	$8,578,525

Net Asset Value Per Share:
Net assets	$451,378,282		$24,064,238	$8,578,525
Shares issued and outstanding	22,350,005		1,150,001	350,001
Net asset value per share	$20.20		$20.93	$24.51

(a) Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.

	Statements of Assets and Liabilities
	Principal Exchange-Traded Funds
	December 31, 2021 (unaudited)

		Principal U.S.		Principal U.S.
		Large-Cap		Small-Cap
		Adaptive	Principal U.S.	Adaptive
		Multi-Factor	Mega-Cap	Multi-Factor
		ETF	ETF	ETF
Investment in securities — at cost		$123,771,997	$1,495,299,872	$6,216,933
Assets
Investment in securities — at value		$131,911,411	$1,866,341,022	$6,660,494
Receivables:
Dividends		82,840	1,294,478	7,466
Fund shares sold		2,901,273	—	—
Investment securities sold		180,760	6,634,807	44,249
Expense reimbursement from Advisor		—	51,313	—
	Total Assets	135,076,284	1,874,321,620	6,712,209

Liabilities
Accrued management and investment advisory fees		18,080	256,564	1,124
Accrued income distribution		421,620	8,364,176	50,000
Payables:
Investment securities purchased		2,895,939	—	—
	Total Liabilities	3,335,639	8,620,740	51,124
Net Assets Applicable to Outstanding Shares		$131,740,645	$1,865,700,880	$6,661,085

Net Assets Consist of:
Capital shares and additional paid-in-capital		$119,455,849	$1,307,382,814	$6,262,759
Total distributable earnings (accumulated loss)		12,284,796	558,318,066	398,326
	Total Net Assets	$131,740,645	$1,865,700,880	$6,661,085

Net Asset Value Per Share:
Net assets		$131,740,645	$1,865,700,880	$6,661,085
Shares issued and outstanding		4,550,001	42,100,001	250,001
Net asset value per share		$28.95	$44.32	$26.64

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

	Principal U.S.
	Small-Cap
	Multi-Factor		Principal
	ETF		Value ETF
Investment in securities — at cost	$1,183,213,260		$79,917,211
Investment in affiliated funds — at cost	$10,127,850		$—
Assets
Investment in securities — at value	$1,238,741,207	(a)	$82,092,053
Investment in affiliated funds — at value	10,127,850		—
Receivables:
Dividends	1,190,513		139,963
Securities lending income	8,170		11
Investment securities sold	5,544,861		527,986
Total Assets	1,255,612,601		82,760,013

Liabilities
Accrued management and investment advisory fees	447,280		9,749
Accrued income distribution	7,734,239		609,773
Collateral obligation on securities loaned — at value	10,127,850		—
Total Liabilities	18,309,369		619,522
Net Assets Applicable to Outstanding Shares	$1,237,303,232		$82,140,491

Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,081,277,085		$78,128,944
Total distributable earnings (accumulated loss)	156,026,147		4,011,547
Total Net Assets	$1,237,303,232		$82,140,491

Net Asset Value Per Share:
Net assets	$1,237,303,232		$82,140,491
Shares issued and outstanding	26,100,001		1,850,001
Net asset value per share	$47.41		$44.40

(a) Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2021 (unaudited)

		Principal	Principal
	Principal	Healthcare	International
	Active High	Innovators	Adaptive Multi-
	Yield ETF (a)	ETF (b)	Factor ETF
Net Investment Income (Loss)
Income:
Dividend	$180,941	$31,578	$1,210,226
Withholding tax	(719)	—	(115,551)
Interest	4,993,710	—	—
Securities lending — net	2,880	31,254	—
Total Income	5,176,812	62,832	1,094,675

Expenses:
Management and investment advisory fees	509,111	293,536	110,792
Total Expenses	509,111	293,536	110,792
Net Investment Income (Loss)	4,667,701	(230,704)	983,883

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investment transactions	6,572,508	(1,709,600)	(1,569,884)
In-kind redemptions	18,690,957	11,483,281	677,163
Foreign currency transactions	(478)	—	(7,290)
Change in unrealized appreciation (depreciation) of:
Investments	(25,072,094)	(42,533,785)	2,015,194
Foreign currency transactions	247	—	1,150
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	191,140	(32,760,104)	1,116,333
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,858,841	$(32,990,808)	$2,100,216

(a)	Effective September 1, 2021, Principal Active Income ETF changed its name to Principal Active High Yield ETF.
(b)	Effective October 29, 2021, Principal Healthcare Innovators Index ETF changed its name to Principal Healthcare Innovators ETF.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2021 (unaudited)

	Principal
	Investment
	Grade	Principal
	Corporate	Millennials	Principal
	Active ETF	ETF (a)	Quality ETF
Net Investment Income (Loss)
Income:
Dividend	$708	$3,124,642	$534,516
Withholding tax	—	(408,015)	—
Interest	6,250,277	—	—
Securities lending — net	5,175	154,186	—
Total Income	6,256,160	2,870,813	534,516

Expenses:
Management and investment advisory fees	472,802	238,823	67,314
Total Expenses	472,802	238,823	67,314
Net Investment Income (Loss)	5,783,358	2,631,990	467,202

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures:
Net realized gain (loss) from:
Investment transactions	1,724,414	41,750	3,344
In-kind redemptions	—	5,105,168	7,449,209
Foreign currency transactions	—	(3,472)	—
Futures contracts	453,652	—	—
Change in unrealized appreciation (depreciation) of:
Investments	(6,996,446)	(19,962,462)	3,123,274
Futures contracts	(21,855)	—	—
Foreign currency transactions	—	(445)	—
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and
Futures	(4,840,235)	(14,819,461)	10,575,827
Net Increase (Decrease) in Net Assets Resulting from Operations	$943,123	$(12,187,471)	$11,043,029

(a) Effective October 29, 2021, Principal Millennials Index ETF changed its name to Principal Millennials ETF.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2021 (unaudited)

		Principal
	Principal	Spectrum
	Spectrum	Tax-	Principal
	Preferred	Advantaged	Ultra-Short
	Securities	Dividend	Active
	Active ETF	Active ETF	Income ETF
Net Investment Income (Loss)
Income:
Dividend	$1,148	$74,559	$31
Interest	7,426,831	461,865	24,451
Securities lending — net	19,472	—	90
Total Income	7,447,451	536,424	24,572

Expenses:
Management and investment advisory fees	1,141,908	71,861	7,912
Total Expenses	1,141,908	71,861	7,912
Net Investment Income (Loss)	6,305,543	464,563	16,660

Net Realized and Unrealized Gain (Loss) on Investments and Futures:
Net realized gain (loss) from:
Investment transactions	551,714	28,679	322
Futures contracts	—	(11,778)	—
Written options		13,924
Change in unrealized appreciation (depreciation) of:
Investments	(6,769,145)	(469,569)	(39,375)
Net Realized and Unrealized Gain (Loss) on Investments	(6,217,431)	(438,744)	(39,053)
Net Increase (Decrease) in Net Assets Resulting from Operations	$88,112	$25,819	$(22,393)

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2021 (unaudited)

	Principal U.S.		Principal U.S.
	Large-Cap		Small-Cap
	Adaptive	Principal U.S.	Adaptive
	Multi-Factor	Mega-Cap	Multi-Factor
	ETF	ETF	ETF
Net Investment Income (Loss)
Income:
Dividend	$729,220	$17,250,907	$72,035
Withholding tax	(102)	—	(62)
Total Income	729,118	17,250,907	71,973

Expenses:
Management and investment advisory fees	82,432	1,549,433	6,228
Total Gross Expenses	82,432	1,549,433	6,228
Less: Reimbursement from Advisor	—	(309,887)	—
Total Net Expenses	82,432	1,239,546	6,228
Net Investment Income (Loss)	646,686	16,011,361	65,745

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(795,716)	32,206,008	(13,745)
In-kind redemptions	4,939,114	220,013,534	—
Change in unrealized appreciation (depreciation) of:
Investments	7,766,450	(19,503,795)	311,897
Net Realized and Unrealized Gain (Loss) on Investments	11,909,848	232,715,747	298,152
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,556,534	$248,727,108	$363,897

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2021 (unaudited)

	Principal U.S.
	Small-Cap
	Multi-Factor	Principal
	ETF	Value ETF
Net Investment Income (Loss)
Income:
Dividend	$16,956,641	$1,114,036
Withholding tax	(4,498)	—
Securities lending — net	80,527	11
Total Income	17,032,670	1,114,047

Expenses:
Management and investment advisory fees	3,010,912	44,347
Total Expenses	3,010,912	44,347
Net Investment Income (Loss)	14,021,758	1,069,700

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(11,824,431)	81,228
In-kind redemptions	197,028,867	3,961,281
Change in unrealized appreciation (depreciation) of:
Investments	(168,080,184)	(622,242)
Net Realized and Unrealized Gain (Loss) on Investments	17,124,252	3,420,267
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,146,010	$4,489,967

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Active High Yield ETF (a)
	Period ended	Year ended
	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$4,667,701	$9,199,173
Net realized gain (loss) on investments and foreign currency	25,262,987	(6,479,099)
Change in unrealized appreciation (depreciation) of investments and foreign currency	(25,071,847)	42,205,061
Net Increase (Decrease) in Net Assets Resulting from Operations	4,858,841	44,925,135

Dividends to Shareholders
From net investment income and net realized gain on investments	(6,251,383)	(9,881,656)
Total Dividends	(6,251,383)	(9,881,656)

Capital Share Transactions
Net increase (decrease) in capital share transactions	13,664,114	(72,696,915)
Total Increase (Decrease) in Net Assets	12,271,572	(37,653,436)

Net Assets
Beginning of period	232,442,612	270,096,048
End of period	$244,714,184	$232,442,612

Capital Share Transactions
Dollars:
Sold	$71,762,801	$2,059,299
Redeemed	(58,098,687)	(74,756,214)
Net Increase (Decrease)	$13,664,114	$(72,696,915)
Shares: (b)
Sold	2,050,000	100,000
Redeemed	(1,400,000)	(3,900,000)
Net Increase (Decrease)	650,000	(3,800,000)

(a)	Effective September 1, 2021, Principal Active Income ETF changed its name to Principal Active High Yield ETF.
(b)	Reflects a 2 to 1 stock split effective after the close of trading on August 30, 2021; see Notes to Financial Statements.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Healthcare Innovators ETF (a)
	Period ended	Year ended
	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$(230,704)	$(372,510)
Net realized gain (loss) on investments	9,773,681	28,979,751
Change in unrealized appreciation (depreciation) of investments	(42,533,785)	6,955,733
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,990,808)	35,562,974

Dividends to Shareholders
From net investment income and net realized gain on investments	(861,124)	(527,787)
Total Dividends	(861,124)	(527,787)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(52,363,718)	45,823,914
Total Increase (Decrease) in Net Assets	(86,215,650)	80,859,101

Net Assets
Beginning of period	176,197,362	95,338,261
End of period	$89,981,712	$176,197,362

Capital Share Transactions
Dollars:
Sold	$2,777,910	$111,095,936
Redeemed	(55,141,628)	(65,272,022)
Net Increase (Decrease)	$(52,363,718)	$45,823,914
Shares:
Sold	50,000	1,900,000
Redeemed	(1,050,000)	(1,150,000)
Net Increase (Decrease)	(1,000,000)	750,000

(a) Effective October 29, 2021, Principal Healthcare Innovators Index ETF changed its name to Principal Healthcare Innovators ETF.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal International Adaptive Multi-
	Factor ETF
	Period ended	Period ended
	December 31, 2021	June 30, 2021 (a)
Operations
Net investment income (loss)	$983,883	$67,312
Net realized gain (loss) on investments and foreign currency	(900,011)	13,912
Change in unrealized appreciation (depreciation) of investments and foreign currency	2,016,344	(1,026,037)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,100,216	(944,813)

Dividends to Shareholders
From net investment income and net realized gain on investments	(1,153,177)	—
Total Dividends	(1,153,177)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	83,231,311	48,062,850
Total Increase (Decrease) in Net Assets	84,178,350	47,118,037

Net Assets
Beginning of period	47,118,037	—
End of period	$131,296,387	$47,118,037

Capital Share Transactions
Dollars:
Sold	$93,195,278	$48,062,850
Redeemed	(9,963,967)	—
Net Increase (Decrease)	$83,231,311	$48,062,850
Shares:
Sold	3,700,000	1,900,001
Redeemed	(400,000)	—
Net Increase (Decrease)	3,300,000	1,900,001

(a) Period from May 26, 2021, date operations commenced, through June 30, 2021.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Investment Grade Corporate Active
	ETF
	Period ended	Year ended
	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$5,783,358	$7,616,986
Net realized gain (loss) on investments and futures	2,178,066	3,895,398
Change in unrealized appreciation (depreciation) of investments and futures	(7,018,301)	403,989
Net Increase (Decrease) in Net Assets Resulting from Operations	943,123	11,916,373

Dividends to Shareholders
From net investment income and net realized gain on investments	(9,710,687)	(14,392,204)
Total Dividends	(9,710,687)	(14,392,204)

Capital Share Transactions
Net increase (decrease) in capital share transactions	17,302,572	373,054,558
Total Increase (Decrease) in Net Assets	8,535,008	370,578,727

Net Assets
Beginning of period	481,271,262	110,692,535
End of period	$489,806,270	$481,271,262

Capital Share Transactions
Dollars:
Sold	$17,302,572	$383,550,803
Redeemed	—	(10,496,245)
Net Increase (Decrease)	$17,302,572	$373,054,558
Shares:
Sold	650,000	14,250,000
Redeemed	—	(400,000)
Net Increase (Decrease)	650,000	13,850,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Millennials ETF (a)
	Period ended	Year ended
	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$2,631,990	$331,354
Net realized gain (loss) on investments and foreign currency	5,143,446	21,712,308
Change in unrealized appreciation (depreciation) of investments and foreign currency	(19,962,907)	7,404,266
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,187,471)	29,447,928

Dividends to Shareholders
From net investment income and net realized gain on investments	(2,713,066)	(481,261)
Total Dividends	(2,713,066)	(481,261)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(7,468,588)	71,724,249
Total Increase (Decrease) in Net Assets	(22,369,125)	100,690,916

Net Assets
Beginning of period	126,399,296	25,708,380
End of period	$104,030,171	$126,399,296

Capital Share Transactions
Dollars:
Sold	$30,366,003	$147,097,949
Redeemed	(37,834,591)	(75,373,700)
Net Increase (Decrease)	$(7,468,588)	$71,724,249
Shares:
Sold	500,000	2,550,000
Redeemed	(600,000)	(1,250,000)
Net Increase (Decrease)	(100,000)	1,300,000

(a) Effective October 29, 2021, Principal Millennials Index ETF changed its name to Principal Millennials ETF.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Quality ETF
	Period ended	Year ended
	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$467,202	$380,155
Net realized gain (loss) on investments	7,452,553	7,418,259
Change in unrealized appreciation (depreciation) of investments	3,123,274	1,633,115
Net Increase (Decrease) in Net Assets Resulting from Operations	11,043,029	9,431,529

Dividends to Shareholders
From net investment income and net realized gain on investments	(614,556)	(296,923)
Total Dividends	(614,556)	(296,923)

Capital Share Transactions
Net increase (decrease) in capital share transactions	27,814,769	31,399,812
Total Increase (Decrease) in Net Assets	38,243,242	40,534,418

Net Assets
Beginning of period	58,485,627	17,951,209
End of period	$96,728,869	$58,485,627

Capital Share Transactions
Dollars:
Sold	$106,111,513	$83,793,358
Redeemed	(78,296,744)	(52,393,546)
Net Increase (Decrease)	$27,814,769	$31,399,812
Shares:
Sold	1,900,000	1,700,000
Redeemed	(1,400,000)	(1,050,000)
Net Increase (Decrease)	500,000	650,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Spectrum Preferred Securities
	Active ETF
	Period ended	Year ended
	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$6,305,543	$8,156,646
Net realized gain (loss) on investments	551,714	550,789
Change in unrealized appreciation (depreciation) of investments	(6,769,145)	13,134,839
Net Increase (Decrease) in Net Assets Resulting from Operations	88,112	21,842,274

Dividends to Shareholders
From net investment income and net realized gain on investments	(9,470,707)	(9,608,037)
Total Dividends	(9,470,707)	(9,608,037)

Capital Share Transactions
Net increase (decrease) in capital share transactions	97,427,743	211,103,817
Total Increase (Decrease) in Net Assets	88,045,148	223,338,054

Net Assets
Beginning of period	363,333,134	139,995,080
End of period	$451,378,282	$363,333,134

Capital Share Transactions
Dollars:
Sold	$97,427,743	$211,103,817
Redeemed	—	—
Net Increase (Decrease)	$97,427,743	$211,103,817
Shares:
Sold	4,750,000	10,350,000
Redeemed	—	—
Net Increase (Decrease)	4,750,000	10,350,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Spectrum Tax-Advantaged
	Dividend Active ETF
	Period ended	Year ended
	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$464,563	$919,696
Net realized gain (loss) on investments	30,825	129,559
Change in unrealized appreciation (depreciation) of investments	(469,569)	1,712,911
Net Increase (Decrease) in Net Assets Resulting from Operations	25,819	2,762,166

Dividends to Shareholders
From net investment income and net realized gain on investments	(738,053)	(1,062,462)
Total Dividends	(738,053)	(1,062,462)

Capital Share Transactions
Net increase (decrease) in capital share transactions	2,129,041	1,000,132
Total Increase (Decrease) in Net Assets	1,416,807	2,699,836

Net Assets
Beginning of period	22,647,431	19,947,595
End of period	$24,064,238	$22,647,431

Capital Share Transactions
Dollars:
Sold	$2,129,041	$1,000,132
Redeemed	—	—
Net Increase (Decrease)	$2,129,041	$1,000,132
Shares:
Sold	100,000	50,000
Redeemed	—	—
Net Increase (Decrease)	100,000	50,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Ultra-Short Active
	Income ETF
	Period ended	Year ended
	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$16,660	$89,020
Net realized gain (loss) on investments	322	13,955
Change in unrealized appreciation (depreciation) of investments	(39,375)	(32,874)
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,393)	70,101

Dividends to Shareholders
From net investment income and net realized gain on investments	(56,101)	(215,987)
Total Dividends	(56,101)	(215,987)

Capital Share Transactions
Net increase (decrease) in capital share transactions	—	(3,706,573)
Total Increase (Decrease) in Net Assets	(78,494)	(3,852,459)

Net Assets
Beginning of period	8,657,019	12,509,478
End of period	$8,578,525	$8,657,019

Capital Share Transactions
Dollars:
Sold	$—	$1,238,181
Redeemed	—	(4,944,754)
Net Increase (Decrease)	$—	$(3,706,573)
Shares:
Sold	—	50,000
Redeemed	—	(200,000)
Net Increase (Decrease)	—	(150,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Large-Cap Adaptive Multi-
	Factor ETF
	Period ended	Period ended
	December 31, 2021	June 30, 2021 (a)
Operations
Net investment income (loss)	$646,686	$15,311
Net realized gain (loss) on investments	4,143,398	110
Change in unrealized appreciation (depreciation) of investments	7,766,450	372,964
Net Increase (Decrease) in Net Assets Resulting from Operations	12,556,534	388,385

Dividends to Shareholders
From net investment income and net realized gain on investments	(660,123)	—
Total Dividends	(660,123)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	90,002,261	29,453,588
Total Increase (Decrease) in Net Assets	101,898,672	29,841,973

Net Assets
Beginning of period	29,841,973	—
End of period	$131,740,645	$29,841,973

Capital Share Transactions
Dollars:
Sold	$138,799,895	$29,453,588
Redeemed	(48,797,634)	—
Net Increase (Decrease)	$90,002,261	$29,453,588
Shares:
Sold	5,150,000	1,150,001
Redeemed	(1,750,000)	—
Net Increase (Decrease)	3,400,000	1,150,001

(a) Period from May 19, 2021, date operations commenced, through June 30, 2021.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Mega-Cap ETF
	Period ended	Year ended
	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$16,011,361	$28,827,265
Net realized gain (loss) on investments	252,219,542	192,160,118
Change in unrealized appreciation (depreciation) of investments	(19,503,795)	284,619,935
Net Increase (Decrease) in Net Assets Resulting from Operations	248,727,108	505,607,318

Dividends to Shareholders
From net investment income and net realized gain on investments	(24,965,735)	(27,303,682)
Total Dividends	(24,965,735)	(27,303,682)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(316,124,669)	(25,285,343)
Total Increase (Decrease) in Net Assets	(92,363,296)	453,018,293

Net Assets
Beginning of period	1,958,064,176	1,505,045,883
End of period	$1,865,700,880	$1,958,064,176

Capital Share Transactions
Dollars:
Sold	$407,861,839	$526,851,840
Redeemed	(723,986,508)	(552,137,183)
Net Increase (Decrease)	$(316,124,669)	$(25,285,343)
Shares:
Sold	9,600,000	14,150,000
Redeemed	(16,850,000)	(14,900,000)
Net Increase (Decrease)	(7,250,000)	(750,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Small-Cap Adaptive Multi-
	Factor ETF
	Period ended	Period ended
	December 31, 2021	June 30, 2021 (a)
Operations
Net investment income (loss)	$65,745	$6,980
Net realized gain (loss) on investments	(13,745)	1,295
Change in unrealized appreciation (depreciation) of investments	311,897	131,664
Net Increase (Decrease) in Net Assets Resulting from Operations	363,897	139,939

Dividends to Shareholders
From net investment income and net realized gain on investments	(105,510)	—
Total Dividends	(105,510)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	—	6,262,759
Total Increase (Decrease) in Net Assets	258,387	6,402,698

Net Assets
Beginning of period	6,402,698	—
End of period	$6,661,085	$6,402,698

Capital Share Transactions
Dollars:
Sold	$—	$6,262,759
Redeemed	—	—
Net Increase (Decrease)	$—	$6,262,759
Shares:
Sold	—	250,001
Redeemed	—	—
Net Increase (Decrease)	—	250,001

(a) Period from May 19, 2021, date operations commenced, through June 30, 2021.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Small-Cap Multi-Factor ETF
	Period ended	Year ended
	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$14,021,758	$13,278,051
Net realized gain (loss) on investments	185,204,436	186,577,277
Change in unrealized appreciation (depreciation) of investments	(168,080,184)	264,338,863
Net Increase (Decrease) in Net Assets Resulting from Operations	31,146,010	464,194,191

Dividends to Shareholders
From net investment income and net realized gain on investments	(17,349,751)	(10,376,768)
Total Dividends	(17,349,751)	(10,376,768)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(404,496,326)	845,880,659
Total Increase (Decrease) in Net Assets	(390,700,067)	1,299,698,082

Net Assets
Beginning of period	1,628,003,299	328,305,217
End of period	$1,237,303,232	$1,628,003,299

Capital Share Transactions
Dollars:
Sold	$424,307,185	$1,451,694,258
Redeemed	(828,803,511)	(605,813,599)
Net Increase (Decrease)	$(404,496,326)	$845,880,659
Shares:
Sold	9,050,000	36,050,000
Redeemed	(17,650,000)	(13,350,000)
Net Increase (Decrease)	(8,600,000)	22,700,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Value ETF
	Period ended	Year ended
	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$1,069,700	$826,275
Net realized gain (loss) on investments	4,042,509	7,607,296
Change in unrealized appreciation (depreciation) of investments	(622,242)	1,803,600
Net Increase (Decrease) in Net Assets Resulting from Operations	4,489,967	10,237,171

Dividends to Shareholders
From net investment income and net realized gain on investments	(1,428,275)	(700,888)
Total Dividends	(1,428,275)	(700,888)

Capital Share Transactions
Net increase (decrease) in capital share transactions	34,580,463	3,055,086
Total Increase (Decrease) in Net Assets	37,642,155	12,591,369

Net Assets
Beginning of period	44,498,336	31,906,967
End of period	$82,140,491	$44,498,336

Capital Share Transactions
Dollars:
Sold	$64,496,194	$38,529,990
Redeemed	(29,915,731)	(35,474,904)
Net Increase (Decrease)	$34,580,463	$3,055,086
Shares:
Sold	1,500,000	950,000
Redeemed	(700,000)	(1,050,000)
Net Increase (Decrease)	800,000	(100,000)

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of fourteen series, Principal Active High Yield ETF, Principal Healthcare Innovators ETF, Principal International Adaptive Multi-Factor ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials ETF, Principal Quality ETF, Principal Spectrum Preferred Securities Active ETF, Principal Spectrum Tax-Advantaged Dividend Active ETF, Principal Ultra-Short Active Income ETF, Principal U.S. Large-Cap Adaptive Multi-Factor ETF, Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap Adaptive Multi-Factor ETF, Principal U.S. Small-Cap Multi-Factor ETF and Principal Value ETF (collectively, the “Funds” and individually, a “Fund”). The Funds are “diversified”, and as such, the Funds' investments are required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares”.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares with the exception of Principal International Adaptive Multi-Factor ETF which is issued and redeemed in aggregations of 100,000 shares (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems Creation Unit Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares are listed on the respective exchanges as listed below:

Fund	Exchange
Principal Active High Yield ETF	NYSE Arca
Principal Healthcare Innovators ETF	The Nasdaq Stock Market LLC
Principal International Adaptive Multi-Factor ETF	Cboe BZX Exchange, Inc.
Principal Investment Grade Corporate Active ETF	NYSE Arca
Principal Millennials ETF	The Nasdaq Stock Market LLC
Principal Quality ETF	The Nasdaq Stock Market LLC
Principal Spectrum Preferred Securities Active ETF	NYSE Arca
Principal Spectrum Tax-Advantaged Dividend Active ETF	NYSE Arca
Principal Ultra-Short Active Income ETF	NYSE Arca
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	Cboe BZX Exchange, Inc.
Principal U.S. Mega-Cap ETF	The Nasdaq Stock Market LLC
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	Cboe BZX Exchange, Inc.
Principal U.S. Small-Cap Multi-Factor ETF	The Nasdaq Stock Market LLC
Principal Value ETF	The Nasdaq Stock Market LLC

Principal U.S. Large-Cap Adaptive Multi-Factor ETF and Principal U.S. Small-Cap Adaptive Multi-Factor ETF initial investments and commencement of operations was May 19, 2021. Principal International Adaptive Multi-Factor ETF initial investment and commencement of operations was May 26, 2021.

Effective September 1, 2021, Principal Active Income ETF changed its name to Principal Active High Yield ETF. In addition to the name change, the Trust's Board of Trustees authorized a 2 for 1 stock split effective after the close of trading on August 30, 2021. The stock split has been retroactively reflected on the Statement of Changes in Net Assets and Financial Highlights.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

1. Organization (continued)

Effective October 29, 2021, the following Funds changed their names as shown below:

Previous Name	New Name
Principal Healthcare Innovators Index ETF	Principal Healthcare Innovators ETF
Principal Millennials Index ETF	Principal Millennials ETF

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds may invest in series of Principal Funds, Inc. and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund's closing NAV per share on the day of valuation.

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Fund's Board of Trustees.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security's fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by APs.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Trust's Board of Trustees, as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

2. Significant Accounting Policies (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective Fund as of December 31, 2021:

Principal International Adaptive Multi-Factor ETF
Australian Dollar	6.13%
British Pound Sterling	11.19%
Canadian Dollar	13.44%
Euro	25.73%
Japanese Yen	20.24%
Swiss Franc	10.01%
Principal Millennials ETF
Euro	12.65%
Japanese Yen	5.50%
Korean Won	7.89%

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except when aggregated into at least a Creation Unit, Shares are not redeemable.

The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.

Expenses. For all Funds, a unitary investment management and advisory fee is charged. The Advisor covers all operating expenses through the investment management and advisory fee with the exception of 12b-1 fees, brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses, if applicable.

Dividends to Shareholders. Dividends to shareholders of the Funds are recorded on the ex-dividend date. Dividends to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, futures contracts, net operating losses, sales of passive foreign investment companies, partnership investments, foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, real estate investment trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of Shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code (“IRC”). Permanent

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

2. Significant Accounting Policies (continued)

book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds each intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended December 31, 2021, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.

Foreign Taxes. Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statements of Operations.

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-Bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the impact of the ASU over the period of time the ASU is effective.

3. Operating Policies

Contingent Convertible Securities (“CoCos”). As footnoted in the Schedules of Investments, certain of the Funds invest in contingent convertible securities. CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers”. Although a contingent convertible security's equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution's continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution's discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer's liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer's applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer's decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

3. Operating Policies (continued)

Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended December 31, 2021, the Funds did not engage in cross trades.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the Statements of Assets and Liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. As of December 31,2021, deposits with counterparty for Principal Investment Grade Corporate Active ETF and Principal Spectrum Tax-Advantaged Dividend Active ETF were $643,400 and $14,955.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the Statements of Assets and Liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Principal Investment Grade Corporate Active ETF. The notional values of the futures contracts will vary in accordance with changing duration of this Fund.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management's experience, the risk of loss would be remote.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

3. Operating Policies (continued)

Securities Lending. As footnoted in the Schedules of Investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the Statements of Operations.

Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below investment grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the Schedule of Investments.

In connection with the senior floating rate interests, the Fund may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31, 2021, there were no unfunded loan commitments.

Underlying Funds. An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.

The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc., affiliates of the Advisor, and other asset allocation programs. The Advisor is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

3. Operating Policies (continued)

As of December 31, 2021, series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in aggregate, of the outstanding Shares of the Funds listed below:

Total Percentage of
Fund	Outstanding Shares Owned
Principal Active High Yield ETF	80.46%
Principal Investment Grade Corporate Active ETF	93.57
Principal U.S. Mega-Cap ETF	83.25
Principal U.S. Small-Cap Multi-Factor ETF	93.68

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ Shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where on the Statements of Assets and Liabilities and Statements of Operations information about derivatives can be found:

	Asset Derivatives		Liability Derivatives
	December 31, 2021		December 31, 2021

	Statement of Assets and		Statement of Assets and
Derivatives not accounted for as hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Receivables, Total		Payables, Total
	distributable earnings		distributable earnings
	(accumulated loss)	$ —*	(accumulated loss)	$(111,634	)*

* Includes cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Schedule of Investments. Only the portion of the unrealized appreciation (depreciation) not yet cash settled is shown in the Statements of Assets and Liabilities as variation margin.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

3. Operating Policies (continued)

		Net Realized Gain or	Net Change in Unrealized
		(Loss) on Derivatives	Appreciation
	Location of Gain or (Loss) on	Recognized in	(Depreciation) of
	Derivatives Recognized in	Statement of	Derivatives Recognized in
Derivatives not accounted for as hedging instruments	Statement of Operations	Operations	Statement of Operations
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Net realized gain (loss) from
Futures contracts/Net change
in unrealized appreciation/
(depreciation) of Futures
	contracts	$453,652	$(21,855)

Principal Spectrum Tax-Advantaged Dividend Active ETF
Interest rate contracts	Net realized gain (loss) from
Investment transactions,
Futures contracts and Options
/Change in unrealized
	appreciation (depreciation) of	$(45)	$—
Investments, Futures contracts
and Options

The following table includes a summary of the monthly average outstanding notional by derivative instrument type for the period ended December 31, 2021:

		Average Notional or
Contract Type	Derivative Type	Number of Contracts
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Futures — Short	$60,963,461

Principal Spectrum Tax-Advantaged Dividend Active ETF
Interest rate contracts	Purchased options	3
	Written options	3

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, over-the-counter (“OTC”) derivatives, mortgage-backed securities and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds' assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain common stocks.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

4. Fair Valuation (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of December 31, 2021, in valuing the Funds' securities carried at fair value:

			Level 2 —
			Other		Level 3 —
	Level 1 —		Significant		Significant
	Quoted		Observable		Unobservable
Fund	Prices		Inputs		Inputs		Totals (Level 1,2,3)

Principal Active High Yield ETF
Common Stocks*	$2,064,161	$	— $			— $	2,064,161
Bonds*	—		216,847,714			—	216,847,714
Senior Floating Rate Interests*	—		21,401,924			—	21,401,924
Investment Companies	9,349,979		—			—	9,349,979
Total investments in securities	$11,414,140		$238,249,638	$		— $	249,663,778

Principal Healthcare Innovators ETF
Common Stocks*	$89,836,056	$	— $			— $	89,836,056
Investment Companies	4,855,246		—			—	4,855,246
Total investments in securities	$94,691,302	$	— $			— $	94,691,302

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

4. Fair Valuation (continued)

				Level 2 —
				Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs		Totals (Level 1,2,3)

Principal International Adaptive Multi-Factor ETF
Common Stocks*
Basic Materials		$8,530,029	$	— $			— $	8,530,029
Communications		8,089,493		—			—	8,089,493
Consumer, Cyclical		17,247,739		—			—	17,247,739
Consumer, Non-cyclical		30,440,310		—			—	30,440,310
Diversified		232,664		—			—	232,664
Energy		3,136,210		—			—	3,136,210
Financial		30,340,004		63,817			—	30,403,821
Industrial		17,760,648		94,793			—	17,855,441
Technology		9,428,101		—			—	9,428,101
Utilities		5,240,767		—			—	5,240,767
Preferred Stocks*		320,980		—			—	320,980
Investment Companies		927,307		—			—	927,307
Total investments in securities		$131,694,252		$158,610	$		— $	131,852,862

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		482,353,183	$		— $	482,353,183
Investment Companies		5,723,763		—			—	5,723,763
Total investments in securities		$5,723,763		$482,353,183	$		— $	488,076,946
Derivatives
Liabilities
Interest rate contracts
Futures		$(111,634	) $	— $			— $	(111,634)

Principal Millennials ETF
Common Stocks*		$103,313,440	$	— $			— $	103,313,440
Investment Companies		3,097,306		—			—	3,097,306
Total investments in securities		$106,410,746	$	— $			— $	106,410,746

Principal Quality ETF
Common Stocks*		$96,527,314	$	— $			— $	96,527,314
Investment Companies		270,326		—			—	270,326
Total investments in securities		$96,797,640	$	— $			— $	96,797,640

Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		437,462,705	$		— $	437,462,705
Investment Companies		19,134,573		—			—	19,134,573
Total investments in securities		$19,134,573		$437,462,705	$		— $	456,597,278

Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*		$2,978,397	$	— $			— $	2,978,397
Bonds*		—		20,811,607			—	20,811,607
Investment Companies		154,820		—			—	154,820
Total investments in securities		$3,133,217		$20,811,607	$		— $	23,944,824

Principal Ultra-Short Active Income ETF
Bonds*	$	— $		8,086,931	$		— $	8,086,931
U.S. Government & Government
Agency Obligations*		—		199,984			—	199,984
Investment Companies		285,397		—			—	285,397
Total investments in securities		$285,397		$8,286,915	$		— $	8,572,312

Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Common Stocks*		$131,396,617	$	— $			— $	131,396,617
Investment Companies		514,794		—			—	514,794
Total investments in securities		$131,911,411	$	— $			— $	131,911,411

Principal U.S. Mega-Cap ETF
Common Stocks*		$1,862,074,458	$	— $			— $	1,862,074,458
Investment Companies		4,266,564		—			—	4,266,564
Total investments in securities		$1,866,341,022	$	— $			— $	1,866,341,022

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

4. Fair Valuation (continued)

			Level 2 —
			Other	Level 3 —
	Level 1 —		Significant	Significant
	Quoted		Observable	Unobservable
Fund	Prices		Inputs	Inputs		Totals (Level 1,2,3)

Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Common Stocks*	$6,644,495	$	— $		— $	6,644,495
Investment Companies	15,999		—		—	15,999
Total investments in securities	$6,660,494	$	— $		— $	6,660,494

Principal U.S. Small-Cap Multi-Factor ETF
Common Stocks*	$1,233,473,213	$	— $		— $	1,233,473,213
Investment Companies	15,395,844		—		—	15,395,844
Total investments in securities	$1,248,869,057	$	— $		— $	1,248,869,057

Principal Value ETF
Common Stocks*	$81,818,381	$	— $		— $	81,818,381
Investment Companies	273,672		—		—	273,672
Total investments in securities	$82,092,053	$	— $		— $	82,092,053

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
5.	Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay management and investment advisory fees to the Advisor computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, which is also an affiliate of the Advisor. The management fee schedule for the Funds is as follows:

	First	Next	Next	Over
Fund	$500 Million	$500 Million	$500 Million	$1.5 Billion
Principal Healthcare Innovators ETF	0.42%	0.40%	0.38%	0.37%
Principal Millennials ETF	0.45	0.43	0.41	0.40

Fund				All Assets
Principal Active High Yield ETF				0.39	%*
Principal International Adaptive Multi-Factor ETF				0.24
Principal Investment Grade Corporate Active ETF				0.19
Principal Quality ETF				0.15
Principal Spectrum Preferred Securities Active ETF				0.55
Principal Spectrum Tax-Advantaged Dividend Active ETF				0.60
Principal Ultra-Short Active Income ETF				0.18
Principal U.S. Large-Cap Adaptive Multi-Factor ETF				0.15
Principal U.S. Mega-Cap ETF				0.15
Principal U.S. Small-Cap Adaptive Multi-Factor ETF				0.19
Principal U.S. Small-Cap Multi-Factor ETF				0.38
Principal Value ETF				0.15
* Prior to September 1, 2021, the management fee was 0.49%.

The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, and other extraordinary expenses) for certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

The limit is expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expenses borne by the Advisor are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limit. Any amount outstanding at the end of the period are shown as an expense reimbursement from Advisor or expense reimbursement to Advisor on the Statements of Assets and Liabilities. The expense limit for Principal U.S. Mega-Cap ETF is 0.12% through October 31, 2022.

Affiliated Ownership. At December 31, 2021, Principal Financial Services, Inc., Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. (each an affiliate of the Advisor) owned Shares of the Funds as follows:

Fund	Shares
Principal Active High Yield ETF	9,494,200
Principal International Adaptive Multi-Factor ETF	390,001
Principal Investment Grade Corporate Active ETF	17,450,000
Principal Spectrum Tax-Advantaged Dividend Active ETF	995,521
Principal Ultra-Short Active Income ETF	199,681
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	198,571
Principal U.S. Mega-Cap ETF	35,050,000
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	200,965
Principal U.S. Small-Cap Multi-Factor ETF	24,450,000

Affiliated Brokerage Commissions. With respect to Principal Spectrum Tax-Advantaged Dividend Active ETF, $248 of brokerage commissions were paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended December 31, 2021.

6. Investment Transactions

For the period ended December 31, 2021, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal Active High Yield ETF	$270,364,742	$205,187,908	$—	$—
Principal Healthcare Innovators ETF	34,728,454	35,743,564	—	—
Principal International Adaptive Multi-Factor ETF	40,839,319	29,769,802	—	—
Principal Investment Grade Corporate Active ETF	123,945,795	112,130,226	—	—
Principal Millennials ETF	7,407,698	7,976,072	—	—
Principal Quality ETF	196,375	349,761	—	—
Principal Spectrum Preferred Securities Active ETF	78,370,634	12,094,490	—	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	508,643	322,197	—	—
Principal Ultra-Short Active Income ETF	3,717,965	2,774,116	—	—
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	38,380,416	38,316,738	—	—
Principal U.S. Mega-Cap ETF	220,693,294	225,620,738	—	—
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	2,719,076	2,744,313	—	—
Principal U.S. Small-Cap Multi-Factor ETF	506,914,962	507,628,721	—	—
Principal Value ETF	1,231,138	1,688,264	—	—

For the period ended December 31, 2021, in-kind transactions were as follows:

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

7. Federal Tax Information

Fund	Purchases	Sales
Principal Active High Yield ETF	$10,921,581	$57,639,903
Principal Healthcare Innovators ETF	2,778,151	55,147,594
Principal International Adaptive Multi-Factor ETF	81,561,771	9,526,463
Principal Investment Grade Corporate Active ETF	16,289,109	—
Principal Millennials ETF	27,938,128	35,328,764
Principal Quality ETF	106,083,308	78,270,451
Principal Spectrum Preferred Securities Active ETF	26,631,448	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	1,940,785	—
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	135,627,856	45,930,003
Principal U.S. Mega-Cap ETF	407,732,001	726,593,827
Principal U.S. Small-Cap Multi-Factor ETF	421,813,647	828,119,640
Principal Value ETF	64,486,566	29,924,001

Unsettled in-kind purchases and sales at the end of the period are included in investment securities purchased and investment securities sold, respectively, on the Statements of Assets and Liabilities.

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2021, and December 31, 2021 was as follows:

	Ordinary Income			Long-Term Capital Gain*
	Period ended	Period ended		Period ended	Period ended
Fund	December 31, 2021	June 30, 2021		December 31, 2021	June 30, 2021
Principal Active High Yield ETF	$6,251,383	$9,881,656	$	— $	—
Principal Healthcare Innovators ETF	861,124	527,787		—	—
Principal International Adaptive Multi-Factor ETF	1,153,177	—		—	—
Principal Investment Grade Corporate Active ETF	9,076,520	10,618,462		634,167	3,773,742
Principal Millennials ETF	2,713,066	481,261		—	—
Principal Quality ETF	614,556	296,923		—	—
Principal Spectrum Preferred Securities Active ETF	9,470,707	9,608,037		—	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	707,569	1,062,462		30,484	—
Principal Ultra-Short Active Income ETF	56,101	215,987		—	—
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	660,123	—		—	—
Principal U.S. Mega-Cap ETF	24,965,735	27,303,682		—	—
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	105,510	—		—	—
Principal U.S. Small-Cap Multi-Factor ETF	17,349,751	10,376,768		—	—
Principal Value ETF	1,428,275	700,888		—	—

* The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of June 30, 2021, the components of distributable earnings (accumulated loss) on a federal income tax basis were:

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

7. Federal Tax Information (continued)

				Late Year
				Ordinary and
	Undistributed	Undistributed	Unrealized	Post Oct
	Ordinary	Long-Term	Appreciation/	Capital Loss	Capital Loss
Fund	Income	Capital Gains	(Depreciation)	Deferrals	Carryforward
Principal Active High Yield ETF	$831,649	$—	$24,849,782	$—	$(14,379,385)
Principal Healthcare Innovators ETF	861,124	—	19,384,511	(1,381,846)	(854,489)
Principal International Adaptive Multi-Factor ETF	75,711	—	(1,035,524)	—	—
Principal Investment Grade Corporate Active ETF	1,067,183	65,131	6,993,476	—	—
Principal Millennials ETF	65,272	—	11,188,422	—	(2,828,381)
Principal Quality ETF	142,898	—	2,374,987	—	(1,538,325)
Principal Spectrum Preferred Securities Active ETF	1,381,160	—	10,176,459	—	(1,875,171)
Principal Spectrum Tax-Advantaged Dividend Active ETF	149,815	—	1,427,464	—	—
Principal Ultra-Short Active Income ETF	9,140	—	(26,912)	—	(125,628)
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	15,441	247	372,697	—	—
Principal U.S. Mega-Cap ETF	8,465,068	—	389,916,580	—	(63,824,955)
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	8,240	35	131,664	—	—
Principal U.S. Small-Cap Multi-Factor ETF	4,414,408	—	223,375,303	—	(85,559,823)
Principal Value ETF	340,273	—	2,791,996	—	(2,182,414)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of June 30, 2021, the Funds had approximate net capital loss carryforwards as follows:

	No Expiration	No Expiration		Annual
Fund	Short-Term	Long-Term	Total	Limitations*
Principal Active High Yield ETF	$5,508,508	$8,870,877	$14,379,385	$ 1,874,152
Principal Healthcare Innovators ETF	—	854,489	854,489	—
Principal International Adaptive Multi-Factor ETF	—	—	—	—
Principal Investment Grade Corporate Active ETF	—	—	—	—
Principal Millennials ETF	2,819,136	9,245	2,828,381	—
Principal Quality ETF	1,157,520	380,805	1,538,325	294,429
Principal Spectrum Preferred Securities Active ETF	957,946	917,225	1,875,171	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	—	—	—	—
Principal Ultra-Short Active Income ETF	71,425	54,203	125,628	—
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	—	—	—	—
Principal U.S. Mega-Cap ETF	57,299,653	6,525,302	63,824,955	—
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	—	—	—	—
Principal U.S. Small-Cap Multi-Factor ETF	56,960,496	28,599,327	85,559,823	—
Principal Value ETF	869,689	1,312,725	2,182,414	230,798

* In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.

All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.

For the year ended June 30, 2021, the Funds utilized capital loss carryforwards as follows:

Fund	Utilized
Principal Healthcare Innovators ETF	$2,985,702
Principal Spectrum Tax-Advantaged Dividend Active ETF	5,892
Principal U.S. Mega-Cap ETF	16,646,055

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

7. Federal Tax Information (continued)

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.

For the taxable year ended June 30, 2021, the Funds intend to defer late-year capital and ordinary losses as follows:

Fund	Late Year Ordinary Loss	Post October Loss Capital Loss
Principal Healthcare Innovators ETF	$—	$(1,381,846)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period ended June 30, 2021, the Funds recorded reclassifications as follows:

	Total
	Distributable Earnings
Fund	(Accumulated Loss)	Paid In Capital
Principal Active High Yield ETF	$(268,856)	$268,856
Principal Healthcare Innovators ETF	(26,764,189)	26,764,189
Principal International Adaptive Multi-Factor ETF	(15,000)	15,000
Principal Investment Grade Corporate Active ETF	(1,023,845)	1,023,845
Principal Millennials ETF	(22,957,641)	22,957,641
Principal Quality ETF	(7,315,778)	7,315,778
Principal Spectrum Preferred Securities Active ETF	(757,854)	757,854
Principal Spectrum Tax-Advantaged Dividend Active ETF	—	—
Principal Ultra-Short Active Income ETF	(3,091)	3,091
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	—	—
Principal U.S. Mega-Cap ETF	(175,651,470)	175,651,470
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	—	—
Principal U.S. Small-Cap Multi-Factor ETF	(208,573,293)	208,573,293
Principal Value ETF	(7,817,645)	7,817,645

Federal Income Tax Basis. As of June 30, 2021, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:

				Cost for
			Net Unrealized	Federal
	Unrealized	Unrealized	Appreciation	Income Tax
Fund	Appreciation	Depreciation	(Depreciation)	Purposes
Principal Active High Yield ETF	$27,746,110	$(2,896,082)	$24,850,028	$209,215,515
Principal Healthcare Innovators ETF	32,133,352	(12,748,841)	19,384,511	163,391,512
Principal International Adaptive Multi-Factor ETF	284,101	(1,319,182)	(1,035,081)	48,109,836
Principal Investment Grade Corporate Active ETF	8,896,060	(1,902,584)	6,993,476	473,764,748
Principal Millennials ETF	13,595,959	(2,407,370)	11,188,589	120,014,188
Principal Quality ETF	2,915,066	(540,078)	2,374,988	56,082,189
Principal Spectrum Preferred Securities Active ETF	11,030,241	(853,781)	10,176,460	359,885,216
Principal Spectrum Tax-Advantaged Dividend Active ETF	1,430,511	(3,048)	1,427,463	21,025,470
Principal Ultra-Short Active Income ETF	9,124	(36,036)	(26,912)	8,664,026
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	666,512	(293,815)	372,697	29,514,328

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

7. Federal Tax Information (continued)

				Cost for
			Net Unrealized	Federal
	Unrealized	Unrealized	Appreciation	Income Tax
Fund	Appreciation	Depreciation	(Depreciation)	Purposes
Principal U.S. Mega-Cap ETF	395,022,185	(5,105,605)	389,916,580	1,567,391,432
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	331,137	(199,473)	131,664	6,267,882
Principal U.S. Small-Cap Multi-Factor ETF	250,054,123	(26,678,820)	223,375,303	1,420,240,060
Principal Value ETF	3,225,909	(433,914)	2,791,995	41,630,219

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statement. There were no additional items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2021 (unaudited)

COMMON STOCKS — 0.84%	Shares Held	Value

REITs — 0.84%
CBL & Associates Properties Inc (a)	66,159	$2,064,161
TOTAL COMMON STOCKS		$2,064,161
	Principal
BONDS — 88.61%	Amount	Value

Aerospace & Defense — 1.78%
Bombardier, Inc.
7.13%, 06/15/2026 (b)	$848,000	$879,723
Triumph Group, Inc.
7.75%, 08/15/2025 (c)	3,312,000	3,287,160
8.88%, 06/01/2024 (b)	185,000	201,776
		$4,368,659

Airlines — 0.12%
United Airlines Pass-Through Trust
3.65%, 07/07/2027	288,587	285,375

Auto Manufacturers — 1.98%
Ford Motor Co.
3.25%, 02/12/2032	1,497,000	1,532,928
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,889,000	1,962,520
4.39%, 01/08/2026	217,000	233,818
4.54%, 08/01/2026	1,037,000	1,126,441
		$4,855,707

Auto Parts & Equipment — 1.52%
Tenneco, Inc.
7.88%, 01/15/2029 (b)	3,445,000	3,720,600

Banks — 1.43%
Deutsche Bank AG
(5-year Treasury Constant Maturity Rate + 4.52%),
6.00%, 10/30/2025 (d),(e),(f)	3,360,000	3,490,200

Chemicals — 3.81%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (b)	3,560,000	3,479,900
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%; 11/01/2026 (b),(g)	943,000	963,039
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029 (b)	2,470,000	2,408,250
Tronox, Inc.
4.63%, 03/15/2029 (b)	2,470,000	2,466,912
		$9,318,101

Commercial Services — 4.01%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (b)	1,665,000	1,583,831
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.13%, 10/15/2026 (b)	2,048,000	2,068,480
Garda World Security Corp.
6.00%, 06/01/2029 (b)	366,000	349,530
9.50%, 11/01/2027 (b)	2,395,000	2,582,253
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026 (b)	3,079,000	3,235,875
		$9,819,969

Construction Materials — 2.63%
Patrick Industries, Inc.
4.75%, 05/01/2029 (b)	838,000	833,810
7.50%, 10/15/2027 (b)	1,523,000	1,621,995

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Construction Materials (continued)
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (b)	$3,718,000	$3,969,151
		$6,424,956

Diversified Financial Services — 5.89%
AerCap Holdings NV
(5-year Treasury Constant Maturity Rate + 4.54%),
5.88%, 10/10/2079 (d)	3,485,000	3,606,975
Coinbase Global, Inc.
3.63%, 10/01/2031 (b),(c)	591,000	543,720
Credit Acceptance Corp.
6.63%, 03/15/2026	3,392,000	3,530,529
Global Aircraft Leasing Co. Ltd.
6.50%, PIK 7.25%; 09/15/2024 (b),(g)	3,481,789	3,359,926
OneMain Finance Corp.
4.00%, 09/15/2030	2,425,000	2,384,697
6.63%, 01/15/2028	872,000	976,640
		$14,402,487

Electric — 2.05%
Clearway Energy Operating LLC
4.75%, 03/15/2028 (b)	1,095,000	1,151,119
GenOn Energy, Inc.
0.00%, 10/15/2049 (a),(h),(i)	3,100,000	—
Vistra Corp.
(5-year Treasury Constant Maturity Rate + 5.74%),
7.00%, 12/15/2026 (b),(d),(e)	1,560,000	1,580,108
Vistra Operations Co. LLC
4.38%, 05/01/2029 (b)	2,285,000	2,288,725
		$5,019,952

Engineering & Construction — 1.59%
MasTec, Inc.
4.50%, 08/15/2028 (b)	3,738,000	3,882,847

Entertainment — 6.41%
Boyne USA, Inc.
4.75%, 05/15/2029 (b)	2,295,000	2,363,850
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (b)	406,000	426,148
8.13%, 07/01/2027 (b)	1,869,000	2,069,805
CCM Merger, Inc.
6.38%, 05/01/2026 (b)	3,470,000	3,613,138
International Game Technology PLC
5.25%, 01/15/2029 (b)	2,133,000	2,260,020
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (b)	1,546,000	1,573,055
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.
8.50%, 11/15/2027 (b)	3,136,000	3,386,880
		$15,692,896

Food — 5.45%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027 (b)	722,000	757,696
Chobani LLC/Chobani Finance Corp, Inc.
7.50%, 04/15/2025 (b)	2,861,000	2,945,256
Fresh Market, Inc.
9.75%, 05/01/2023 (b)	2,315,000	2,381,556
Kraft Heinz Foods Co.
3.75%, 04/01/2030	3,297,000	3,558,865

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Food (continued)
Pilgrim's Pride Corp.
3.50%, 03/01/2032 (b)	$3,002,000	$3,032,020
4.25%, 04/15/2031 (b)	624,000	655,200
		$13,330,593

Forest Products & Paper — 1.01%
Mercer International, Inc.
5.13%, 02/01/2029	2,410,000	2,461,502

Healthcare — Services — 5.40%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (b)	3,214,000	3,302,385
Centene Corp.
2.50%, 03/01/2031	531,000	516,936
3.38%, 02/15/2030	1,929,000	1,964,474
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (b)	3,438,000	3,665,768
LifePoint Health, Inc.
5.38%, 01/15/2029 (b)	3,792,000	3,773,040
		$13,222,603

Home Builders — 2.19%
Empire Communities Corp.
7.00%, 12/15/2025 (b)	2,315,000	2,396,025
Forestar Group, Inc.
3.85%, 05/15/2026 (b)	566,000	567,415
5.00%, 03/01/2028 (b)	2,335,000	2,396,294
		$5,359,734

Insurance — 0.80%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029 (b)	431,000	419,148
7.00%, 11/15/2025 (b)	1,546,000	1,544,871
		$1,964,019

Investment Companies — 1.01%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029 (b)	2,352,000	2,463,720

Iron & Steel — 0.97%
TMS International Corp.
6.25%, 04/15/2029 (b)	2,380,000	2,368,100

Leisure Time — 2.00%
Life Time, Inc.
5.75%, 01/15/2026 (b)	2,395,000	2,478,825
NCL Corp. Ltd.
10.25%, 02/01/2026 (b)	65,000	75,604
12.25%, 05/15/2024 (b)	1,087,000	1,288,095
NCL Finance Ltd.
6.13%, 03/15/2028 (b)	1,070,000	1,053,950
		$4,896,474

Media — 6.26%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.88%, 08/15/2027 (b)	3,550,000	3,634,171
DISH DBS Corp.
5.13%, 06/01/2029	469,000	426,790
5.25%, 12/01/2026 (b)	674,284	684,928
5.88%, 11/15/2024	1,240,000	1,273,802
7.38%, 07/01/2028	2,072,000	2,097,900
Scripps Escrow II, Inc.
5.38%, 01/15/2031 (b)	983,000	998,974

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Media (continued)
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (b)	$2,305,000	$2,305,668
UPC Holding BV
5.50%, 01/15/2028 (b)	1,606,000	1,666,225
Ziggo BV
5.50%, 01/15/2027 (b)	2,172,000	2,231,730
		$15,320,188

Mining — 4.69%
Copper Mountain Mining Corp.
8.00%, 04/09/2026 (b)	2,130,600	2,229,247
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (b)	3,090,000	3,325,612
Novelis Corp.
3.88%, 08/15/2031 (b)	3,054,000	3,034,913
Taseko Mines Ltd.
7.00%, 02/15/2026 (b)	2,769,000	2,879,760
		$11,469,532

Oil & Gas — 6.68%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026 (b)	3,292,000	3,536,267
Antero Resources Corp.
7.63%, 02/01/2029 (b)	2,813,000	3,122,430
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029 (b)	526,000	506,112
7.00%, 11/01/2026 (b)	2,403,000	2,436,041
Oasis Petroleum, Inc.
6.38%, 06/01/2026 (b)	3,520,000	3,687,200
Occidental Petroleum Corp.
3.40%, 04/15/2026	918,000	941,574
4.40%, 04/15/2046	218,000	223,450
6.13%, 01/01/2031	318,000	386,370
6.63%, 09/01/2030	1,220,000	1,509,750
		$16,349,194

Packaging & Containers — 0.66%
LABL, Inc.
5.88%, 11/01/2028 (b)	257,000	264,871
8.25%, 11/01/2029 (b)	1,352,000	1,359,503
		$1,624,374

Pharmaceuticals — 0.83%
Jazz Securities DAC
4.38%, 01/15/2029 (b)	1,974,000	2,043,959

Pipelines — 6.06%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (b)	2,265,000	2,389,609
5.75%, 03/01/2027 (b)	1,433,000	1,484,946
CNX Midstream Partners LP
4.75%, 04/15/2030 (b)	3,667,000	3,653,249
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/2027 (b)	3,550,000	3,616,562
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	3,402,000	3,694,402
		$14,838,768

REITs — 2.26%
CBL & Associates HoldCo II LLC
10.00%, 11/15/2029	1,735,616	1,739,955

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

REITs (continued)
CBL & Associates LP
0.00%, 12/15/2026 (a),(h),(i)	$6,000,000	$—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (b)	3,698,000	3,790,450
		$5,530,405

Retail — 5.73%
At Home Group, Inc.
4.88%, 07/15/2028 (b)	1,956,000	1,926,660
Bath & Body Works, Inc.
5.25%, 02/01/2028	386,000	426,530
6.63%, 10/01/2030 (b)	1,090,000	1,234,425
9.38%, 07/01/2025 (b)	416,000	507,520
BCPE Ulysses Intermediate, Inc.
7.75%, PIK 7.75%; 04/01/2027 (b),(g)	2,846,000	2,810,425
Dave & Buster's, Inc.
7.63%, 11/01/2025 (b)	1,755,000	1,871,269
Golden Nugget, Inc.
6.75%, 10/15/2024 (b)	1,200,000	1,200,000
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026 (b)	2,360,000	2,386,361
Park River Holdings, Inc.
5.63%, 02/01/2029 (b)	1,736,000	1,657,880
		$14,021,070

Telecommunications — 1.46%
DKT Finance ApS
9.38%, 06/17/2023 (b)	3,548,000	3,583,480

Transportation — 1.93%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
7.38%, 01/15/2022 (b)	1,076,000	1,067,930
11.25%, 08/15/2022 (b)	1,296,000	1,289,520
Watco Cos LLC/Watco Finance Corp.
6.50%, 06/15/2027 (b)	2,270,000	2,360,800
		$4,718,250
TOTAL BONDS		$216,847,714
	Principal
SENIOR FLOATING RATE INTERESTS — 8.75%	Amount	Value

Airlines — 2.35%
AAdvantage Loyalty IP Ltd., 2021 Term Loan
(3-month USD LIBOR + 4.75%),
5.50%, 04/20/2028	$3,355,000	$3,470,613
United Airlines, Inc., 2021 Term Loan B
(3-month USD LIBOR + 3.75%),
4.50%, 04/21/2028	2,278,521	2,281,620
		$5,752,233

Entertainment — 1.07%
Lions Gate Capital Holdings LLC, 2018 Term Loan B
(1-month USD LIBOR + 2.25%),
2.35%, 03/24/2025	1,757,039	1,740,207
The Enterprise Development Authority, Term Loan B
0.00%, 02/28/2028 (j)	877,215	875,390
		$2,615,597

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2021 (unaudited)

	Principal
SENIOR FLOATING RATE INTERESTS (continued)	Amount	Value

Forest Products & Paper — 1.40%
Pixelle Specialty Solutions LLC, Term Loan B
(1-month USD LIBOR + 6.50%),
7.50%, 10/31/2024	$3,445,000	$3,424,709

Insurance — 1.61%
Acrisure LLC, 2020 Term Loan B
(3-month USD LIBOR + 3.50%),
3.72%, 02/15/2027	422,848	417,563
Asurion LLC, 2021 2nd Lien Term Loan B3
(1-month USD LIBOR + 5.25%),
5.35%, 01/31/2028	3,505,000	3,513,763
		$3,931,326

Lodging — 0.49%
Golden Nugget, Inc., 2017 Incremental Term Loan B
(3-month USD LIBOR + 2.50%),
3.25%, 10/04/2023	1,211,224	1,202,685

Packaging & Containers — 1.11%
Valcour Packaging LLC, 2021 1st Lien Term Loan
(3-month USD LIBOR + 3.75%),
4.25%, 10/04/2028	1,600,000	1,598,000
Valcour Packaging LLC, 2021 2nd Lien Term Loan
(3-month USD LIBOR + 7.00%),
7.50%, 10/04/2029	1,125,000	1,119,375
		$2,717,375

Pharmaceuticals — 0.62%
Jazz Financing Lux SARL, USD Term Loan
0.00%, 05/05/2028 (j)	1,518,859	1,523,704

Retail — 0.10%
At Home Group, Inc. Term Loan B
0.00%, 07/23/2028 (j)	234,413	234,295
TOTAL SENIOR FLOATING RATE INTERESTS		$21,401,924
INVESTMENT COMPANIES — 3.82%	Shares Held	Value

Money Market Funds — 3.82%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(k),(l),(m)	847,958	$847,958
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (m)	8,502,021	8,502,021
TOTAL INVESTMENT COMPANIES		$9,349,979
Total Investments		$249,663,778
Other Assets and Liabilities — (2.02)%		(4,949,594)
Total Net Assets — 100.00%		$244,714,184

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $173,208,131 or 70.78% of net assets.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $830,737 or 0.34% of net assets.
(d)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $3,490,200 or 1.43% of net assets.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2021 (unaudited)

(h)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(i)	Security is defaulted.
(j)	This Senior Floating Rate Interest will settle after December 31, 2021, at which time the interest rate will be determined.
(k)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(l)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $847,958 or 0.35% of net assets.
(m)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		23.96%
Consumer, Non-cyclical		16.32%
Financial		13.83%
Energy		12.74%
Basic Materials		11.87%
Industrial		9.70%
Communications		7.73%
Money Market Funds		3.82%
Utilities		2.05%
Other Assets and Liabilities		(2.02)%
TOTAL NET ASSETS		100.00%

	June 30, 2021	Purchases	Sales	December 31, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$3,145,675	$18,397,284	20,695,001	$847,958
	$3,145,675	$18,397,284	20,695,001	$847,958

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	—	$—
	$—	$—	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators ETF
December 31, 2021 (unaudited)

COMMON STOCKS — 99.84%	Shares Held	Value

Biotechnology — 46.49%
2seventy bio, Inc. (a)	2,691	$68,970
9 Meters Biopharma, Inc. (a)	30,491	29,842
ACADIA Pharmaceuticals, Inc. (a)	19,113	446,097
ADMA Biologics, Inc. (a)	15,888	22,402
Adverum Biotechnologies, Inc. (a)	11,743	20,668
Agenus, Inc. (a)	27,901	89,841
Akero Therapeutics, Inc. (a)	4,170	88,195
Albireo Pharma, Inc. (a)	2,307	53,730
Aldeyra Therapeutics, Inc. (a)	6,925	27,700
Allakos, Inc. (a)	6,583	64,448
Allogene Therapeutics, Inc. (a)	17,017	253,894
Alnylam Pharmaceuticals, Inc. (a)	14,282	2,421,942
Altimmune, Inc. (a),(b)	4,755	43,556
ALX Oncology Holdings, Inc. (a)	4,831	103,818
Alzamend Neuro, Inc. (a),(b)	10,400	19,760
Amicus Therapeutics, Inc. (a)	32,033	369,981
AnaptysBio, Inc. (a)	3,287	114,223
Anavex Life Sciences Corp. (a),(b)	9,057	157,048
Annovis Bio, Inc. (a)	965	16,965
Apellis Pharmaceuticals, Inc. (a)	10,453	494,218
Applied Molecular Transport, Inc. (a)	4,601	64,322
Arcturus Therapeutics Holdings, Inc. (a)	3,148	116,507
Arcus Biosciences, Inc. (a)	8,580	347,233
Arcutis Biotherapeutics, Inc. (a)	6,010	124,647
Ardelyx, Inc. (a)	12,338	13,572
Arena Pharmaceuticals, Inc. (a)	7,291	677,626
Arrowhead Pharmaceuticals, Inc. (a)	12,529	830,673
Atara Biotherapeutics, Inc. (a)	10,146	159,901
Atea Pharmaceuticals, Inc. (a)	9,907	88,569
Atossa Therapeutics, Inc. (a)	15,156	24,250
Atreca, Inc., Class A (a),(b)	3,609	10,935
Avid Bioservices, Inc. (a)	7,341	214,210
Avidity Biosciences, Inc. (a)	5,468	129,974
Axsome Therapeutics, Inc. (a),(b)	4,509	170,350
Beam Therapeutics, Inc. (a)	7,919	631,065
Berkeley Lights, Inc. (a)	8,033	146,040
BioAtla, Inc. (a)	3,862	75,811
BioCryst Pharmaceuticals, Inc. (a)	21,413	296,570
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7,860	1,083,187
BioMarin Pharmaceutical, Inc. (a)	22,037	1,946,969
Bluebird Bio, Inc. (a)	8,086	80,779
Blueprint Medicines Corp. (a)	7,039	753,947
Bridgebio Pharma, Inc. (a),(b)	18,225	303,993
Brooklyn ImmunoTherapeutics, Inc. (a)	6,194	25,829
C4 Therapeutics Inc (a)	5,799	186,728
Cara Therapeutics, Inc. (a)	5,998	73,056
Cardiff Oncology, Inc. (a)	4,730	28,427
Cassava Sciences, Inc. (a),(b)	4,791	209,367
CEL-SCI Corp. (a),(b)	5,147	36,544
Celldex Therapeutics, Inc. (a)	5,562	214,916
Century Therapeutics, Inc. (a)	6,509	103,233
Cerevel Therapeutics Holdings, Inc. (a)	17,406	564,303
Certara Inc (a)	18,324	520,768
ChemoCentryx, Inc. (a)	8,370	304,752
ChromaDex Corp. (a)	8,160	30,518
Clearside Biomedical, Inc. (a)	7,118	19,574
Cortexyme, Inc. (a),(b)	3,557	44,889
CRISPR Therapeutics AG (a),(b)	9,159	694,069
Cullinan Oncology, Inc. (a),(b)	5,214	80,452
Curis, Inc. (a)	10,965	52,193
CytomX Therapeutics, Inc. (a)	7,800	33,774
Deciphera Pharmaceuticals, Inc. (a)	6,951	67,911
Denali Therapeutics, Inc. (a)	14,610	651,606

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Dynavax Technologies Corp. (a)	13,733	$193,223
Editas Medicine, Inc. (a)	8,171	216,940
Epizyme, Inc. (a)	12,238	30,595
Esperion Therapeutics, Inc. (a),(b)	3,383	16,915
Evolus, Inc. (a)	6,533	42,530
Fate Therapeutics, Inc. (a)	11,436	669,120
FibroGen, Inc. (a)	11,088	156,341
Forma Therapeutics Holdings, Inc. (a)	5,668	80,599
Forte Biosciences, Inc. (a),(b)	1,680	3,595
Generation Bio Co. (a)	6,799	48,137
Global Blood Therapeutics, Inc. (a)	7,476	218,823
Gossamer Bio, Inc. (a)	9,095	102,864
Guardant Health, Inc. (a)	12,172	1,217,443
Homology Medicines, Inc. (a)	6,834	24,876
Humanigen, Inc. (a)	7,108	26,442
iBio, Inc. (a)	26,076	14,316
IGM Biosciences, Inc. (a)	3,075	90,190
ImmunityBio, Inc. (a),(b)	46,816	284,641
ImmunoGen, Inc. (a)	24,227	179,764
Immunome, Inc. (a)	1,407	18,235
Immunovant, Inc. (a)	13,768	117,303
Impel Neuropharma, Inc. (a),(b)	2,334	20,142
Infinity Pharmaceuticals, Inc. (a)	10,619	23,893
Inmune Bio, Inc. (a)	2,122	21,644
Innoviva, Inc. (a)	8,315	143,434
Inovio Pharmaceuticals, Inc. (a)	25,179	125,643
Insmed, Inc. (a)	13,850	377,274
Intercept Pharmaceuticals, Inc. (a),(b)	3,971	64,688
Intra-Cellular Therapies, Inc. (a)	9,776	511,676
Ionis Pharmaceuticals, Inc. (a)	16,967	516,306
Iovance Biotherapeutics, Inc. (a)	18,631	355,666
iTeos Therapeutics, Inc. (a)	4,214	196,204
IVERIC bio, Inc. (a)	12,446	208,097
Janux Therapeutics, Inc. (a)	4,982	98,295
Karuna Therapeutics, Inc. (a)	3,517	460,727
Karyopharm Therapeutics, Inc. (a)	9,036	58,101
Keros Therapeutics, Inc. (a)	2,794	163,477
Kiniksa Pharmaceuticals Ltd., Class A (a)	3,902	45,927
Kodiak Sciences, Inc. (a)	6,183	524,195
Krystal Biotech, Inc. (a)	2,653	185,577
Kymera Therapeutics, Inc. (a)	6,134	389,448
Lexicon Pharmaceuticals, Inc. (a)	17,295	68,142
MacroGenics, Inc. (a)	7,317	117,438
Mersana Therapeutics, Inc. (a)	8,590	53,430
Mirati Therapeutics, Inc. (a)	6,202	909,771
Mustang Bio, Inc. (a)	10,835	17,986
Myriad Genetics, Inc. (a)	9,345	257,922
Nektar Therapeutics (a)	22,003	297,261
NeoGenomics, Inc. (a)	14,755	503,441
NGM Biopharmaceuticals, Inc. (a)	9,254	163,888
Nkarta, Inc. (a)	3,934	60,387
Novavax, Inc. (a),(b)	8,949	1,280,333
NRX Pharmaceuticals, Inc. (a),(b)	5,818	27,810
Nurix Therapeutics, Inc. (a)	5,319	153,985
Nuvation Bio, Inc. (a),(b)	25,942	220,507
Olema Pharmaceuticals, Inc. (a)	4,729	44,263
Omeros Corp. (a),(b)	7,476	48,071
PDS Biotechnology Corp. (a)	3,404	27,572
Pieris Pharmaceuticals, Inc. (a)	7,983	30,176
Precigen, Inc. (a)	24,731	91,752
Precision BioSciences, Inc. (a)	7,136	52,806
Prelude Therapeutics, Inc. (a)	4,266	53,112
Prothena Corp. PLC (a)	5,395	266,513

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Provention Bio, Inc. (a),(b)	7,588	$42,645
PTC Therapeutics, Inc. (a)	8,465	337,161
Radius Health, Inc. (a)	5,660	39,167
RAPT Therapeutics, Inc. (a)	3,525	129,473
Recursion Pharmaceuticals Inc, Class A (a)	19,033	326,035
REGENXBIO, Inc. (a)	5,105	166,933
Relay Therapeutics, Inc. (a)	11,139	342,079
Replimune Group, Inc. (a)	5,594	151,597
REVOLUTION Medicines, Inc. (a)	8,805	221,622
Rigel Pharmaceuticals, Inc. (a)	20,450	54,192
Rocket Pharmaceuticals, Inc. (a)	7,617	166,279
Rubius Therapeutics, Inc. (a)	10,749	104,050
Sage Therapeutics, Inc. (a)	7,040	299,482
Sana Biotechnology, Inc. (a)	22,579	349,523
Sangamo Therapeutics, Inc. (a)	17,395	130,462
Scholar Rock Holding Corp. (a)	4,122	102,390
Seagen, Inc. (a)	18,282	2,826,397
Seelos Therapeutics, Inc. (a)	12,247	19,963
Seer, Inc. (a),(b)	6,797	155,040
Selecta Biosciences, Inc. (a)	13,772	44,897
Sema4 Holdings Corp. (a),(b)	28,751	128,229
Sesen Bio, Inc. (a)	23,459	19,119
Silverback Therapeutics, Inc. (a)	4,196	27,945
Sorrento Therapeutics, Inc. (a)	35,683	165,926
SpringWorks Therapeutics, Inc. (a)	5,875	364,132
Stoke Therapeutics, Inc. (a)	4,397	105,484
Surface Oncology, Inc. (a)	5,443	26,018
Sutro Biopharma, Inc. (a)	5,520	82,138
Syndax Pharmaceuticals, Inc. (a)	5,818	127,356
TCR2 Therapeutics, Inc. (a)	4,574	21,315
TG Therapeutics, Inc. (a)	17,096	324,824
Theravance Biopharma, Inc. (a)	8,794	97,174
TransMedics Group, Inc. (a)	3,312	63,458
Travere Therapeutics, Inc. (a)	7,267	225,568
Turning Point Therapeutics, Inc. (a)	5,915	282,145
Twist Bioscience Corp. (a)	5,866	453,970
Tyme Technologies, Inc. (a),(b)	20,612	12,431
Ultragenyx Pharmaceutical, Inc. (a)	8,097	680,877
Vaxart, Inc. (a)	14,702	92,182
Veracyte, Inc. (a)	8,484	349,541
Verastem, Inc. (a)	21,639	44,360
Vericel Corp. (a)	5,585	219,490
Verve Therapeutics, Inc. (a),(b)	5,740	211,634
Viking Therapeutics, Inc. (a)	9,358	43,047
Vir Biotechnology, Inc. (a)	15,656	655,517
Xencor, Inc. (a)	6,987	280,318
Xeris Biopharma Holdings, Inc. (a),(b)	7,963	23,332
Y-mAbs Therapeutics, Inc. (a)	5,219	84,600
Zentalis Pharmaceuticals, Inc. (a)	5,360	450,562
ZIOPHARM Oncology, Inc. (a)	25,802	28,124
		$41,831,412

Chemicals — 0.27%
Codexis, Inc. (a)	7,741	242,061

Commercial Services — 0.88%
HealthEquity, Inc. (a)	9,933	439,436
Multiplan Corp. (a)	79,992	354,365
		$793,801

Electronics — 0.04%
Fluidigm Corp. (a)	9,117	35,739

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Engineering & Construction — 0.09%
908 Devices, Inc. (a)	3,307	$85,552

Healthcare — Products — 21.50%
10X Genomics, Inc., Class A (a)	10,888	1,621,876
ABIOMED, Inc (a)	5,453	1,958,554
Acutus Medical, Inc. (a)	3,340	11,389
Adaptive Biotechnologies Corp. (a)	16,913	474,579
Alphatec Holdings, Inc. (a)	11,986	137,000
AngioDynamics, Inc. (a)	4,602	126,923
Asensus Surgical, Inc. (a),(b)	28,046	31,131
AtriCure, Inc. (a)	5,514	383,388
Avanos Medical, Inc. (a)	5,759	199,665
Axonics, Inc. (a)	5,519	309,064
BioLife Solutions, Inc. (a)	4,877	181,766
Bionano Genomics, Inc. (a),(b)	33,411	99,899
Butterfly Network, Inc. (a)	20,052	134,148
Cardiovascular Systems, Inc. (a)	4,812	90,369
CareDx, Inc. (a)	6,304	286,706
Castle Biosciences, Inc. (a)	3,013	129,167
Cerus Corp. (a)	20,545	139,911
ClearPoint Neuro, Inc. (a)	2,678	30,047
CryoLife, Inc. (a)	4,703	95,706
Cutera, Inc. (a)	2,147	88,714
DermTech, Inc. (a)	3,545	56,011
Eargo, Inc. (a)	4,688	23,909
Exact Sciences Corp. (a)	20,661	1,608,046
Glaukos Corp. (a)	5,574	247,709
Haemonetics Corp (a)	6,109	324,021
Inogen, Inc. (a)	2,706	92,004
Inspire Medical Systems, Inc. (a)	3,257	749,305
Insulet Corp. (a)	8,277	2,202,261
iRhythm Technologies, Inc. (a)	3,533	415,799
Lantheus Holdings, Inc. (a)	8,090	233,720
Lucira Health, Inc. (a)	4,630	39,864
Merit Medical Systems, Inc. (a)	6,762	421,273
MiMedx Group, Inc. (a)	13,395	80,906
NanoString Technologies, Inc. (a)	5,445	229,942
Natera, Inc. (a)	11,271	1,052,599
Nautilus Biotechnology, Inc. (a)	14,853	76,939
Nevro Corp. (a)	4,190	339,683
Novocure Ltd. (a)	12,456	935,196
OraSure Technologies, Inc. (a)	8,616	74,873
OrthoPediatrics Corp. (a)	2,350	140,671
Pacific Biosciences of California, Inc. (a)	23,922	489,444
PAVmed, Inc. (a)	10,146	24,959
Progenity, Inc. (a)	9,507	19,870
Pulmonx Corp. (a),(b)	4,388	140,723
Quanterix Corp. (a)	4,374	185,458
Quantum-Si, Inc. (a),(b)	13,939	109,700
Shockwave Medical, Inc. (a)	4,224	753,266
SI-BONE, Inc. (a)	3,979	88,374
Sientra, Inc. (a)	6,946	25,492
Silk Road Medical, Inc. (a)	4,155	177,045
SmileDirectClub, Inc. (a),(b)	14,226	33,431
Surgalign Holdings, Inc. (a)	16,685	11,953
T2 Biosystems, Inc. (a)	19,851	10,247
Tandem Diabetes Care, Inc. (a)	7,576	1,140,340
Varex Imaging Corp. (a)	4,718	148,853
ViewRay, Inc. (a)	19,671	108,387
		$19,342,275

Healthcare — Services — 12.71%
23andMe Holding Co., Class A (a)	11,129	74,119

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
Accolade, Inc. (a)	7,910	$208,507
agilon health, Inc. (a)	46,974	1,268,298
American Well Corp., Class A (a)	25,216	152,305
ATI Physical Therapy, Inc. (a),(b)	23,535	79,784
Brookdale Senior Living, Inc. (a)	22,409	115,630
Cano Health, Inc. (a)	20,722	184,633
CareMax, Inc. (a)	9,707	74,550
Centene Corp. (a)	49,821	4,105,250
Clover Health Investments Corp. (a)	28,230	105,016
Invitae Corp. (a)	25,832	394,455
LifeStance Health Group, Inc. (a)	44,963	428,048
MEDNAX, Inc. (a)	10,334	281,188
Neuronetics, Inc. (a)	3,146	14,031
Oak Street Health, Inc. (a),(b)	28,937	958,972
Ontrak, Inc. (a)	2,237	14,071
OPKO Health, Inc. (a),(b)	81,857	393,732
Personalis, Inc. (a)	5,318	75,888
Surgery Partners, Inc. (a)	9,910	529,293
Teladoc Health, Inc. (a)	19,140	1,757,435
Tivity Health, Inc. (a)	5,939	157,027
Vapotherm, Inc. (a),(b)	3,108	64,367
		$11,436,599

Pharmaceuticals — 15.01%
Aclaris Therapeutics, Inc. (a)	7,325	106,505
Adamis Pharmaceuticals Corp. (a),(b)	17,822	10,782
AdaptHealth Corp. (a)	15,732	384,805
Aerie Pharmaceuticals, Inc. (a)	5,655	39,698
Agios Pharmaceuticals, Inc. (a)	7,061	232,095
Akebia Therapeutics, Inc. (a)	20,888	47,207
Alector, Inc. (a)	9,681	199,913
Alkermes PLC (a)	19,195	446,476
Amneal Pharmaceuticals, Inc. (a)	17,870	85,597
Arvinas, Inc. (a)	5,855	480,930
Athenex, Inc. (a)	13,085	17,796
Bioxcel Therapeutics, Inc. (a)	3,347	68,044
Chimerix, Inc. (a)	10,325	66,390
Citius Pharmaceuticals, Inc. (a),(b)	17,470	26,904
Clovis Oncology, Inc. (a),(b)	14,174	38,411
Coherus Biosciences, Inc. (a)	9,153	146,082
Cytokinetics, Inc. (a)	10,035	457,395
Elanco Animal Health, Inc. (a)	56,836	1,613,006
Enanta Pharmaceuticals, Inc. (a)	2,424	181,267
Fulcrum Therapeutics, Inc. (a),(b)	4,823	85,319
G1 Therapeutics, Inc. (a),(b)	5,064	51,703
Galectin Therapeutics, Inc. (a)	7,097	14,691
Gritstone bio, Inc. (a)	5,920	76,131
Harmony Biosciences Holdings, Inc. (a)	6,825	291,018
Heron Therapeutics, Inc. (a)	12,196	111,349
Heska Corp. (a)	1,273	232,310
Ideaya Biosciences, Inc. (a)	4,595	108,626
Intellia Therapeutics, Inc. (a)	8,831	1,044,177
Jaguar Health, Inc. (a)	5,482	5,701
Kala Pharmaceuticals, Inc. (a),(b)	7,779	9,413
KalVista Pharmaceuticals, Inc. (a)	2,922	38,658
Kura Oncology, Inc. (a)	7,931	111,034
Lyell Immunopharma, Inc. (a)	28,651	221,759
Madrigal Pharmaceuticals, Inc. (a)	1,985	168,209
MannKind Corp. (a),(b)	29,886	130,602
Marinus Pharmaceuticals, Inc. (a)	4,394	52,201
Morphic Holding, Inc. (a)	4,357	206,435
Ocugen, Inc. (a),(b)	23,789	108,240
Ocular Therapeutix, Inc. (a)	9,168	63,901

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Option Care Health, Inc. (a)	21,454	$610,152
Oramed Pharmaceuticals, Inc. (a)	3,894	55,606
ORIC Pharmaceuticals, Inc. (a)	4,705	69,163
Outlook Therapeutics, Inc. (a)	20,985	28,540
Passage Bio, Inc. (a)	6,473	41,103
Perrigo Co. PLC	15,952	620,533
PetIQ, Inc. (a)	3,461	78,599
PLx Pharma, Inc. (a),(b)	3,220	25,792
PMV Pharmaceuticals, Inc. (a)	5,419	125,179
Protagonist Therapeutics, Inc. (a)	5,694	194,735
Reata Pharmaceuticals, Inc., Class A (a)	3,767	99,336
Relmada Therapeutics Inc (a)	2,084	46,952
Revance Therapeutics, Inc. (a)	8,601	140,368
Rhythm Pharmaceuticals, Inc. (a)	6,008	59,960
Sarepta Therapeutics, Inc. (a)	9,595	864,030
Senseonics Holdings, Inc. (a),(b)	53,293	142,292
Seres Therapeutics, Inc. (a)	10,982	91,480
Spectrum Pharmaceuticals, Inc. (a)	19,641	24,944
Syros Pharmaceuticals, Inc. (a)	7,411	24,160
TherapeuticsMD, Inc. (a)	50,725	18,033
Tonix Pharmaceuticals Holding Corp. (a)	42,793	15,307
uniQure NV (a)	5,520	114,485
Vaxcyte, Inc. (a)	6,245	148,568
Viatris, Inc.	145,312	1,966,071
Zogenix, Inc. (a)	6,687	108,664
Zynerba Pharmaceuticals, Inc. (a)	4,937	14,219
		$13,509,051

Retail — 0.15%
OptimizeRx Corp. (a)	2,110	131,052

Software — 2.70%
1Life Healthcare, Inc. (a)	21,789	382,833
Evolent Health, Inc., Class A (a)	10,450	289,152
Health Catalyst, Inc. (a)	5,580	221,080
Hims & Hers Health, Inc. (a)	23,324	152,772
Outset Medical, Inc. (a)	5,545	255,569
Phreesia, Inc. (a)	6,087	253,584
Privia Health Group, Inc. (a)	12,656	327,411
Sharecare, Inc. (a)	39,960	179,420
Signify Health, Inc., Class A (a),(b)	20,110	285,964
Tabula Rasa HealthCare, Inc. (a)	2,989	44,834
Talkspace, Inc. (a),(b)	18,221	35,895
		$2,428,514
TOTAL COMMON STOCKS		$89,836,056
INVESTMENT COMPANIES — 5.39%	Shares Held	Value

Money Market Funds — 5.39%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)	4,668,883	$4,668,883
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	186,363	186,363
TOTAL INVESTMENT COMPANIES		$4,855,246
Total Investments		$94,691,302
Other Assets and Liabilities — (5.23)%		(4,709,590)

Total Net Assets — 100.00%		$89,981,712

(a)	Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $4,398,397 or 4.89% of net assets.
(c)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,668,883 or 5.19% of net assets.

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators ETF
December 31, 2021 (unaudited)

(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		96.59%
Money Market Funds		5.39%
Technology		2.70%
Basic Materials		0.27%
Consumer, Cyclical		0.15%
Industrial		0.13%
Other Assets and Liabilities		(5.23)%
TOTAL NET ASSETS		100.00%

	June 30, 2021	Purchases	Sales	December 31, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$6,534,128	$32,319,809	$34,185,054	$4,668,883
	$6,534,128	$32,319,809	$34,185,054	$4,668,883

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS — 99.47%	Shares Held	Value

Advertising — 0.25%
Hakuhodo DY Holdings, Inc.	5,700	$94,942
Publicis Groupe SA	2,179	146,863
WPP PLC	5,748	87,099
		$328,904

Aerospace & Defense — 0.70%
Airbus SE (a)	3,021	386,452
BAE Systems PLC	28,270	210,380
CAE, Inc. (a)	2,254	56,860
Elbit Systems Ltd.	807	139,910
Rolls-Royce Holdings PLC (a)	42,939	71,418
Thales SA	639	54,417
		$919,437

Agriculture — 0.68%
British American Tobacco PLC	13,037	482,360
Imperial Brands PLC	3,849	84,217
Japan Tobacco, Inc.	11,800	238,246
Swedish Match AB	10,621	84,651
		$889,474

Airlines — 0.08%
Air Canada (a)	2,738	45,736
Singapore Airlines Ltd. (a)	14,800	54,803
		$100,539

Apparel — 1.90%
adidas AG	507	146,152
Burberry Group PLC	2,440	60,026
Gildan Activewear, Inc.	1,598	67,750
Hermes International	305	533,365
LVMH Moet Hennessy Louis Vuitton SE	1,876	1,552,745
Puma SE	1,148	140,502
		$2,500,540

Auto Manufacturers — 2.64%
Bayerische Motoren Werke AG	1,102	111,022
Bayerische Motoren Werke AG	1,368	114,162
Daimler AG	4,477	344,511
Daimler Truck Holding AG (a)	2,195	80,693
Ferrari NV	1,059	274,290
Honda Motor Co. Ltd.	11,100	311,684
Isuzu Motors Ltd.	10,300	128,134
Mazda Motor Corp. (a)	12,500	96,171
Porsche Automobil Holding SE	768	72,957
Renault SA (a)	1,676	58,284
Stellantis NV	6,417	121,904
Suzuki Motor Corp.	4,300	165,563
Toyota Motor Corp.	71,600	1,310,561
Volkswagen AG	405	119,146
Volvo AB, Class B	4,713	109,347
Volvo AB, Class A	2,205	51,878
		$3,470,307

Auto Parts & Equipment — 1.08%
Aisin Corp.	3,200	122,681
Cie Generale des Etablissements Michelin SCA	1,466	240,592
Denso Corp.	4,200	347,925
Magna International, Inc.	2,263	183,104
NGK Insulators Ltd.	8,000	135,200
Stanley Electric Co. Ltd.	4,200	105,119
Sumitomo Electric Industries Ltd.	10,400	135,572

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Auto Parts & Equipment (continued)
Toyota Industries Corp.	1,900	$151,795
		$1,421,988

Banks — 10.76%
ABN AMRO Bank NV (b)	4,193	61,658
Australia & New Zealand Banking Group Ltd.	18,678	373,838
Banco Bilbao Vizcaya Argentaria SA	20,441	122,178
Banco Santander SA	47,660	159,554
Bank Hapoalim BM	17,097	176,527
Bank Leumi Le-Israel BM	26,518	285,314
Bank of Montreal	5,834	628,114
Bank of Nova Scotia	10,566	748,002
Banque Cantonale Vaudoise	1,448	112,509
Barclays PLC	103,042	260,814
BNP Paribas SA	2,992	207,006
BOC Hong Kong Holdings Ltd.	30,000	98,300
Canadian Imperial Bank of Commerce	4,288	499,834
Chiba Bank Ltd.	19,900	114,006
Commonwealth Bank of Australia	10,232	751,873
Credit Agricole SA	5,614	80,214
DBS Group Holdings Ltd.	18,900	458,054
Deutsche Bank AG (a)	7,810	97,969
DNB Bank ASA	3,928	90,098
Erste Group Bank AG	1,603	75,464
FinecoBank Banca Fineco SpA	11,878	208,729
Hang Seng Bank Ltd.	5,495	100,562
HSBC Holdings PLC	50,150	304,546
ING Groep NV	11,163	155,584
Intesa Sanpaolo SpA	49,366	127,806
Israel Discount Bank Ltd., Class A	24,601	165,697
Japan Post Bank Co. Ltd.	14,900	136,656
KBC Group NV	1,042	89,519
Lloyds Banking Group PLC	217,010	140,405
Macquarie Group Ltd.	2,433	363,585
Mediobanca Banca di Credito Finanziario SpA	11,761	135,372
Mitsubishi UFJ Financial Group, Inc.	81,800	444,378
Mizrahi Tefahot Bank Ltd.	5,203	200,827
Mizuho Financial Group, Inc.	1,600	20,350
National Australia Bank Ltd.	20,879	438,095
National Bank of Canada	4,256	324,478
Natwest Group PLC	26,908	82,203
Nordea Bank Abp	23,445	286,699
Oversea-Chinese Banking Corp. Ltd.	28,300	239,403
Raiffeisen Bank International AG	2,050	60,402
Resona Holdings, Inc.	40,500	157,522
Royal Bank of Canada	11,097	1,177,732
Skandinaviska Enskilda Banken AB, Class A	21,087	293,685
Societe Generale SA	3,126	107,498
Standard Chartered PLC	12,973	78,737
Sumitomo Mitsui Financial Group, Inc.	2,800	95,978
Svenska Handelsbanken AB, Class A	16,158	174,988
Swedbank AB	9,302	187,457
Toronto-Dominion Bank	14,600	1,119,339
UBS Group AG	33,718	607,605
UniCredit SpA	7,829	120,722
United Overseas Bank Ltd.	11,200	223,568
Westpac Banking Corp.	23,051	358,056
		$14,129,509

Beverages — 1.85%
Asahi Group Holdings Ltd.	4,900	190,582
Carlsberg AS, Class B	1,082	187,096
Coca-Cola Europacific Partners PLC	1,209	67,619

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Beverages (continued)
Coca-Cola HBC AG	3,341	$115,542
Davide Campari-Milano NV	5,509	80,627
Diageo PLC	18,779	1,025,883
Endeavour Group Ltd.	15,438	75,703
Heineken Holding NV	973	89,895
Heineken NV	1,252	140,915
JDE Peet's NV	3,491	107,709
Pernod Ricard SA	829	199,617
Remy Cointreau SA	364	88,685
Treasury Wine Estates Ltd.	6,566	59,140
		$2,429,013

Biotechnology — 0.49%
CSL Ltd.	2,590	547,820
Genmab A/S (a)	226	90,994
		$638,814

Chemicals — 3.39%
Air Liquide SA	2,829	493,815
Akzo Nobel NV	1,026	112,722
Arkema SA	1,036	146,079
Asahi Kasei Corp.	15,000	140,963
Brenntag SE	1,799	162,993
Chr Hansen Holding A/S	1,631	128,691
Clariant AG	6,090	126,986
Croda International PLC	2,108	288,752
EMS-Chemie Holding AG	79	88,520
Evonik Industries AG	2,399	77,759
Fuchs Petrolub SE	2,378	108,078
Givaudan SA	64	336,576
ICL Group Ltd.	7,773	75,031
Koninklijke DSM NV	742	167,264
Mitsubishi Gas Chemical Co., Inc.	5,000	84,674
Mitsui Chemicals, Inc.	3,600	96,705
Nippon Sanso Holdings Corp.	4,200	91,755
Nissan Chemical Corp.	2,300	133,565
Nitto Denko Corp.	2,000	154,568
Novozymes A/S, Class B	2,300	189,154
Nutrien Ltd.	1,926	144,768
Shin-Etsu Chemical Co. Ltd.	2,400	415,613
Solvay SA	513	59,690
Sumitomo Chemical Co. Ltd.	23,500	110,728
Symrise AG	1,324	196,411
Tosoh Corp.	5,600	83,053
Umicore SA	2,266	92,229
Yara International ASA	2,954	149,267
		$4,456,409

Commercial Services — 2.83%
Adyen NV (a),(b)	107	281,586
Afterpay Ltd. (a)	912	55,079
Ashtead Group PLC	4,811	386,939
Brambles Ltd.	11,216	86,743
Bureau Veritas SA	6,361	211,321
Experian PLC	6,550	322,004
Intertek Group PLC	2,138	162,926
Nuvei Corp. (a),(b)	490	31,764
Persol Holdings Co. Ltd.	4,700	136,469
Randstad NV	890	60,836
Recruit Holdings Co. Ltd.	9,200	557,615
RELX PLC	12,433	404,225
Rentokil Initial PLC	20,729	163,857
Ritchie Bros Auctioneers, Inc.	862	52,751

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Secom Co. Ltd.	2,400	$166,621
Securitas AB, Class B	4,614	63,648
SGS SA	61	203,981
Sohgo Security Services Co. Ltd.	2,400	95,349
Toppan Printing Co. Ltd.	7,700	144,321
Transurban Group	13,179	132,511
		$3,720,546

Computers — 1.81%
Bechtle AG	716	51,306
Capgemini SE	1,716	421,015
CGI, Inc. (a)	2,102	185,864
Check Point Software Technologies Ltd. (a)	1,385	161,436
Computershare Ltd.	11,012	160,236
CyberArk Software Ltd. (a)	352	60,995
Fujitsu Ltd.	200	34,304
Itochu Techno-Solutions Corp.	3,000	96,497
Logitech International SA	1,562	131,789
NEC Corp.	3,500	161,566
Nomura Research Institute Ltd.	4,800	205,929
NTT Data Corp.	7,900	169,359
Otsuka Corp.	2,400	114,544
SCSK Corp.	4,700	93,526
Teleperformance	727	324,454
		$2,372,820

Construction Materials — 2.30%
AGC, Inc.	2,900	138,407
Cie de Saint-Gobain	5,455	384,245
CRH PLC	2,486	131,666
Daikin Industries Ltd.	1,700	385,578
Geberit AG	432	353,299
HeidelbergCement AG	1,713	116,079
Holcim Ltd.	2,605	132,966
Investment AB Latour, Class B	3,172	129,426
James Hardie Industries PLC	3,995	160,733
Kingspan Group PLC	681	81,408
Nibe Industrier AB	11,875	179,711
Rinnai Corp.	900	81,214
ROCKWOOL International A/S, Class B	211	92,384
Sika AG	1,369	571,218
Xinyi Glass Holdings Ltd.	34,000	85,027
		$3,023,361

Distribution/Wholesale — 1.67%
Bunzl PLC	4,463	174,280
Ferguson PLC	2,504	444,166
ITOCHU Corp.	11,500	351,708
Marubeni Corp.	19,400	188,806
Mitsubishi Corp.	10,800	342,881
Mitsui & Co. Ltd.	14,100	333,838
Toromont Industries Ltd.	2,271	205,314
Toyota Tsusho Corp.	3,300	152,047
		$2,193,040

Diversified Financial Services — 2.70%
Acom Co. Ltd.	30,400	87,476
Amundi SA (b)	1,429	118,033
ASX Ltd.	2,547	172,150
Brookfield Asset Management, Inc., Class A	6,788	409,926
Daiwa Securities Group, Inc.	21,600	121,811
Deutsche Boerse AG	1,485	248,698

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
EQT AB	3,113	$169,840
Futu Holdings Ltd. (a)	1,108	47,976
Hargreaves Lansdown PLC	2,847	52,216
Hong Kong Exchanges & Clearing Ltd.	3,100	181,049
IGM Financial, Inc.	4,609	166,222
Julius Baer Group Ltd.	2,214	148,653
Magellan Financial Group Ltd.	1,764	27,259
Mitsubishi HC Capital, Inc.	24,000	118,717
Onex Corp.	2,600	204,062
ORIX Corp.	12,100	246,933
Partners Group Holding AG	235	390,076
SBI Holdings, Inc.	4,600	125,367
Schroders PLC	2,203	106,155
Singapore Exchange Ltd.	17,200	118,700
St. James's Place PLC	3,148	71,734
TMX Group Ltd.	1,217	123,389
Tokyo Century Corp.	1,739	84,357
		$3,540,799

Electric — 2.96%
Algonquin Power & Utilities Corp.	9,473	136,821
Atco Ltd., Class I	2,060	69,538
AusNet Services Ltd.	25,621	47,906
Canadian Utilities Ltd., Class A	2,476	71,817
Chubu Electric Power Co., Inc.	12,900	135,919
CLP Holdings Ltd.	10,876	109,840
E.ON SE	18,354	254,764
EDP Renovaveis SA	2,289	57,072
Electricite de France SA	4,497	52,888
Elia Group SA	945	124,480
Emera, Inc.	3,347	167,277
Endesa SA	3,631	83,505
Enel SpA	29,089	233,348
Engie SA	9,218	136,578
Fortis, Inc.	2,533	122,210
Fortum Oyj	5,484	168,513
HK Electric Investments & HK Electric Investments Ltd.	66,000	64,751
Hydro One Ltd. (b)	5,604	145,798
Iberdrola SA	21,411	253,758
Mercury NZ Ltd.	11,296	47,348
Meridian Energy Ltd.	13,733	45,618
National Grid PLC	14,209	203,827
Northland Power, Inc.	4,039	121,175
Power Assets Holdings Ltd.	14,500	90,375
Red Electrica Corp. SA	6,886	149,150
RWE AG	3,300	134,202
SSE PLC	13,483	300,941
Terna SpA	19,536	158,228
Uniper SE	1,626	77,380
Verbund AG	1,079	121,493
		$3,886,520

Electrical Components & Equipment — 1.46%
ABB Ltd.	15,685	600,753
Legrand SA	3,091	362,115
Prysmian SpA	2,242	84,514
Schneider Electric SE	4,440	871,775
		$1,919,157

Electronics — 1.69%
Assa Abloy AB, Class B	8,012	244,894
Halma PLC	5,940	257,283
Hoya Corp.	2,500	371,859

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electronics (continued)
Ibiden Co. Ltd.	2,500	$148,657
Murata Manufacturing Co. Ltd.	3,800	302,500
Nidec Corp.	3,000	352,604
Sartorius AG	231	156,534
Shimadzu Corp.	3,143	132,654
TDK Corp.	4,800	187,360
Venture Corp. Ltd.	5,140	69,838
		$2,224,183

Energy — Alternate Sources — 0.07%
Vestas Wind Systems A/S	3,023	92,559

Engineering & Construction — 0.66%
Bouygues SA	3,445	123,508
CK Infrastructure Holdings Ltd.	20,500	130,531
Infrastrutture Wireless Italiane SpA (b)	6,018	73,174
Kajima Corp.	9,400	107,949
Keppel Corp. Ltd.	19,100	72,568
Singapore Technologies Engineering Ltd.	24,700	68,917
Skanska AB, Class B	2,377	61,607
Sydney Airport (a)	10,209	64,471
WSP Global, Inc.	1,139	165,346
		$868,071

Entertainment — 0.69%
Aristocrat Leisure Ltd.	4,877	154,598
Entain PLC (a)	5,151	117,341
Evolution AB (b)	1,179	167,817
Genting Singapore Ltd.	123,100	70,794
La Francaise des Jeux SAEM (b)	3,320	147,186
Tabcorp Holdings Ltd.	33,225	121,348
Universal Music Group NV	4,284	120,860
		$899,944

Environmental Control — 0.05%
GFL Environmental, Inc.	1,552	58,684

Food — 4.99%
Barry Callebaut AG	33	80,255
Chocoladefabriken Lindt & Spruengli AG	14	194,052
Chocoladefabriken Lindt & Spruengli AG	1	134,109
Coles Group Ltd.	8,374	109,300
Danone SA	2,609	162,151
Empire Co. Ltd.	4,091	124,643
Etablissements Franz Colruyt NV	2,027	85,986
George Weston Ltd.	1,886	218,665
HelloFresh SE (a)	1,501	115,418
ICA Gruppen AB	2,607	154,178
J Sainsbury PLC	14,545	54,298
Jeronimo Martins SGPS SA	6,007	137,463
Kerry Group PLC, Class A	1,460	188,245
Kesko Oyj, Class B	5,640	188,396
Kobe Bussan Co. Ltd.	2,800	108,441
Koninklijke Ahold Delhaize NV	4,574	156,928
Loblaw Cos. Ltd.	3,351	274,554
Metro, Inc.	3,297	175,465
Mowi ASA	2,513	59,554
Nestle SA	19,500	2,727,261
NH Foods Ltd.	2,414	86,881
Nisshin Seifun Group, Inc.	5,500	79,275
Orkla ASA	14,404	144,522
Saputo, Inc.	3,021	68,065
Seven & i Holdings Co. Ltd.	600	26,372

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Tesco PLC	37,468	$147,022
Toyo Suisan Kaisha Ltd.	2,200	93,237
Wilmar International Ltd.	24,600	75,574
Woolworths Group Ltd.	13,661	377,784
		$6,548,094

Forest Products & Paper — 0.46%
Mondi PLC	2,738	67,672
Oji Holdings Corp.	25,400	122,992
Smurfit Kappa Group PLC	1,309	72,190
Svenska Cellulosa AB SCA, Class B	9,274	164,980
UPM-Kymmene Oyj	3,004	114,435
West Fraser Timber Co. Ltd.	692	66,019
		$608,288

Gas — 0.57%
AltaGas Ltd.	9,197	198,561
Enagas SA	3,274	76,040
Hong Kong & China Gas Co. Ltd.	67,250	104,702
Naturgy Energy Group SA	2,372	77,316
Osaka Gas Co. Ltd.	8,000	132,209
Snam SpA	26,561	160,270
		$749,098

Hand/Machine Tools — 0.47%
Fuji Electric Co. Ltd.	2,800	152,864
Schindler Holding AG	533	143,604
Schindler Holding AG	450	120,698
Techtronic Industries Co. Ltd.	10,000	199,037
		$616,203

Healthcare — Products — 2.06%
Alcon, Inc.	1,541	136,546
Carl Zeiss Meditec AG	640	134,689
Cochlear Ltd.	370	58,178
Coloplast A/S, Class B	1,144	201,582
Demant A/S (a)	1,945	99,780
DiaSorin SpA	224	42,704
EssilorLuxottica SA	2,621	558,726
Fisher & Paykel Healthcare Corp. Ltd.	2,913	65,360
Koninklijke Philips NV	3,728	139,065
Olympus Corp.	11,300	260,274
QIAGEN NV (a)	2,901	161,803
Sartorius Stedim Biotech	250	137,303
Siemens Healthineers AG (b)	3,984	298,545
Smith & Nephew PLC	4,015	70,295
Sonova Holding AG	430	168,848
Straumann Holding AG	83	176,439
		$2,710,137

Healthcare — Services — 0.98%
BioMerieux	405	57,590
Eurofins Scientific SE	1,140	141,210
Fresenius Medical Care AG & Co. KGaA	1,379	89,709
Fresenius SE & Co. KGaA	2,349	94,671
Lonza Group AG	480	401,194
Medibank Pvt Ltd.	74,695	182,054
Orpea SA	449	45,036
Ramsay Health Care Ltd.	1,654	86,041
Sonic Healthcare Ltd.	5,451	184,929
		$1,282,434

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Holding Companies — Diversified — 0.18%
CK Hutchison Holdings Ltd.	16,000	$103,212
Jardine Matheson Holdings Ltd.	1,371	75,419
Swire Pacific Ltd., Class A	9,500	54,033
		$232,664

Home Builders — 0.50%
Barratt Developments PLC	6,820	69,049
Daiwa House Industry Co. Ltd.	5,900	169,670
Iida Group Holdings Co. Ltd.	3,600	83,749
Persimmon PLC	1,845	71,323
Sekisui House Ltd.	9,100	195,322
Taylor Wimpey PLC	27,002	64,143
		$653,256

Home Furnishings — 1.28%
Electrolux AB, Class B	2,176	52,858
GN Store Nord AS	790	49,743
Panasonic Corp.	20,600	226,541
Rational AG	54	55,356
SEB SA	800	124,688
Sharp Corp.	7,200	82,685
Sony Group Corp.	8,600	1,082,196
		$1,674,067

Household Products — 1.50%
Beiersdorf AG	765	78,717
Essity AB, Class B	3,537	115,627
L'Oreal SA	2,019	958,414
Unilever PLC	15,271	815,537
		$1,968,295

Household Products/Wares — 0.36%
Henkel AG & Co. KGaA	965	75,477
Reckitt Benckiser Group PLC	4,624	396,934
		$472,411

Insurance — 5.16%
Admiral Group PLC	4,371	186,780
Aegon NV	13,068	65,359
AIA Group Ltd.	38,000	383,043
Allianz SE	1,380	326,245
Assicurazioni Generali SpA	10,140	215,072
Aviva PLC	16,145	89,685
AXA SA	12,954	386,180
Baloise Holding AG	513	83,942
CNP Assurances	3,178	78,695
Dai-ichi Life Holdings, Inc.	10,200	206,208
Direct Line Insurance Group PLC	18,445	69,656
Fairfax Financial Holdings Ltd.	547	269,074
Gjensidige Forsikring ASA	5,279	128,280
Great-West Lifeco, Inc.	6,709	201,331
Hannover Rueck SE	840	159,852
iA Financial Corp., Inc.	2,089	119,532
Intact Financial Corp.	2,306	299,737
Japan Post Holdings Co. Ltd.	22,700	176,974
Legal & General Group PLC	23,733	95,568
M&G PLC	21,420	57,841
Manulife Financial Corp.	12,468	237,641
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	433	128,419
NN Group NV	3,257	176,542
Phoenix Group Holdings PLC	8,426	74,498
Power Corp. of Canada	8,259	272,917

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Prudential PLC	7,673	$132,367
QBE Insurance Group Ltd.	8,385	69,241
Sampo Oyj, Class A	2,509	125,857
SCOR SE	1,752	54,733
Sompo Holdings, Inc.	4,500	190,085
Sun Life Financial, Inc.	4,756	264,730
Suncorp Group Ltd.	7,616	61,339
Swiss Life Holding AG	356	218,398
Swiss Re AG	1,493	147,891
T&D Holdings, Inc.	8,800	112,611
Tokio Marine Holdings, Inc.	6,200	344,522
Tryg A/S	5,859	144,859
Zurich Insurance Group AG	950	417,449
		$6,773,153

Internet — 1.64%
Auto Trader Group PLC (b)	9,564	95,796
CyberAgent, Inc.	7,900	131,449
M3, Inc.	3,100	156,118
Prosus NV	2,385	199,657
Scout24 SE (b)	1,023	71,535
Sea Ltd. (a)	272	60,849
SEEK Ltd.	5,237	124,898
Shopify, Inc., Class A (a)	770	1,060,201
Trend Micro, Inc. (a)	2,900	161,097
ZOZO, Inc.	3,000	93,628
		$2,155,228

Investment Companies — 1.35%
Eurazeo SE	1,029	89,972
EXOR NV	764	68,680
Groupe Bruxelles Lambert SA	820	91,639
Industrivarden AB, Class A	5,381	171,740
Industrivarden AB, Class C	5,644	177,449
Investor AB, Class B	18,648	470,008
Kinnevik AB, Class B (a)	3,241	115,760
L E Lundbergforetagen AB, Class B	2,166	121,769
Melrose Industries PLC	26,916	58,255
Sofina SA	453	222,800
Washington H Soul Pattinson & Co. Ltd.	4,012	86,430
Wendel SE	830	99,598
		$1,774,100

Iron & Steel — 0.53%
ArcelorMittal SA	2,936	94,079
BlueScope Steel Ltd.	7,495	113,967
Evraz PLC	12,846	104,604
Fortescue Metals Group Ltd.	7,049	98,519
Nippon Steel Corp.	10,300	168,204
voestalpine AG	3,248	118,331
		$697,704

Leisure Time — 0.08%
Yamaha Motor Co. Ltd.	4,600	110,331

Lodging — 0.09%
City Developments Ltd.	12,200	61,652
Whitbread PLC (a)	1,399	56,714
		$118,366

Machinery — Construction & Mining — 0.77%
Epiroc AB, Class A	6,713	170,273
Epiroc AB, Class B	6,282	133,271

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Construction & Mining (continued)
Hitachi Ltd.	6,600	$357,455
Mitsubishi Electric Corp.	18,300	232,031
Sandvik AB	3,967	110,894
		$1,003,924

Machinery — Diversified — 2.21%
Atlas Copco AB, Class A	4,738	328,129
Atlas Copco AB, Class B	3,686	217,092
CNH Industrial NV	4,700	91,341
FANUC Corp.	1,300	275,528
GEA Group AG	1,669	91,379
Hexagon AB, Class B	21,750	345,764
Husqvarna AB, Class B	4,099	65,707
Keyence Corp.	1,300	816,865
KION Group AG	569	62,500
Kone Oyj, Class B	2,946	211,437
Nabtesco Corp.	2,700	79,923
SMC Corp.	100	67,452
Spirax-Sarco Engineering PLC	1,149	249,614
		$2,902,731

Media — 1.01%
Bollore SA	29,470	165,074
Informa PLC (a)	8,968	62,708
Pearson PLC	6,181	51,302
Quebecor, Inc., Class B	4,959	111,925
Shaw Communications, Inc., Class B	4,890	148,407
Thomson Reuters Corp.	2,432	290,832
Vivendi SE	9,636	130,440
Wolters Kluwer NV	3,092	364,697
		$1,325,385

Metal Fabrication & Hardware — 0.09%
SKF AB, Class B	2,448	58,110
Tenaris SA	5,465	57,304
		$115,414

Mining — 2.11%
Agnico Eagle Mines Ltd.	1,361	72,292
Anglo American PLC	7,669	313,072
Antofagasta PLC	5,963	108,033
B2Gold Corp.	14,089	55,467
BHP Group Ltd.	7,435	224,487
BHP Group PLC	11,883	353,773
Boliden AB	1,822	70,572
Cameco Corp.	2,963	64,603
First Quantum Minerals Ltd.	7,190	172,055
Franco-Nevada Corp.	738	102,064
Glencore PLC	30,268	153,614
Ivanhoe Mines Ltd., Class A (a)	8,087	65,977
Kinross Gold Corp.	10,370	60,173
Kirkland Lake Gold Ltd.	1,549	64,914
Lundin Mining Corp.	7,099	55,447
Newcrest Mining Ltd.	4,031	71,794
Norsk Hydro ASA	16,706	131,879
Northern Star Resources Ltd.	8,380	57,372
Pan American Silver Corp.	2,130	53,143
Rio Tinto Ltd.	1,322	96,288
Rio Tinto PLC	2,891	191,429
Sumitomo Metal Mining Co. Ltd.	3,800	143,702
Wheaton Precious Metals Corp.	1,992	85,478
		$2,767,628

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Miscellaneous Manufacture — 0.46%
Alfa Laval AB	1,790	$72,185
Knorr-Bremse AG	1,196	118,327
Siemens AG	2,383	414,227
		$604,739

Office & Business Equipment — 0.49%
Canon, Inc.	11,200	272,722
FUJIFILM Holdings Corp.	3,600	266,831
Seiko Epson Corp.	6,100	109,825
		$649,378

Oil & Gas — 1.45%
Canadian Natural Resources Ltd.	3,789	160,103
Cenovus Energy, Inc.	7,503	91,997
DCC PLC	1,608	131,679
ENEOS Holdings, Inc.	37,900	141,775
Eni SpA	8,656	120,426
Idemitsu Kosan Co. Ltd.	5,400	137,875
Imperial Oil Ltd.	2,068	74,582
Inpex Corp.	16,800	146,341
Lundin Energy AB	3,305	118,686
OMV AG	1,043	59,313
Parkland Corp.	1,820	50,027
Repsol SA	6,552	77,847
Royal Dutch Shell PLC, Class B	9,682	212,617
Royal Dutch Shell PLC, Class A	10,480	230,056
Suncor Energy, Inc.	5,395	134,987
TotalEnergies SE	395	20,070
		$1,908,381

Packaging & Containers — 0.15%
CCL Industries, Inc., Class B	3,700	198,404

Pharmaceuticals — 7.45%
Amplifon SpA	2,099	113,392
Astellas Pharma, Inc.	200	3,252
AstraZeneca PLC	10,453	1,227,820
Bausch Health Cos., Inc. (a)	2,187	60,409
Chugai Pharmaceutical Co. Ltd.	7,400	240,276
Daiichi Sankyo Co. Ltd.	11,900	302,595
GlaxoSmithKline PLC	28,771	625,658
Grifols SA	2,176	41,806
Hikma Pharmaceuticals PLC	3,901	117,168
Ipsen SA	498	45,641
Medipal Holdings Corp.	6,600	123,646
Merck KGaA	1,497	386,884
Nippon Shinyaku Co. Ltd.	1,600	111,414
Novartis AG	13,432	1,183,408
Novo Nordisk A/S, Class B	11,366	1,278,926
Ono Pharmaceutical Co. Ltd.	5,600	139,038
Orion Oyj, Class B	2,940	122,239
Otsuka Holdings Co. Ltd.	5,000	181,214
Recordati Industria Chimica e Farmaceutica SpA	2,160	138,942
Roche Holding AG	4,751	1,976,629
Roche Holding AG	392	175,867
Sanofi	6,357	641,093
Sumitomo Dainippon Pharma Co. Ltd.	6,840	78,788
Takeda Pharmaceutical Co. Ltd.	10,800	294,528
UCB SA	1,492	170,459
		$9,781,092

Pipelines — 0.87%
APA Group	12,456	91,167

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pipelines (continued)
Enbridge, Inc.	17,390	$679,268
Keyera Corp.	2,257	50,905
Koninklijke Vopak NV	1,627	57,052
Pembina Pipeline Corp.	2,653	80,474
TC Energy Corp.	3,793	176,404
		$1,135,270

Private Equity — 0.13%
3i Group PLC	8,676	170,162

Real Estate — 1.55%
Aroundtown SA	8,245	49,938
Azrieli Group Ltd.	567	54,166
CK Asset Holdings Ltd.	28,500	179,643
Daito Trust Construction Co. Ltd.	1,300	148,839
Fastighets AB Balder, Class B (a)	1,743	125,726
FirstService Corp.	1,025	201,443
Henderson Land Development Co. Ltd.	20,000	85,155
Hongkong Land Holdings Ltd.	15,988	83,138
Hulic Co. Ltd.	8,700	82,591
LEG Immobilien SE	1,009	140,951
New World Development Co. Ltd.	19,000	75,171
Nomura Real Estate Holdings, Inc.	4,000	92,046
REA Group Ltd.	913	111,355
Sino Land Co. Ltd.	54,000	67,244
Sun Hung Kai Properties Ltd.	8,500	103,122
Swire Properties Ltd.	25,800	64,653
Swiss Prime Site AG	790	77,726
UOL Group Ltd.	12,600	66,291
Vonovia SE	4,056	223,961
		$2,033,159

REITs — 1.51%
Ascendas Real Estate Investment Trust	34,300	75,085
British Land Co. PLC	8,233	59,174
Canadian Apartment Properties REIT	3,459	163,960
CapitaLand Integrated Commercial Trust	50,717	76,775
Covivio	614	50,471
Dexus	17,438	141,080
Goodman Group	13,859	267,203
GPT Group	14,949	58,949
Klepierre SA	2,376	56,401
Land Securities Group PLC	6,113	64,241
Link REIT	21,600	190,167
Mapletree Commercial Trust	43,000	63,817
Mapletree Logistics Trust	78,300	110,396
Mirvac Group	27,609	58,453
RioCan Real Estate Investment Trust	6,595	119,601
Segro PLC	16,304	317,011
Stockland	16,765	51,717
Unibail-Rodamco-Westfield (a)	785	55,071
Unibail-Rodamco-Westfield (a)	48	3,367
		$1,982,939

Retail — 2.84%
Alimentation Couche-Tard, Inc.	6,602	276,617
Canadian Tire Corp. Ltd., Class A	1,384	198,516
Chow Tai Fook Jewellery Group Ltd.	51,800	93,136
Cie Financiere Richemont SA	1,472	221,236
Cosmos Pharmaceutical Corp.	500	73,590
Dollarama, Inc.	3,543	177,325
Domino's Pizza Enterprises Ltd.	975	83,726
Fast Retailing Co. Ltd.	500	283,883

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
JD Sports Fashion PLC	38,286	$112,868
Kingfisher PLC	26,907	123,209
Lawson, Inc.	2,400	113,709
McDonald's Holdings Co. Japan Ltd.	2,700	119,473
Moncler SpA	2,163	157,654
Next PLC	671	74,021
Nitori Holdings Co. Ltd.	1,000	149,744
Pan Pacific International Holdings Corp.	8,600	118,649
Pandora A/S	1,049	130,947
Reece Ltd.	3,749	73,727
Restaurant Brands International, Inc.	2,899	175,780
Swatch Group AG	1,224	71,799
Swatch Group AG	291	89,101
Tsuruha Holdings, Inc.	900	86,377
Welcia Holdings Co. Ltd.	3,400	106,111
Wesfarmers Ltd.	11,124	479,931
Yamada Holdings Co. Ltd.	21,200	72,430
Zalando SE (a),(b)	848	68,682
		$3,732,241

Semiconductors — 2.91%
Advantest Corp.	2,400	227,419
ASM International NV	395	174,801
ASML Holding NV	2,838	2,283,392
Infineon Technologies AG	7,243	336,113
STMicroelectronics NV	4,622	228,219
Tokyo Electron Ltd.	1,000	576,198
		$3,826,142

Shipbuilding — 0.05%
Wartsila Oyj Abp	4,559	64,154

Software — 1.97%
BlackBerry Ltd. (a)	5,453	50,954
Capcom Co. Ltd.	4,000	94,167
Constellation Software, Inc.	222	411,890
Dassault Systemes SE	6,932	412,835
Koei Tecmo Holdings Co. Ltd.	2,100	82,609
Konami Holdings Corp.	2,100	100,774
Lightspeed Commerce, Inc. (a)	590	23,825
Nemetschek SE	500	64,211
Open Text Corp.	3,191	151,459
Oracle Corp.	1,200	91,176
Sage Group PLC	8,605	99,305
SAP SE	3,616	514,190
Sinch AB (a),(b)	6,034	76,859
Temenos AG	423	58,515
TIS, Inc.	4,000	119,099
Ubisoft Entertainment SA (a)	826	40,503
WiseTech Global Ltd.	2,767	117,929
Xero Ltd. (a)	675	69,461
		$2,579,761

Telecommunications — 3.26%
BCE, Inc.	2,363	122,937
BT Group PLC	38,877	89,220
Deutsche Telekom AG	20,588	382,063
Elisa Oyj	2,227	137,218
Hikari Tsushin, Inc.	500	76,980
HKT Trust & HKT Ltd.	52,000	69,889
KDDI Corp.	11,000	321,499
Koninklijke KPN NV	67,406	209,505
Nice Ltd. (a)	271	82,957

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications (continued)
Nippon Telegraph & Telephone Corp.	11,600	$317,656
Nokia Oyj (a)	18,962	120,333
Orange SA	10,788	115,612
Proximus SADP	5,695	111,131
Rogers Communications, Inc., Class B	2,245	106,895
Singapore Telecommunications Ltd.	54,400	93,654
SoftBank Corp.	25,400	321,171
SoftBank Group Corp.	8,100	382,643
Spark New Zealand Ltd.	22,610	69,995
Swisscom AG	173	97,702
Tele2 AB, Class B	8,954	127,926
Telecom Italia SpA	118,821	58,737
Telecom Italia SpA	106,352	50,588
Telefonaktiebolaget LM Ericsson, Class B	9,499	104,901
Telefonica Deutschland Holding AG	23,517	65,355
Telefonica SA	20,666	90,631
Telenor ASA	9,086	142,998
Telia Co. AB	21,115	82,731
Telstra Corp. Ltd.	55,603	169,097
TELUS Corp.	6,707	157,952
		$4,279,976

Toys, Games & Hobbies — 0.28%
Nintendo Co. Ltd.	800	373,120

Transportation — 2.54%
AP Moller - Maersk A/S, Class A	42	140,042
AP Moller - Maersk A/S, Class B	52	186,680
Aurizon Holdings Ltd.	45,557	115,676
Canadian National Railway Co.	4,241	520,943
Canadian Pacific Railway Ltd.	4,723	339,696
Deutsche Post AG	8,773	564,725
DSV PANALPINA A/S	1,910	446,648
Kuehne + Nagel International AG	745	240,702
MTR Corp. Ltd.	14,500	77,822
Nippon Express Co. Ltd. (a)	1,600	94,793
Nippon Yusen KK	1,900	144,693
Poste Italiane SpA (b)	9,896	130,016
SG Holdings Co. Ltd.	5,000	117,056
SITC International Holdings Co. Ltd.	27,000	97,646
Yamato Holdings Co. Ltd.	5,100	119,841
		$3,336,979

Water — 0.46%
Severn Trent PLC	2,239	89,312
Suez SA	8,659	195,292
United Utilities Group PLC	14,964	220,572
Veolia Environnement SA	2,722	99,973
		$605,149
TOTAL COMMON STOCKS		$130,604,575
PREFERRED STOCKS — 0.24%	Shares Held	Value

Auto Manufacturers — 0.17%
Volkswagen AG
2.84%, 09/09/2023	1,142	$230,754

Household Products/Wares — 0.07%
Henkel AG & Co. KGaA
1.98%, 08/07/2022	1,114	90,226
TOTAL PREFERRED STOCKS		$320,980

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

INVESTMENT COMPANIES — 0.71%	Shares Held	Value
Money Market Fund — 0.71%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (c)	927,307	$927,307
TOTAL INVESTMENT COMPANIES		$927,307
Total Investments		$131,852,862
Other Assets and Liabilities — (0.42)%		(556,475)
Total Net Assets — 100.00%		$131,296,387

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,768,449 or 1.35% of net assets.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Location	Percent
Japan	20.24%
Canada	13.39%
Switzerland	10.39%
United Kingdom	9.98%
France	9.32%
Germany	6.24%
Australia	6.22%
Netherlands	4.51%
Sweden	4.32%
Denmark	2.64%
Hong Kong	2.30%
Italy	2.04%
Singapore	1.57%
Finland	1.17%
Israel	1.07%
Spain	0.91%
Ireland	0.83%
Belgium	0.80%
United States	0.75%
Norway	0.64%
Austria	0.33%
Luxembourg	0.26%
New Zealand	0.23%
Portugal	0.10%
Jordan	0.09%
Chile	0.08%
Other Assets and Liabilities	(0.42)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS — 98.48%	Amount	Value

Advertising — 0.18%
Omnicom Group, Inc.
2.60%, 08/01/2031	$876,000	$887,675

Aerospace & Defense — 3.19%
Boeing Co.
2.20%, 02/04/2026	5,455,000	5,453,700
2.70%, 02/01/2027	3,058,000	3,109,345
2.80%, 03/01/2024	366,000	376,046
3.25%, 02/01/2028	1,416,000	1,475,457
3.50%, 03/01/2039	416,000	422,091
4.88%, 05/01/2025	401,000	438,722
5.71%, 05/01/2040	2,712,000	3,483,313
5.81%, 05/01/2050	656,000	888,307
		$15,646,981

Agriculture — 2.21%
Altria Group, Inc.
2.35%, 05/06/2025	1,155,000	1,182,113
3.40%, 02/04/2041	1,028,000	948,264
5.80%, 02/14/2039	411,000	494,014
5.95%, 02/14/2049	120,000	149,752
BAT Capital Corp.
2.26%, 03/25/2028	3,022,000	2,944,743
3.22%, 08/15/2024	1,887,000	1,961,242
3.56%, 08/15/2027	2,885,000	3,025,790
Reynolds American, Inc.
5.85%, 08/15/2045	95,000	115,429
		$10,821,347

Airlines — 2.57%
United Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	804,991	834,505
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025 (a)	3,441,583	3,617,143
4.75%, 10/20/2028 (a)	2,307,359	2,519,593
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 11/15/2033	270,736	272,586
Southwest Airlines Co.
5.13%, 06/15/2027	1,391,000	1,590,223
5.25%, 05/04/2025	1,802,000	2,001,451
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028	582,662	608,628
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 04/07/2030	908,412	898,676
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 11/01/2033	253,542	251,329
		$12,594,134

Auto Manufacturers — 1.42%
General Motors Co.
5.00%, 10/01/2028	3,105,000	3,560,749
6.25%, 10/02/2043	1,189,000	1,627,075
General Motors Financial Co., Inc.
2.70%, 06/10/2031	1,755,000	1,748,741
		$6,936,565

Banks — 21.04%
Australia & New Zealand Banking Group Ltd.
(5-year Treasury Constant Maturity Rate + 1.70%),
2.57%, 11/25/2035 (a),(b)	1,061,000	1,015,924
Banco Santander SA
2.75%, 12/03/2030	1,800,000	1,761,412

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Bank of America Corp.
(6-month Secured Overnight Financing Rate + 1.06%),
2.09%, 06/14/2029 (b)	$2,623,000	$2,604,563
(5-year Treasury Constant Maturity Rate + 1.20%),
2.48%, 09/21/2036 (b)	2,512,000	2,433,298
(6-month Secured Overnight Financing Rate + 1.21%),
2.57%, 10/20/2032 (b)	1,494,000	1,501,177
(6-month Secured Overnight Financing Rate + 1.93%),
2.68%, 06/19/2041 (b)	877,000	844,173
(6-month Secured Overnight Financing Rate + 1.88%),
2.83%, 10/24/2051 (b)	3,480,000	3,416,649
(3-month USD LIBOR + 1.19%),
2.88%, 10/22/2030 (b)	667,000	688,709
(6-month Secured Overnight Financing Rate + 1.56%),
2.97%, 07/21/2052 (b)	253,000	253,752
4.25%, 10/22/2026	4,942,000	5,453,013
Barclays PLC
(1-year Treasury Constant Maturity Rate + 1.30%),
3.33%, 11/24/2042 (b)	636,712	647,931
4.84%, 05/09/2028	5,631,000	6,202,983
BPCE SA
(6-month Secured Overnight Financing Rate + 1.95%),
3.58%, 10/19/2042 (a),(b)	1,874,000	1,914,467
Citigroup, Inc.
(6-month Secured Overnight Financing Rate + 1.38%),
2.90%, 11/03/2042 (b)	1,134,000	1,122,806
(3-month USD LIBOR + 1.15%),
3.52%, 10/27/2028 (b)	415,000	445,163
Credit Suisse Group AG
(6-month Secured Overnight Financing Rate + 0.98%),
1.31%, 02/02/2027 (a),(b)	3,253,000	3,142,925
(6-month Secured Overnight Financing Rate + 1.73%),
3.09%, 05/14/2032 (a),(b)	2,098,000	2,134,823
(5-year Treasury Constant Maturity Rate + 4.89%),
5.25%, 02/11/2027 (a),(b),(c),(d)	4,107,000	4,240,478
Deutsche Bank AG
(6-month US International Swaps and Derivative Association + 2.55%),
4.88%, 12/01/2032 (b)	1,755,000	1,896,222
First Republic Bank
4.63%, 02/13/2047	3,356,000	4,156,992
Goldman Sachs Group, Inc.
(6-month Secured Overnight Financing Rate + 0.91%),
1.95%, 10/21/2027 (b)	1,289,000	1,283,329
3.85%, 01/26/2027	2,616,000	2,811,604
HSBC Holdings PLC
(6-month Secured Overnight Financing Rate + 1.29%),
1.59%, 05/24/2027 (b)	6,279,000	6,140,447
(6-month Secured Overnight Financing Rate + 1.73%),
2.01%, 09/22/2028 (b)	538,000	526,646
JPMorgan Chase & Co.
(6-month Secured Overnight Financing Rate + 0.70%),
1.04%, 02/04/2027 (b)	7,014,000	6,788,509
(6-month Secured Overnight Financing Rate + 2.46%),
3.11%, 04/22/2041 (b)	112,000	115,993
(3-month USD LIBOR + 1.38%),
3.96%, 11/15/2048 (b)	588,000	689,625
5.50%, 10/15/2040	783,000	1,065,111
Macquarie Bank Ltd.
(5-year Treasury Constant Maturity Rate + 1.70%),
3.05%, 03/03/2036 (a),(b)	1,381,000	1,361,426

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Macquarie Group Ltd.
(6-month Secured Overnight Financing Rate + 0.91%),
1.63%, 09/23/2027 (a),(b)	$527,000	$516,374
(6-month Secured Overnight Financing Rate + 1.44%),
2.69%, 06/23/2032 (a),(b)	517,000	515,626
Morgan Stanley
(6-month Secured Overnight Financing Rate + 0.88%),
1.59%, 05/04/2027 (b)	1,556,000	1,540,661
(6-month Secured Overnight Financing Rate + 1.36%),
2.48%, 09/16/2036 (b)	2,547,000	2,452,633
(6-month Secured Overnight Financing Rate + 1.43%),
2.80%, 01/25/2052 (b)	2,235,000	2,192,982
(3-month USD LIBOR + 1.34%),
3.59%, 07/22/2028 (b)	3,690,000	3,978,159
5.00%, 11/24/2025	1,842,000	2,062,004
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	2,385,000	2,284,787
Natwest Group PLC
(5-year Treasury Constant Maturity Rate + 2.35%),
3.03%, 11/28/2035 (b)	1,264,000	1,247,175
(1-year Treasury Constant Maturity Rate + 2.55%),
3.07%, 05/22/2028 (b)	711,000	739,504
(3-month USD LIBOR + 1.91%),
5.08%, 01/27/2030 (b)	1,955,000	2,267,386
(5-year Treasury Constant Maturity Rate + 5.63%),
6.00%, 12/29/2025 (b),(c),(d)	1,332,000	1,457,634
Standard Chartered PLC
(3-month USD LIBOR + 1.21%),
2.82%, 01/30/2026 (a),(b)	2,290,000	2,347,449
(5-year Treasury Constant Maturity Rate + 2.30%),
3.27%, 02/18/2036 (a),(b)	1,867,000	1,842,224
(5-year Treasury Constant Maturity Rate + 5.66%),
6.00%, 07/26/2025 (a),(b),(c),(d),(e)	1,596,000	1,701,735
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/2028	1,263,000	1,238,155
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate + 2.10%),
2.39%, 06/02/2028 (b)	4,813,000	4,891,591
(6-month Secured Overnight Financing Rate + 2.53%),
3.07%, 04/30/2041 (b)	453,000	464,563
4.40%, 06/14/2046	355,000	420,728
4.90%, 11/17/2045	388,000	487,926
Westpac Banking Corp.
(5-year Treasury Constant Maturity Rate + 1.53%),
3.02%, 11/18/2036 (b)	856,000	845,818
(5-year Treasury Constant Maturity Rate + 2.00%),
4.11%, 07/24/2034 (b)	855,000	922,714
		$103,077,978

Beverages — 2.37%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	1,270,000	1,363,541
4.90%, 02/01/2046	1,630,000	2,060,214
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	4,394,000	5,145,619
4.60%, 04/15/2048	426,000	520,929
5.45%, 01/23/2039	1,002,000	1,311,374
Constellation Brands, Inc.
2.88%, 05/01/2030	147,000	150,858

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Beverages (continued)
JDE Peet's NV
1.38%, 01/15/2027 (a)	$1,118,000	$1,079,671
		$11,632,206

Biotechnology — 0.39%
Amgen, Inc.
3.00%, 01/15/2052	1,089,000	1,056,651
Gilead Sciences, Inc.
4.50%, 02/01/2045	687,000	837,511
		$1,894,162

Building Materials — 0.47%
Masco Corp.
1.50%, 02/15/2028	2,359,000	2,283,314

Chemicals — 0.71%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,116,000	1,438,000
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025 (a)	627,000	613,151
1.83%, 10/15/2027 (a)	799,000	784,416
Westlake Chemical Corp.
2.88%, 08/15/2041	661,000	643,065
		$3,478,632

Commercial Services — 1.06%
CoStar Group, Inc.
2.80%, 07/15/2030 (a)	5,201,000	5,202,229

Computers — 0.57%
Apple, Inc.
2.65%, 05/11/2050	356,000	349,995
Dell International LLC/EMC Corp.
3.38%, 12/15/2041 (a)	722,000	713,799
4.90%, 10/01/2026	1,197,000	1,348,209
8.35%, 07/15/2046	228,000	379,052
		$2,791,055

Diversified Financial Services — 7.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,169,000	1,178,586
3.00%, 10/29/2028	3,297,000	3,343,606
3.15%, 02/15/2024	5,123,000	5,283,852
3.40%, 10/29/2033	2,078,000	2,115,641
3.85%, 10/29/2041	1,037,790	1,081,002
Air Lease Corp.
2.88%, 01/15/2026	1,209,000	1,247,011
Ally Financial, Inc.
5.75%, 11/20/2025	1,408,000	1,587,984
8.00%, 11/01/2031	3,631,000	5,139,932
Aviation Capital Group LLC
1.95%, 01/30/2026 (a)	3,593,000	3,504,528
Avolon Holdings Funding Ltd.
2.75%, 02/21/2028 (a)	1,016,000	996,911
4.25%, 04/15/2026 (a)	3,117,000	3,303,069
4.38%, 05/01/2026 (a)	1,284,000	1,375,239
5.50%, 01/15/2026 (a)	991,000	1,095,173
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051 (a)	1,246,342	1,213,094
Brookfield Finance, Inc.
2.72%, 04/15/2031	973,000	981,599

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Diversified Financial Services (continued)
Brookfield Finance, Inc. (continued)
3.45%, 04/15/2050	$978,000	$1,018,282
4.85%, 03/29/2029	1,391,000	1,603,739
Synchrony Financial
3.95%, 12/01/2027	786,000	844,022
		$36,913,270

Electric — 7.46%
American Electric Power Co., Inc.
1.00%, 11/01/2025	1,839,000	1,798,246
American Transmission Systems, Inc.
2.65%, 01/15/2032 (a)	649,000	655,028
Commonwealth Edison Co.
4.00%, 03/01/2049	1,817,000	2,155,988
Dominion Energy, Inc.
4.25%, 06/01/2028	518,000	577,295
DTE Energy Co.
3.40%, 06/15/2029	1,452,000	1,532,357
Duke Energy Florida LLC
3.80%, 07/15/2028	266,000	293,094
Duke Energy Ohio, Inc.
4.30%, 02/01/2049	837,000	1,004,361
Entergy Corp.
1.90%, 06/15/2028	972,000	952,397
Evergy, Inc.
2.90%, 09/15/2029	978,000	1,001,048
Georgia Power Co.
3.25%, 03/15/2051	504,000	505,488
3.70%, 01/30/2050	120,000	127,581
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	822,000	826,874
2.44%, 01/15/2032	411,000	411,918
3.50%, 04/01/2029	692,000	742,267
NRG Energy, Inc.
2.00%, 12/02/2025 (a)	1,911,000	1,923,119
2.45%, 12/02/2027 (a)	722,000	715,400
4.45%, 06/15/2029 (a)	965,588	1,050,394
Pacific Gas & Electric Co.
1.70%, 11/15/2023	2,238,000	2,243,780
1.75%, 06/16/2022	1,100,000	1,100,004
2.95%, 03/01/2026	2,485,000	2,526,503
3.50%, 06/15/2025	1,303,000	1,352,913
4.50%, 07/01/2040	2,005,391	2,088,419
Public Service Co. of Colorado
4.05%, 09/15/2049	695,000	823,896
Southern California Edison Co.
4.88%, 03/01/2049	1,153,000	1,407,551
Southern Co.
1.75%, 03/15/2028	1,042,000	1,014,419
(3-month USD LIBOR + 3.63%),
5.50%, 03/15/2057 (b)	2,504,000	2,509,801
Southern Power Co.
0.90%, 01/15/2026	1,515,000	1,464,004
Tampa Electric Co.
3.63%, 06/15/2050	431,000	478,766
Tucson Electric Power Co.
4.85%, 12/01/2048	473,000	609,525
Virginia Electric & Power Co.
3.80%, 04/01/2028	1,359,000	1,487,369

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Electric (continued)
WEC Energy Group, Inc.
1.38%, 10/15/2027	$1,225,000	$1,181,091
		$36,560,896

Food — 1.86%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 05/15/2032 (a)	887,385	887,385
3.75%, 12/01/2031 (a)	1,184,000	1,201,760
Kraft Heinz Foods Co.
3.88%, 05/15/2027	1,118,000	1,207,599
Mars, Inc.
2.38%, 07/16/2040 (a)	669,000	636,902
Pilgrim's Pride Corp.
3.50%, 03/01/2032 (a)	1,584,000	1,599,840
Sysco Corp.
3.15%, 12/14/2051	1,020,736	1,004,688
6.60%, 04/01/2050	1,644,000	2,553,914
		$9,092,088

Gas — 1.29%
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	2,218,000	2,100,729
NiSource, Inc.
0.95%, 08/15/2025	1,837,000	1,788,072
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,501,000	1,602,478
Southern California Gas Co.
2.55%, 02/01/2030	819,000	839,782
		$6,331,061

Healthcare — Products — 1.30%
Boston Scientific Corp.
2.65%, 06/01/2030	4,362,000	4,446,667
Medtronic, Inc.
4.63%, 03/15/2045	39,000	51,076
PerkinElmer, Inc.
1.90%, 09/15/2028	1,008,000	984,078
2.25%, 09/15/2031	907,000	881,924
		$6,363,745

Healthcare — Services — 1.23%
Centene Corp.
2.45%, 07/15/2028	1,785,000	1,758,225
3.38%, 02/15/2030	356,000	362,547
HCA, Inc.
5.63%, 09/01/2028	1,234,000	1,441,917
Roche Holdings, Inc.
1.93%, 12/13/2028 (a)	1,329,000	1,337,063
UnitedHealth Group, Inc.
2.75%, 05/15/2040	1,090,000	1,106,545
		$6,006,297

Home Builders — 0.99%
Lennar Corp.
4.75%, 05/30/2025	3,487,000	3,814,970
Toll Brothers Finance Corp.
4.35%, 02/15/2028	964,000	1,055,580
		$4,870,550

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance — 6.04%
AIA Group Ltd.
3.20%, 09/16/2040 (a)	$1,430,000	$1,468,761
American International Group, Inc.
4.50%, 07/16/2044	845,000	1,040,660
AmFam Holdings, Inc.
3.83%, 03/11/2051 (a)	639,000	705,291
Athene Global Funding
1.45%, 01/08/2026 (a)	1,556,000	1,528,323
2.50%, 03/24/2028 (a)	2,678,000	2,693,149
2.55%, 11/19/2030 (a)	1,471,000	1,446,085
Athene Holding Ltd.
3.45%, 05/15/2052	842,000	845,697
4.13%, 01/12/2028	633,000	692,304
Enstar Group Ltd.
3.10%, 09/01/2031 (e)	3,291,000	3,225,885
Equitable Financial Life Global Funding
1.80%, 03/08/2028 (a)	1,053,000	1,035,471
Equitable Holdings, Inc.
5.00%, 04/20/2048	1,364,000	1,703,589
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052	1,123,000	1,093,140
Markel Corp.
4.30%, 11/01/2047	1,643,000	1,902,862
Marsh & McLennan Cos., Inc.
2.90%, 12/15/2051	735,000	733,513
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/2050 (a)	251,000	264,691
New York Life Insurance Co.
3.75%, 05/15/2050 (a)	1,472,000	1,675,258
Swiss Re Finance Luxembourg SA
(5-year Treasury Constant Maturity Rate + 3.58%),
5.00%, 04/02/2049 (a),(b)	1,000,000	1,118,750
XLIT Ltd.
4.45%, 03/31/2025	3,505,000	3,799,322
5.50%, 03/31/2045	1,902,000	2,603,130
		$29,575,881

Internet — 1.73%
Amazon.com, Inc.
2.70%, 06/03/2060	602,000	580,090
3.10%, 05/12/2051	758,000	809,258
eBay, Inc.
3.65%, 05/10/2051	2,103,000	2,286,934
Expedia Group, Inc.
3.80%, 02/15/2028	2,277,000	2,434,452
4.63%, 08/01/2027	1,210,000	1,347,419
Netflix, Inc.
4.88%, 04/15/2028	882,000	1,005,480
		$8,463,633

Iron & Steel — 0.23%
Nucor Corp.
2.70%, 06/01/2030	231,000	238,108
Vale Overseas Ltd.
3.75%, 07/08/2030	874,000	904,599
		$1,142,707

Lodging — 0.20%
Hyatt Hotels Corp.
1.80%, 10/01/2024	978,000	978,871

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Media — 4.27%
Charter Communications Operating LLC/Charter Communications Operating
Capital
2.30%, 02/01/2032	$1,765,000	$1,675,395
3.90%, 06/01/2052	878,000	880,429
3.95%, 06/30/2062	745,000	717,718
4.80%, 03/01/2050	440,000	492,639
Comcast Corp.
2.89%, 11/01/2051 (a)	498,000	482,057
3.75%, 04/01/2040	617,000	690,748
3.97%, 11/01/2047	2,714,000	3,124,758
Discovery Communications LLC
4.00%, 09/15/2055	757,000	799,748
Fox Corp.
4.71%, 01/25/2029	1,835,000	2,094,465
Time Warner Cable LLC
5.50%, 09/01/2041	1,838,000	2,228,412
5.88%, 11/15/2040	1,611,000	2,010,387
ViacomCBS, Inc.
2.90%, 01/15/2027	4,547,000	4,734,919
5.25%, 04/01/2044	788,000	986,503
		$20,918,178

Mining — 1.38%
Newmont Corp.
2.25%, 10/01/2030	2,231,000	2,199,586
Teck Resources Ltd.
3.90%, 07/15/2030	889,000	955,103
5.40%, 02/01/2043	1,529,000	1,864,437
Yamana Gold, Inc.
2.63%, 08/15/2031 (a)	1,795,000	1,722,856
		$6,741,982

Miscellaneous Manufacture — 0.74%
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	3,021,000	3,605,141

Oil & Gas — 2.32%
BP Capital Markets America, Inc.
3.00%, 02/24/2050	713,000	701,890
3.59%, 04/14/2027	1,626,000	1,755,911
4.23%, 11/06/2028	25,000	28,218
Canadian Natural Resources Ltd.
4.95%, 06/01/2047	396,000	485,922
Chevron Corp.
2.00%, 05/11/2027	744,000	755,135
Devon Energy Corp.
4.50%, 01/15/2030	1,596,000	1,713,457
Exxon Mobil Corp.
3.00%, 08/16/2039	1,134,000	1,147,363
Marathon Oil Corp.
4.40%, 07/15/2027	1,717,000	1,880,766
6.60%, 10/01/2037	56,000	73,169
Pioneer Natural Resources Co.
0.75%, 01/15/2024	1,058,000	1,043,654
Shell International Finance BV
3.13%, 11/07/2049	1,722,000	1,771,920
		$11,357,405

Packaging & Containers — 0.21%
WRKCo, Inc.
3.00%, 06/15/2033	979,000	1,006,722

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Pharmaceuticals — 5.55%
AbbVie, Inc.
4.25%, 11/21/2049	$2,210,000	$2,656,801
Bayer US Finance II LLC
3.38%, 07/15/2024 (a)	316,000	328,811
4.38%, 12/15/2028 (a)	1,513,000	1,689,930
4.63%, 06/25/2038 (a)	1,412,000	1,648,737
Becton Dickinson and Co.
3.70%, 06/06/2027	1,496,000	1,630,300
4.67%, 06/06/2047	1,034,000	1,303,699
4.69%, 12/15/2044	1,615,000	2,033,421
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	1,556,000	1,840,519
4.25%, 10/26/2049	441,000	544,973
Cigna Corp.
4.38%, 10/15/2028	2,908,000	3,304,944
CVS Health Corp.
4.78%, 03/25/2038	1,263,000	1,537,385
5.05%, 03/25/2048	4,727,000	6,180,259
Merck & Co., Inc.
2.75%, 12/10/2051	556,000	550,159
Viatris, Inc.
2.30%, 06/22/2027	236,000	237,376
Zoetis, Inc.
3.90%, 08/20/2028	1,520,000	1,686,510
		$27,173,824

Pipelines — 3.02%
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029 (a)	235,000	242,500
Enbridge, Inc.
2.50%, 08/01/2033	1,616,000	1,586,007
Energy Transfer LP
3.75%, 05/15/2030	3,101,000	3,285,993
5.15%, 03/15/2045	1,600,000	1,808,117
6.25%, 04/15/2049	386,000	504,217
Enterprise Products Operating LLC
3.30%, 02/15/2053	812,000	807,607
4.20%, 01/31/2050	1,885,000	2,113,070
Kinder Morgan, Inc.
3.60%, 02/15/2051	1,033,000	1,038,857
MPLX LP
4.00%, 03/15/2028	995,000	1,078,242
ONEOK, Inc.
4.45%, 09/01/2049	603,000	666,261
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	1,480,000	1,662,300
5.75%, 05/15/2024	9,000	9,788
		$14,802,959

Private Equity — 0.43%
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (a)	1,421,000	1,486,988
KKR Group Finance Co. X LLC
3.25%, 12/15/2051 (a)	620,000	617,849
		$2,104,837

REITs — 3.22%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/2030	396,000	463,293
American Campus Communities Operating Partnership LP
2.25%, 01/15/2029	1,674,000	1,655,688

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

REITs (continued)
American Homes 4 Rent LP
3.38%, 07/15/2051	$1,457,000	$1,462,649
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	2,496,000	2,350,469
Realty Income Corp.
3.10%, 12/15/2029	1,886,070	2,002,516
Simon Property Group LP
1.75%, 02/01/2028	1,255,000	1,230,745
Spirit Realty LP
3.20%, 01/15/2027 (e)	4,370,000	4,567,889
3.20%, 02/15/2031	784,000	810,244
VICI Properties LP/VICI Note Co., Inc.
4.13%, 08/15/2030 (a)	1,178,000	1,245,735
		$15,789,228

Retail — 0.24%
Home Depot, Inc.
3.30%, 04/15/2040	642,000	696,041
McDonald's Corp.
4.88%, 12/09/2045	370,000	475,360
		$1,171,401

Semiconductors — 3.19%
Broadcom, Inc.
3.14%, 11/15/2035 (a)	654,000	657,897
3.42%, 04/15/2033 (a)	2,593,000	2,718,247
4.11%, 09/15/2028	537,000	588,713
KLA Corp.
3.30%, 03/01/2050	671,000	716,938
Lam Research Corp.
4.88%, 03/15/2049	329,000	446,582
Micron Technology, Inc.
3.37%, 11/01/2041	2,226,000	2,285,813
4.19%, 02/15/2027	2,223,000	2,434,429
NVIDIA Corp.
3.50%, 04/01/2040	2,162,000	2,429,671
3.50%, 04/01/2050	1,022,000	1,165,052
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/2025 (a)	100,000	103,308
3.15%, 05/01/2027 (a)	1,095,000	1,151,528
QUALCOMM, Inc.
4.30%, 05/20/2047	733,000	917,852
		$15,616,030

Software — 2.37%
Activision Blizzard, Inc.
4.50%, 06/15/2047	482,000	578,085
Fiserv, Inc.
4.40%, 07/01/2049	1,756,000	2,092,005
Oracle Corp.
2.80%, 04/01/2027	1,842,000	1,899,074
4.00%, 07/15/2046	2,396,000	2,486,861
VMware, Inc.
1.80%, 08/15/2028	1,129,000	1,098,691
4.50%, 05/15/2025	2,277,000	2,479,506
4.65%, 05/15/2027	877,000	986,295
		$11,620,517

Telecommunications — 4.30%
AT&T, Inc.
3.50%, 06/01/2041	3,243,000	3,332,973

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Telecommunications (continued)
AT&T, Inc. (continued)
3.50%, 09/15/2053	$5,017,000	$5,061,626
3.55%, 09/15/2055	1,880,000	1,886,822
4.50%, 03/09/2048	1,012,000	1,179,845
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,792,000	1,778,752
Verizon Communications, Inc.
2.36%, 03/15/2032 (a)	2,938,000	2,894,865
2.65%, 11/20/2040	4,819,000	4,579,097
Vodafone Group PLC
(5-year Treasury Constant Maturity Rate + 2.45%),
3.25%, 06/04/2081 (b)	354,000	347,090
		$21,061,070

Transportation — 0.78%
Burlington Northern Santa Fe LLC
4.38%, 09/01/2042	421,000	511,581
FedEx Corp.
4.10%, 02/01/2045	1,871,000	2,094,684
Union Pacific Corp.
2.95%, 03/10/2052	1,193,000	1,207,090
		$3,813,355

Trucking & Leasing — 0.20%
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (a)	993,000	983,413

Water — 0.21%
Essential Utilities, Inc.
2.40%, 05/01/2031	1,048,000	1,041,844
TOTAL BONDS		$482,353,183
INVESTMENT COMPANIES — 1.17%	Shares Held	Value

Money Market Funds — 1.17%
Principal Government Money Market Fund — Institutional Class 0.00% (f),(g),(h),(i)	1,601,613	$1,601,613
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (i)	4,122,150	4,122,150
TOTAL INVESTMENT COMPANIES		$5,723,763
Total Investments		$488,076,946
Other Assets and Liabilities — 0.35%		1,729,324

Total Net Assets — 100.00%		$489,806,270

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $88,953,645 or 18.16% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $7,399,847 or 1.51% of net assets.
(e)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,568,573 or 0.32% of net assets.
(f)	Non-income producing security.
(g)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,601,613 or 0.33% of net assets.
(h)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2021 (unaudited)

(i) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		38.28%
Consumer, Non-cyclical		15.96%
Communications		10.48%
Utilities		8.97%
Technology		6.13%
Industrial		5.58%
Consumer, Cyclical		5.42%
Energy		5.34%
Basic Materials		2.32%
Money Market Funds		1.17%
Other Assets and Liabilities		0.35%
TOTAL NET ASSETS		100.00%

	June 30, 2021	Purchases	Sales	December 31, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$2,138,163	$19,805,668	$20,342,218	$1,601,613
	$2,138,163	$19,805,668	$20,342,218	$1,601,613

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

Futures Contracts

				Value and Unrealized
Description and Expiration Date	Type	Contracts	Notional Amount	Appreciation/(Depreciation)
U.S. 5 Year Notes; March 2022	Short	390	$47,180,860	$(9,909)
U.S. 10 Year Notes; March 2022	Short	128	16,700,000	(62,593)
U.S. Treasury Ultra 10-Year Notes;
March 2022	Short	37	5,418,188	(39,132)
Total				$(111,634)

See accompanying notes.

Schedule of Investments
Principal Millennials ETF
December 31, 2021 (unaudited)

COMMON STOCKS — 99.31%	Shares Held	Value

Apparel — 2.76%
Carter's, Inc.	2,309	$233,717
Columbia Sportswear Co.	1,949	189,911
Deckers Outdoor Corp. (a)	621	227,478
Fila Holdings Corp.	7,382	222,624
Hanesbrands, Inc.	10,468	175,025
SMCP SA (a),(b)	40,913	341,660
Urban Outfitters, Inc. (a)	43,564	1,279,039
Yue Yuen Industrial Holdings Ltd. (a)	123,500	206,532
		$2,875,986

Beverages — 1.57%
Brown-Forman Corp., Class B	5,835	425,138
Constellation Brands, Inc., Class A	1,741	436,939
Monster Beverage Corp. (a)	4,484	430,643
Treasury Wine Estates Ltd.	37,422	337,063
		$1,629,783

Building Materials — 0.67%
Fortune Brands Home & Security, Inc.	2,144	229,194
Masco Corp.	6,632	465,699
		$694,893

Commercial Services — 3.76%
Adyen NV (a),(b)	962	2,531,640
China Yuhua Education Corp. Ltd. (b)	378,000	135,250
Global Payments, Inc.	2,038	275,497
GMO Payment Gateway, Inc.	2,300	286,925
GXO Logistics, Inc. (a)	1,668	151,504
PayPal Holdings, Inc. (a)	1,682	317,192
PROG Holdings, Inc.	4,744	214,002
		$3,912,010

Computers — 0.56%
Apple, Inc.	3,260	578,878

Diversified Financial Services — 3.68%
Discover Financial Services	22,785	2,633,035
LexinFintech Holdings Ltd., ADR (a)	159,419	615,357
Rocket Cos., Inc., Class A (c)	8,919	124,866
XP, Inc., Class A (a)	15,729	452,051
		$3,825,309

Electronics — 0.59%
Garmin Ltd.	4,507	613,718

Engineering & Construction — 0.21%
HomeServe PLC	18,489	218,851

Entertainment — 5.08%
CTS Eventim AG & Co. KGaA (a)	27,754	2,033,642
DraftKings, Inc., Class A (a)	17,501	480,752
Universal Music Group NV	98,111	2,767,910
		$5,282,304

Food — 3.15%
Albertsons Cos., Inc., Class A	10,770	325,146
Kroger Co.	60,138	2,721,846
Sprouts Farmers Market, Inc. (a)	7,735	229,575
		$3,276,567

Home Builders — 0.72%
DR Horton, Inc.	4,459	483,579

See accompanying notes.

Schedule of Investments
Principal Millennials ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders (continued)
Toll Brothers, Inc.	3,621	$262,124
		$745,703

Home Furnishings — 4.82%
Sleep Number Corp. (a)	11,271	863,359
Sony Group Corp.	30,900	3,888,355
Tempur Sealy International, Inc.	5,618	264,214
		$5,015,928

Internet — 31.32%
AfreecaTV Co. Ltd.	32,989	5,625,127
Alibaba Group Holding Ltd., ADR (a)	2,687	319,189
Alphabet, Inc., Class C (a)	1,047	3,029,589
Amazon.com, Inc. (a)	130	433,464
ASOS PLC (a)	4,024	130,230
Baidu, Inc., ADR (a)	2,797	416,166
eBay, Inc.	6,484	431,186
Expedia Group, Inc. (a)	6,272	1,133,476
Farfetch Ltd., Class A (a)	30,358	1,014,868
Hello Group, Inc.	164,017	1,472,873
IAC/InterActiveCorp (a)	4,975	650,282
JOYY, Inc.	25,771	1,170,777
Kakao Corp. (a)	6,374	603,218
Kogan.com Ltd. (c)	33,328	213,865
Meta Platforms, Inc., Class A (a)	7,347	2,471,163
Naspers Ltd., Class N	8,979	1,392,914
NCSoft Corp.	724	391,615
Netflix, Inc. (a)	761	458,457
Overstock.com, Inc. (a)	3,098	182,813
Pinduoduo, Inc., ADR (a)	16,021	934,024
Pinterest, Inc., Class A (a)	19,396	705,045
Rakuten Group, Inc. (a)	49,700	498,599
RealReal, Inc. (a)	9,099	105,639
Revolve Group, Inc. (a)	36,108	2,023,492
Roku, Inc. (a)	4,416	1,007,731
Shutterstock, Inc.	2,307	255,800
Snap, Inc., Class A (a)	27,544	1,295,394
Temple & Webster Group Ltd. (a)	42,536	332,990
Tencent Holdings Ltd.	7,500	439,369
Tencent Music Entertainment Group, ADR (a)	117,662	805,985
Trip.com Group Ltd., ADR (a)	40,607	999,744
Vimeo, Inc. (a)	8,325	149,517
Wayfair, Inc., Class A (a),(c)	5,141	976,636
Weibo Corp. (a)	6,072	188,111
ZOZO, Inc.	10,300	321,455
		$32,580,803

Leisure Time — 1.73%
Camping World Holdings, Inc., Class A (c)	44,581	1,801,072

Media — 4.79%
Comcast Corp., Class A	7,546	379,790
Fox Corp., Class B	5,882	201,576
Sirius XM Holdings, Inc.	67,057	425,812
ViacomCBS, Inc., Class B	47,919	1,446,196
Vivendi SE	97,884	1,325,032
Walt Disney Co. (a)	7,803	1,208,607
		$4,987,013

Real Estate — 0.64%
REA Group Ltd.	5,506	671,547

See accompanying notes.

Schedule of Investments
Principal Millennials ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs — 4.19%
American Homes 4 Rent, Class A	6,161	$268,681
AvalonBay Communities, Inc.	2,155	544,331
Duke Realty Corp.	9,501	623,646
EastGroup Properties, Inc.	1,379	314,205
Essex Property Trust, Inc.	1,463	515,313
Invitation Homes, Inc.	12,444	564,211
Prologis, Inc.	3,759	632,865
Segro PLC	46,022	894,840
		$4,358,092

Retail — 17.31%
Academy Sports & Outdoors, Inc. (a)	7,611	334,123
Bath & Body Works, Inc.	6,421	448,122
Bed Bath & Beyond, Inc. (a)	36,867	537,521
Dick's Sporting Goods, Inc.	2,810	323,122
Domino's Pizza, Inc.	1,082	610,605
Foot Locker, Inc.	3,661	159,729
Hennes & Mauritz AB, Class B	95,240	1,876,933
Hibbett, Inc.	2,981	214,423
Home Depot, Inc.	7,091	2,942,836
Industria de Diseno Textil SA	65,881	2,139,907
JD Sports Fashion PLC	129,843	382,781
Kingfisher PLC	67,104	307,273
Li Ning Co. Ltd.	91,771	1,004,502
Lowe's Cos., Inc.	2,093	540,999
Lululemon Athletica, Inc. (a)	1,296	507,319
Mr Price Group Ltd.	23,229	290,818
Pandora A/S	2,862	357,265
Pets at Home Group PLC	51,746	325,690
Qurate Retail, Inc., Series A	19,703	149,743
Signet Jewelers Ltd.	27,838	2,422,741
Truworths International Ltd.	94,015	308,270
Victoria's Secret & Co. (a)	2,220	123,299
Williams-Sonoma, Inc.	2,211	373,946
Zalando SE (a),(b)	16,384	1,326,987
		$18,008,954

Semiconductors — 0.49%
Samsung Electronics Co. Ltd.	7,790	513,108

Software — 5.40%
Activision Blizzard, Inc.	23,241	1,546,224
Bilibili, Inc., ADR (a),(c)	20,035	929,624
Electronic Arts, Inc.	2,929	386,335
Fiserv, Inc. (a)	3,327	345,309
Microsoft Corp.	1,689	568,045
NetEase, Inc., ADR	5,753	585,540
Netmarble Corp. (b)	2,432	255,731
Pearl Abyss Corp. (a)	5,151	599,271
Take-Two Interactive Software, Inc. (a)	2,245	398,981
		$5,615,060

Telecommunications — 1.69%
AT&T, Inc.	71,433	1,757,252

Textiles — 0.36%
Mohawk Industries, Inc. (a)	2,060	375,291

Toys, Games & Hobbies — 1.94%
Funko, Inc., Class A (a)	82,378	1,548,707
Nintendo Co. Ltd.	1,000	466,400
		$2,015,107

See accompanying notes.

Schedule of Investments
Principal Millennials ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Transportation — 1.88%
Deutsche Post AG	10,828	$697,007
FedEx Corp.	1,437	371,666
United Parcel Service, Inc., Class B	2,340	501,555
XPO Logistics, Inc. (a)	1,668	129,153
Yamato Holdings Co. Ltd.	11,100	260,830
		$1,960,211
TOTAL COMMON STOCKS		$103,313,440
INVESTMENT COMPANIES — 2.98%	Shares Held	Value
Money Market Funds — 2.98%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(d),(e),(f)	2,317,867	$2,317,867
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	779,439	779,439
TOTAL INVESTMENT COMPANIES		$3,097,306
Total Investments		$106,410,746
Other Assets and Liabilities — (2.29)%		(2,380,575)
Total Net Assets — 100.00%		$104,030,171

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,591,268 or 4.41% of net assets.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $2,229,283 or 2.14% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Current yield shown is as of period end.
(f)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,317,867 or 2.23% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Communications	37.80%
Consumer, Cyclical	34.72%
Financial	8.51%
Consumer, Non-cyclical	8.48%
Technology	6.45%
Industrial	3.35%
Money Market Funds	2.98%
Other Assets and Liabilities	(2.29)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Millennials ETF
December 31, 2021 (unaudited)

	June 30, 2021		Purchases	Sales	December 31, 2021
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$4,595,808		$29,663,442	$31,941,383	$2,317,867
	$4,595,808		$29,663,442	$31,941,383	$2,317,867

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Quality ETF
December 31, 2021 (unaudited)

COMMON STOCKS — 99.79%	Shares Held	Value

Aerospace & Defense — 1.56%
Lockheed Martin Corp.	2,272	$807,492
Northrop Grumman Corp.	1,803	697,887
		$1,505,379

Agriculture — 0.85%
Altria Group, Inc.	12,071	572,045
Philip Morris International, Inc.	2,684	254,980
		$827,025

Beverages — 2.29%
Brown-Forman Corp., Class B	7,458	543,390
Coca-Cola Co.	4,603	272,543
Keurig Dr Pepper, Inc.	7,386	272,248
Monster Beverage Corp. (a)	8,567	822,775
PepsiCo, Inc.	1,741	302,429
		$2,213,385

Biotechnology — 2.32%
Amgen, Inc.	996	224,070
Bio-Rad Laboratories, Inc., Class A (a)	382	288,628
Regeneron Pharmaceuticals, Inc. (a)	1,160	732,563
Seagen, Inc. (a)	1,463	226,180
Vertex Pharmaceuticals, Inc. (a)	3,532	775,627
		$2,247,068

Chemicals — 2.48%
FMC Corp.	5,176	568,791
RPM International, Inc.	6,603	666,903
Sherwin-Williams Co.	3,306	1,164,241
		$2,399,935

Commercial Services — 5.88%
Automatic Data Processing, Inc.	1,295	319,321
Booz Allen Hamilton Holding Corp.	9,733	825,261
Gartner, Inc. (a)	1,252	418,569
MarketAxess Holdings, Inc.	1,347	553,981
Moody's Corp.	2,721	1,062,768
PayPal Holdings, Inc. (a)	865	163,122
Rollins, Inc.	15,860	542,570
S&P Global, Inc.	1,598	754,144
Verisk Analytics, Inc.	4,564	1,043,924
		$5,683,660

Computers — 3.98%
Accenture PLC, Class A	2,982	1,236,188
Apple, Inc.	6,200	1,100,934
EPAM Systems, Inc. (a)	602	402,407
Fortinet, Inc. (a)	3,102	1,114,859
		$3,854,388

Distribution/Wholesale — 2.74%
Fastenal Co.	16,200	1,037,772
LKQ Corp.	5,723	343,552
Pool Corp.	2,241	1,268,406
		$2,649,730

Diversified Financial Services — 3.26%
BlackRock, Inc.	757	693,079
Intercontinental Exchange, Inc.	2,045	279,695
Mastercard, Inc., Class A	638	229,246
Nasdaq, Inc.	3,804	798,878
T Rowe Price Group, Inc.	4,690	922,241

See accompanying notes.

Schedule of Investments
Principal Quality ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Visa, Inc., Class A	1,058	$229,279
		$3,152,418

Electric — 2.16%
CMS Energy Corp.	9,723	632,481
Evergy, Inc.	4,210	288,848
Eversource Energy	2,841	258,474
Southern Co.	3,972	272,400
WEC Energy Group, Inc.	6,522	633,091
		$2,085,294

Electrical Components & Equipment — 0.54%
AMETEK, Inc.	1,915	281,581
Generac Holdings, Inc. (a)	677	238,250
		$519,831

Electronics — 4.48%
Agilent Technologies, Inc.	4,278	682,983
Amphenol Corp., Class A	4,187	366,195
Garmin Ltd.	4,213	573,684
Honeywell International, Inc.	1,092	227,693
Keysight Technologies, Inc. (a)	1,596	329,590
Mettler-Toledo International, Inc. (a)	672	1,140,525
Waters Corp. (a)	2,730	1,017,198
		$4,337,868

Engineering & Construction — 0.28%
Jacobs Engineering Group, Inc.	1,954	272,055

Environmental Control — 0.36%
Republic Services, Inc.	2,528	352,530

Food — 2.76%
Campbell Soup Co.	4,956	215,388
General Mills, Inc.	13,667	920,882
Hershey Co.	5,158	997,918
J M Smucker Co.	2,014	273,542
McCormick & Co., Inc.	2,681	259,011
		$2,666,741

Healthcare — Products — 9.43%
Abbott Laboratories	4,392	618,130
Bio-Techne Corp.	614	317,647
Danaher Corp.	3,421	1,125,543
Edwards Lifesciences Corp. (a)	2,715	351,728
Hologic, Inc. (a)	7,301	558,964
IDEXX Laboratories, Inc. (a)	1,441	948,841
Masimo Corp. (a)	897	262,624
PerkinElmer, Inc.	5,964	1,199,122
ResMed, Inc.	3,899	1,015,611
STERIS PLC	3,007	731,934
Thermo Fisher Scientific, Inc.	1,666	1,111,622
West Pharmaceutical Services, Inc.	1,870	877,049
		$9,118,815

Healthcare — Services — 3.68%
Charles River Laboratories International, Inc. (a)	1,826	688,001
Humana, Inc.	591	274,141
Laboratory Corp. of America Holdings (a)	2,186	686,863
Quest Diagnostics, Inc.	6,500	1,124,565
UnitedHealth Group, Inc.	1,573	789,866
		$3,563,436

See accompanying notes.

Schedule of Investments
Principal Quality ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Home Builders — 0.66%
DR Horton, Inc.	2,938	$318,626
Lennar Corp., Class A	2,717	315,607
		$634,233

Household Products — 1.91%
Colgate-Palmolive Co.	9,994	852,888
Procter & Gamble Co.	6,081	994,730
		$1,847,618

Household Products/Wares — 2.65%
Avery Dennison Corp.	1,282	277,643
Church & Dwight Co., Inc.	9,545	978,363
Clorox Co.	4,154	724,291
Kimberly-Clark Corp.	4,095	585,257
		$2,565,554

Housewares — 0.59%
Scotts Miracle-Gro Co.	3,521	566,881
Insurance — 5.31%
Allstate Corp.	2,112	248,477
Aon PLC	3,296	990,646
Arthur J Gallagher & Co.	6,276	1,064,849
Brown & Brown, Inc.	11,463	805,619
Marsh & McLennan Cos., Inc.	6,522	1,133,654
Progressive Corp.	8,745	897,674
		$5,140,919

Internet — 2.53%
Alphabet, Inc., Class A (a)	259	750,333
eBay, Inc.	13,320	885,780
Etsy, Inc. (a)	1,023	223,976
Netflix, Inc. (a)	968	583,162
		$2,443,251

Machinery — Diversified — 1.69%
Graco, Inc.	7,588	611,744
IDEX Corp.	1,153	272,477
Rockwell Automation, Inc.	2,148	749,330
		$1,633,551

Media — 1.24%
FactSet Research Systems, Inc.	2,466	1,198,501
Miscellaneous Manufacture — 1.07%
3M Co.	4,288	761,677
Illinois Tool Works, Inc.	1,117	275,676
		$1,037,353

Pharmaceuticals — 3.88%
AbbVie, Inc.	2,089	282,850
Becton Dickinson & Co.	2,177	547,472
Cigna Corp.	2,502	574,534
Eli Lilly & Co.	2,562	707,676
Johnson & Johnson	4,744	811,556
Zoetis, Inc.	3,389	827,018
		$3,751,106

REITs — 2.65%
Alexandria Real Estate Equities, Inc.	1,409	314,151
American Tower Corp.	2,432	711,360
Crown Castle International Corp.	3,354	700,114

See accompanying notes.

Schedule of Investments
Principal Quality ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Public Storage	2,243	$840,138
		$2,565,763

Retail — 9.79%
AutoZone, Inc. (a)	451	945,472
Costco Wholesale Corp.	2,270	1,288,679
Dollar General Corp.	3,977	937,896
Domino's Pizza, Inc.	644	363,429
Home Depot, Inc.	2,909	1,207,264
Lowe's Cos., Inc.	4,702	1,215,373
O'Reilly Automotive, Inc. (a)	1,679	1,185,760
Target Corp.	4,094	947,515
Tractor Supply Co.	4,730	1,128,578
Walmart, Inc.	1,730	250,314
		$9,470,280

Semiconductors — 2.15%
KLA Corp.	1,679	722,155
Monolithic Power Systems, Inc.	1,395	688,195
Teradyne, Inc.	4,091	669,001
		$2,079,351

Software — 11.31%
Activision Blizzard, Inc.	5,500	365,915
Adobe, Inc. (a)	1,632	925,442
Akamai Technologies, Inc. (a)	2,342	274,108
Autodesk, Inc. (a)	810	227,764
Broadridge Financial Solutions, Inc.	5,275	964,375
Cerner Corp.	10,876	1,010,054
Citrix Systems, Inc.	1,691	159,952
Fair Isaac Corp. (a)	1,150	498,720
Intuit, Inc.	1,345	865,131
Jack Henry & Associates, Inc.	3,546	592,146
Microsoft Corp.	3,231	1,086,650
Oracle Corp.	11,655	1,016,433
Paychex, Inc.	5,740	783,510
PTC, Inc. (a)	1,652	200,140
Synopsys, Inc. (a)	3,051	1,124,293
Tyler Technologies, Inc. (a)	479	257,678
Veeva Systems, Inc., Class A (a)	1,862	475,704
Zoom Video Communications, Inc., Class A (a)	601	110,530
		$10,938,545

Telecommunications — 0.77%
Cisco Systems, Inc.	11,720	742,696

Transportation — 1.52%
Expeditors International of Washington, Inc.	8,183	1,098,895
Old Dominion Freight Line, Inc.	1,046	374,866
		$1,473,761

Water — 1.02%
American Water Works Co., Inc.	3,708	700,293
Essential Utilities, Inc.	5,366	288,100
		$988,393
TOTAL COMMON STOCKS		$96,527,314

See accompanying notes.

Schedule of Investments
Principal Quality ETF
December 31, 2021 (unaudited)

INVESTMENT COMPANIES — 0.28%	Shares Held	Value
Money Market Fund — 0.28%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)	270,326	$270,326
TOTAL INVESTMENT COMPANIES		$270,326
Total Investments		$96,797,640
Other Assets and Liabilities — (0.07)%		(68,771)
Total Net Assets — 100.00%		$96,728,869

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	36.70%
Technology	17.44%
Consumer, Cyclical	13.77%
Financial	11.23%
Industrial	10.46%
Communications	4.53%
Utilities	3.18%
Basic Materials	2.48%
Money Market Fund	0.28%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS — 96.92%	Amount	Value

Banks — 40.60%
Bank of America Corp.
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	$818,000	$920,250
Bank of Montreal
(5-year Treasury Constant Maturity Rate + 2.98%),
4.80%, 08/25/2024 (a),(b),(c)	3,750,000	3,909,375
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	16,077,000	16,438,732
(5-year Treasury Constant Maturity Rate + 2.63%),
3.75%, 12/20/2026 (a),(b)	4,878,000	4,895,414
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	786,000	838,466
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	5,227,000	5,601,057
BNP Paribas SA
(3-month USD LIBOR + 1.29%),
7.20%, 06/25/2037 (a),(b),(c),(d)	2,300,000	2,297,125
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	7,325,000	7,325,000
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%, 12/10/2025 (a),(b)	9,860,000	9,933,950
(3-month USD LIBOR + 3.91%),
5.95%, 05/15/2025 (a),(b)	4,095,000	4,381,650
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.22%),
4.00%, 10/06/2026 (a),(b)	2,699,000	2,699,000
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b),(c)	3,263,000	3,568,906
(3-month USD LIBOR + 3.16%),
6.38%, 04/06/2024 (a),(b)	3,008,000	3,139,600
Comerica, Inc.
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	655,000	713,950
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b),(c)	1,066,000	1,128,628
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.65%, 08/10/2026 (a),(b)	2,095,000	2,074,050
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	1,448,000	1,440,760
(5-year Treasury Constant Maturity Rate + 2.95%),
4.13%, 11/10/2026 (a),(b)	5,500,000	5,590,406
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b)	6,136,000	6,473,480
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	5,924,000	9,685,740
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate + 4.05%),
4.45%, 10/15/2027 (a),(b)	2,271,000	2,398,744
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	7,376,000	8,417,860
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	8,380,000	8,359,050
(3-month USD LIBOR + 3.30%),
6.00%, 08/01/2023 (a),(b)	4,512,000	4,703,760

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
JPMorgan Chase & Co. (continued)
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	$5,314,000	$5,759,712
KeyCorp
(3-month USD LIBOR + 3.61%),
5.00%, 09/15/2026 (a),(b)	1,229,000	1,328,856
Lloyds Bank PLC
(3-month USD LIBOR + 11.76%),
12.00%, 12/16/2024 (a),(b),(c),(d)	4,559,000	4,612,340
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.50%, 09/01/2026 (a),(b)	4,172,000	4,087,726
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.60%),
3.40%, 09/15/2026 (a),(b)	2,820,000	2,775,557
SVB Financial Group
(5-year Treasury Constant Maturity Rate + 3.20%),
4.00%, 05/15/2026 (a),(b)	2,402,000	2,414,010
(10-year Treasury Constant Maturity Rate + 3.06%),
4.10%, 02/15/2031 (a),(b)	537,000	531,093
(5-year Treasury Constant Maturity Rate + 3.07%),
4.25%, 11/15/2026 (a),(b)	5,275,000	5,348,850
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	8,184,000	8,531,820
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	1,830,000	1,963,392
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	9,588,000	9,586,082
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	12,879,000	13,233,173
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	5,627,000	6,147,498
		$183,255,062

Diversified Financial Services — 10.67%
Ally Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.87%),
4.70%, 05/15/2026 (a),(b)	5,399,000	5,601,463
(7-year Treasury Constant Maturity Rate + 3.48%),
4.70%, 05/15/2028 (a),(b)	1,087,000	1,120,480
American Express Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.55%, 09/15/2026 (a),(b)	12,203,000	12,224,355
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)	5,157,000	5,182,785
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	11,049,000	11,269,980
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	4,912,000	5,354,080
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	6,713,000	7,401,082
		$48,154,225

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Electric — 11.46%
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.88%, 02/15/2062 (b)	$3,692,000	$3,748,059
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate + 2.90%),
3.75%, 12/01/2050 (b)	3,552,000	3,489,840
(5-year Treasury Constant Maturity Rate + 4.12%),
4.75%, 06/01/2050 (b)	3,153,000	3,428,888
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	14,607,000	15,227,797
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 2.32%),
3.25%, 01/15/2082 (b)	3,310,000	3,226,253
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	9,924,000	10,296,150
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (b)	7,359,000	8,462,850
Southern Co.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.75%, 09/15/2051 (b)	937,000	937,000
(5-year Treasury Constant Maturity Rate + 3.73%),
4.00%, 01/15/2051 (b)	2,862,000	2,926,395
		$51,743,232

Gas — 1.47%
NiSource, Inc.
(5-year Treasury Constant Maturity Rate + 2.84%),
5.65%, 06/15/2023 (a),(b)	6,438,000	6,615,045

Hand/Machine Tools — 0.93%
Stanley Black & Decker, Inc.
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%, 03/15/2060 (b)	4,095,000	4,207,039

Insurance — 23.21%
Allstate Corp.
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (b)	4,095,000	4,258,800
American International Group, Inc.
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (b)	1,706,000	1,914,985
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (b)	5,600,000	6,293,000
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
(5-year Treasury Constant Maturity Rate + 3.27%),
5.13%, 06/01/2048 (b)	4,000,000	4,450,000
AXA SA
(3-month USD LIBOR + 2.26%),
6.38%, 12/14/2036 (a),(b),(d)	5,431,000	7,496,138
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (b)	5,600,000	6,244,000
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 4.74%),
4.95%, 09/15/2025 (a), (b)	4,191,000	4,390,072
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.32%),
4.13%, 12/15/2051 (b),(d)	3,289,000	3,280,777

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance (continued)
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (b),(d)	$4,095,000	$4,499,116
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a), (b)	7,842,000	7,998,840
9.25%, 04/08/2068 (d)	5,971,000	8,839,700
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.65%),
2.75%, 01/21/2051 (b),(d)	5,379,000	5,271,420
(5-year Treasury Constant Maturity Rate + 2.60%),
2.90%, 09/16/2051 (b),(d)	3,070,000	3,035,882
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.04%),
3.70%, 10/01/2050 (b)	10,745,000	10,869,510
(3-month USD LIBOR + 3.92%),
5.63%, 06/15/2043 (b)	6,396,000	6,655,091
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.75%),
3.38%, 04/15/2081 (b),(d)	4,958,000	5,181,110
(3-month USD LIBOR + 4.44%),
6.50%, 09/20/2073 (b),(d)	8,221,000	8,868,404
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b),(c)	4,095,000	4,256,630
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate + 2.78%),
3.00%, 04/19/2051 (b)	1,000,000	970,966
		$104,774,441

Oil & Gas — 1.31%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate + 4.04%),
4.38%, 06/22/2025 (a),(b)	5,650,000	5,904,250

Pipelines — 5.10%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.75%, 07/15/2080 (b)	2,370,000	2,630,700
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (b)	6,136,000	6,590,932
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%, 08/16/2077 (b)	4,095,000	4,180,665
Transcanada Trust
(6-month Secured Overnight Financing Rate + 4.41%),
5.50%, 09/15/2079 (b)	8,995,000	9,602,162
		$23,004,459

REITs — 0.88%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate + 4.38%),
4.75%, 09/24/2080 (b),(d)	1,157,000	1,210,511
(5-year Treasury Constant Maturity Rate + 4.69%),
5.13%, 09/24/2080 (b),(d)	2,582,000	2,765,968
		$3,976,479

Telecommunications — 1.29%
Vodafone Group PLC
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (b)	4,819,000	5,828,473

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value
TOTAL BONDS		$437,462,705
INVESTMENT COMPANIES — 4.24%	Shares Held	Value
Money Market Funds — 4.24%
Principal Government Money Market Fund — Institutional Class 0.00% (e),(f),(g),(h)	7,334,728	$7,334,728
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (h)	11,799,845	11,799,845
TOTAL INVESTMENT COMPANIES		$19,134,573
Total Investments		$456,597,278
Other Assets and Liabilities — (1.16%)		(5,218,996)
Total Net Assets — 100.00%		$451,378,282

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $7,187,579 or 1.59% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $57,358,491 or 12.71% of net assets.
(e)	Non-income producing security.
(f)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,334,728 or 1.62% of net assets.
(g)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(h)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		75.36%
Utilities		12.93%
Energy		6.41%
Money Market Funds		4.24%
Communications		1.29%
Industrial		0.93%
Other Assets and Liabilities		(1.16)%
TOTAL NET ASSETS		100.00%

	June 30, 2021	Purchases	Sales	December 31, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$10,355,640	$33,766,495	$36,787,407	$7,334,728
	$10,355,640	$33,766,495	$36,787,407	$7,334,728

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2021 (unaudited)

PREFERRED STOCKS — 12.38%	Shares Held	Value

Banks — 5.32%
Associated Banc-Corp.; Series F
5.63%, 09/15/2025 (a)	2,070	56,842
Bank of America Corp.; Series NN
4.38%, 11/03/2025 (a)	4,380	112,040
Fulton Financial Corp.; Series A
5.13%, 01/15/2026 (a)	9,200	241,500
JPMorgan Chase & Co.; Series DD
5.75%, 12/01/2023 (a)	1,261	33,896
JPMorgan Chase & Co.; Series EE
6.00%, 03/01/2024 (a)	1,642	44,745
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (a)	17,030	480,246
Synovus Financial Corp.; Series E
(5-year Treasury Constant Maturity Rate + 4.13%),
5.88%, 07/01/2024 (a)	11,500	310,500
		$1,279,769

Insurance — 4.11%
Allstate Corp.; Series H
5.10%, 10/15/2024 (a)	11,500	311,880
American International Group, Inc.; Series A
5.85%, 03/15/2024 (a)	8,019	217,235
MetLife, Inc.; Series F
4.75%, 03/15/2025 (a)	17,250	460,230
		$989,345

Telecommunications — 2.95%
AT&T, Inc.; Series A
5.00%, 02/18/2025 (a)	11,381	305,011
AT&T, Inc.; Series C
4.75%, 12/12/2024 (a)	15,395	404,272
		$709,283
TOTAL PREFERRED STOCKS		$2,978,397
	Principal
BONDS — 86.48%	Amount	Value

Banks — 70.64%
Bank of America Corp.
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$230,000	$249,263
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	575,000	646,875
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	230,000	235,175
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	575,000	613,381
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	575,000	616,149
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	335,000	335,000
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	575,000	628,906
Comerica, Inc.
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	575,000	626,750

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Credit Agricole SA
(5-year Swap rate + 4.90%),
7.88%, 01/23/2024 (a),(b),(c)	$861,000	$941,719
Credit Suisse Group AG
(5-year Treasury Constant Maturity Rate + 4.82%),
6.38%, 08/21/2026 (a),(b),(c),(d)	384,000	413,875
(5-year Swap rate + 5.11%),
7.13%, 07/29/2022 (a),(b),(c)	500,000	512,500
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	548,000	580,195
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	438,000	435,810
HSBC Holdings PLC
(5-year Swap rate + 4.37%),
6.38%, 03/30/2025 (a),(b),(c)	861,000	929,260
Huntington Bancshares, Inc.
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	575,000	656,219
ING Groep NV
(5-year Treasury Constant Maturity Rate + 4.34%),
5.75%, 11/16/2026 (a),(b),(c)	861,000	926,651
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	110,000	109,725
Lloyds Banking Group PLC
(5-year Swap rate + 4.50%),
7.50%, 09/27/2025 (a),(b),(c)	861,000	973,114
M&T Bank Corp.
(3-month USD LIBOR + 3.52%),
5.13%, 11/01/2026 (a),(b)	247,000	264,450
Natwest Group PLC
(5-year Swap rate + 5.72%),
8.00%, 08/10/2025 (a),(b),(c)	861,000	999,836
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate + 4.11%),
6.63%, 03/26/2026 (a),(b),(c),(d)	861,000	978,311
Societe Generale SA
(5-year Swap rate + 4.98%),
7.88%, 12/18/2023 (a),(b),(c)	824,000	901,250
Standard Chartered PLC
(5-year Swap rate + 6.30%),
7.50%, 04/02/2022 (a),(b),(c)	824,000	835,330
SVB Financial Group
(5-year Treasury Constant Maturity Rate + 3.20%),
4.00%, 05/15/2026 (a),(b)	110,000	110,550
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	575,000	616,913
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	209,000	208,958
UBS Group AG
(5-year Swap rate + 4.34%),
7.00%, 01/31/2024 (a),(b),(c)	861,000	928,373
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	328,000	337,020
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	355,000	387,838
		$16,999,396

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Diversified Financial Services — 8.45%
Ally Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.87%),
4.70%, 05/15/2026 (a),(b)	$220,000	$228,250
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)	209,000	210,045
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	328,000	334,560
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	575,000	626,750
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	575,000	633,937
		$2,033,542

Electric — 4.47%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	460,000	479,550
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	575,000	596,563
		$1,076,113

Insurance — 2.92%
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)	220,000	224,400
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)	460,000	478,156
		$702,556
TOTAL BONDS		$20,811,607
INVESTMENT COMPANIES — 0.64%	Shares Held	Value

Money Market Fund — 0.64%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	154,820	$154,820
TOTAL INVESTMENT COMPANIES		$154,820
Total Investments		$23,944,824
Other Assets and Liabilities — 0.50%		119,414

Total Net Assets — 100.00%		$24,064,238

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $9,340,219 or 38.81% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,392,186 or 5.79% of net assets.
(e)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments

Principal Spectrum Tax-Advantaged Dividend Active ETF

December 31, 2021 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	91.44%
Utilities	4.47%
Communications	2.95%
Money Market Fund	0.64%
Other Assets and Liabilities	0.50%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
December 31, 2021 (unaudited)

	Principal
BONDS — 94.27%	Amount	Value

Asset-Backed Securities — 18.20%
AmeriCredit Automobile Receivables Trust 2021-1
0.28%, 06/18/2024	$111,888	$111,856
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025 (a)	52,130	52,095
CPS Auto Receivables Trust 2021-C
0.33%, 07/15/2024 (a)	134,925	134,842
GreatAmerica Leasing Receivables Funding LLC
0.27%, 06/15/2023 (a)	45,578	45,528
JFIN CLO 2017-II Ltd.
(3-month USD LIBOR +0.99%),
1.20%, 09/20/2029 (a)	250,000	249,869
Madison Park Funding Ltd.2015-18A
(3-month USD LIBOR + 0.94%),
1.06%, 10/21/2030 (a)	250,000	249,819
Navient Private Education Loan Trust 2018-BA
1.69%, 05/15/2069 (a)	114,124	114,198
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070 (a)	96,325	94,687
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023	4,351	4,351
SMB Private Education Loan Trust 2015-B
(1-month USD LIBOR + 1.20%),
1.31%, 07/15/2027 (a)	22,718	22,739
Trafigura Securitisation Finance PLC
(1-month USD LIBOR + 0.53%),
0.64%, 01/15/2025 (a)	250,000	249,306
Westlake Automobile Receivables Trust 2020-2A
0.93%, 02/15/2024 (a)	55,977	56,033
World Omni Auto Receivables Trust 2021-A
0.17%, 02/15/2024	26,159	26,149
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025	150,000	149,584
		$1,561,056

Banks — 27.26%
Bank of New York Mellon Corp.
(3-month Secured Overnight Financing Rate + 0.26%),
0.31%, 04/26/2024	250,000	249,877
Citigroup, Inc.
(3-month USD LIBOR + 1.43%),
1.60%, 09/01/2023	250,000	251,870
Fifth Third Bancorp
2.60%, 06/15/2022	279,000	281,171
Goldman Sachs Group, Inc.
(3-month Secured Overnight Financing Rate + 0.54%),
0.59%, 11/17/2023	250,000	250,023
Morgan Stanley
(3-month Secured Overnight Financing Rate + 0.70%),
0.75%, 01/20/2023	200,000	200,031
MUFG Union Bank NA
(3-month Secured Overnight Financing Rate + 0.71%),
0.76%, 12/09/2022	300,000	301,306
Royal Bank of Canada
(3-month Secured Overnight Financing Rate + 0.36%),
0.41%, 07/29/2024	250,000	250,130
Toronto-Dominion Bank
(3-month Secured Overnight Financing Rate + 0.24%),
0.29%, 01/06/2023	200,000	200,118
Truist Bank
2.45%, 08/01/2022 (b)	350,000	353,564
		$2,338,090

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Beverages — 2.28%
JDE Peet's NV
0.80%, 09/24/2024 (a)	$200,000	$195,968

Biotechnology — 2.18%
Gilead Sciences, Inc.
0.75%, 09/29/2023	188,000	187,208

Chemicals — 2.35%
Westlake Chemical Corp.
3.60%, 07/15/2022	200,000	201,637

Diversified Financial Services — 1.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(3-month Secured Overnight Financing Rate + 0.68%),
0.73%, 09/29/2023	150,000	150,026

Electric — 8.12%
Black Hills Corp.
1.04%, 08/23/2024	250,000	246,876
Dominion Energy, Inc.
(3-month USD LIBOR + 0.53%),
0.73%, 09/15/2023	150,000	149,866
Florida Power & Light Co.
(3-month Secured Overnight Financing Rate + 0.25%),
0.30%, 05/10/2023	100,000	99,711
NextEra Energy Capital Holdings, Inc.
(6-month Secured Overnight Financing Rate + 0.40%),
0.45%, 11/03/2023	200,000	200,024
		$696,477

Food — 2.87%
Nestle Holdings, Inc.
0.61%, 09/14/2024 (a)	250,000	246,418

Healthcare — Products — 2.89%
PerkinElmer, Inc.
0.55%, 09/15/2023	250,000	247,881

Healthcare — Services — 2.90%
Humana, Inc.
0.65%, 08/03/2023	250,000	248,702

Household Products/Wares — 2.87%
Avery Dennison Corp.
0.85%, 08/15/2024	250,000	246,341

Insurance — 2.92%
Metropolitan Life Global Funding I
0.90%, 06/08/2023 (a)	250,000	250,683

Miscellaneous Manufacture — 2.93%
Siemens Financieringsmaatschappij NV
(3-month Secured Overnight Financing Rate + 0.43%),
0.48%, 03/11/2024 (a)	250,000	251,009

Oil & Gas — 4.77%
Suncor Energy, Inc.
2.80%, 05/15/2023	400,000	409,212

Pipelines — 3.07%
ONEOK Partners LP
5.00%, 09/15/2023	250,000	263,270

Telecommunications — 6.91%
AT&T, Inc.
2.63%, 12/01/2022	221,000	223,777

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
December 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value
Telecommunications (continued)
NTT Finance Corp.
0.37%, 03/03/2023 (a)	$200,000	$199,168
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III
LLC
4.74%, 09/20/2029 (a)	162,500	170,008
		$592,953
TOTAL BONDS		$8,086,931
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —	Principal
2.33%	Amount	Value
Sovereign — 2.33%
U.S. Treasury Bill
0.04%, 03/10/2022 (c)	$200,000	$199,984
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$199,984
INVESTMENT COMPANIES — 3.33%	Shares Held	Value
Money Market Funds — 3.33%
Principal Government Money Market Fund — Institutional Class 0.00% (d),(e),(f),(g)	4,170	$4,170
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (g)	281,227	281,227
TOTAL INVESTMENT COMPANIES		$285,397
Total Investments		$8,572,312
Other Assets and Liabilities — 0.07%		6,213
Total Net Assets — 100.00%		$8,578,525

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,582,370 or 30.10% of net assets.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $4,081 or 0.05% of net assets.
(c)	Discount Rate.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,170 or less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	31.93%
Consumer, Non-cyclical	16.00%
Asset-Backed Securities	18.20%
Utilities	8.12%
Energy	7.84%
Communications	6.91%
Money Market Funds	3.33%
Industrial	2.92%
Basic Materials	2.35%
Government	2.33%
Other Assets and Liabilities	0.07%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
December 31, 2021 (unaudited)

	June 30, 2021		Purchases	Sales	December 31, 2021
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$—		$859,070	$854,900	$4,170
	$—		$859,070	$854,900	$4,170

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS — 99.74%	Shares Held	Value

Advertising — 0.17%
Interpublic Group of Cos., Inc.	3,852	$144,258
Omnicom Group, Inc.	1,130	82,795
		$227,053

Aerospace & Defense — 0.87%
General Dynamics Corp.	1,690	352,314
Howmet Aerospace, Inc.	2,511	79,925
L3Harris Technologies, Inc.	569	121,334
Lockheed Martin Corp.	900	319,869
Northrop Grumman Corp.	687	265,917
		$1,139,359

Agriculture — 0.53%
Altria Group, Inc.	6,587	312,158
Archer-Daniels-Midland Co.	1,845	124,704
Philip Morris International, Inc.	2,682	254,790
		$691,652

Airlines — 0.05%
American Airlines Group, Inc. (a)	3,871	69,523

Apparel — 0.77%
NIKE, Inc., Class B	3,223	537,177
PVH Corp.	687	73,269
Ralph Lauren Corp.	634	75,357
Tapestry, Inc.	3,479	141,247
Under Armour, Inc., Class A (a)	3,354	71,071
Under Armour, Inc., Class C (a)	6,740	121,590
		$1,019,711

Auto Manufacturers — 2.70%
Cummins, Inc.	845	184,328
Ford Motor Co.	8,762	181,987
General Motors Co. (a)	5,094	298,661
PACCAR, Inc.	1,284	113,326
Tesla, Inc. (a)	2,634	2,783,559
		$3,561,861

Auto Parts & Equipment — 0.09%
Aptiv PLC (a)	702	115,795

Banks — 4.20%
Bank of America Corp.	10,199	453,754
Bank of New York Mellon Corp.	2,086	121,155
Citigroup, Inc.	2,923	176,520
Citizens Financial Group, Inc.	1,928	91,098
Comerica, Inc.	1,010	87,870
Fifth Third Bancorp	4,236	184,478
First Republic Bank	951	196,391
Goldman Sachs Group, Inc.	947	362,275
Huntington Bancshares, Inc.	5,932	91,472
JPMorgan Chase & Co.	9,734	1,541,379
KeyCorp	7,513	173,776
Morgan Stanley	3,965	389,204
Northern Trust Corp.	822	98,319
PNC Financial Services Group, Inc.	768	153,999
Regions Financial Corp.	7,660	166,988
State Street Corp.	1,127	104,811
SVB Financial Group (a)	304	206,185
Truist Financial Corp.	4,664	273,077
U.S. Bancorp	4,607	258,775
Wells Fargo & Co.	5,400	259,092

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Zions Bancorp NA	2,315	$146,215
		$5,536,833

Beverages — 1.45%
Brown-Forman Corp., Class B	2,137	155,702
Coca-Cola Co.	10,968	649,415
Constellation Brands, Inc., Class A	933	234,155
Monster Beverage Corp. (a)	2,117	203,317
PepsiCo, Inc.	3,865	671,389
		$1,913,978

Biotechnology — 1.16%
Amgen, Inc.	1,833	412,370
Bio-Rad Laboratories, Inc., Class A (a)	193	145,825
Corteva, Inc.	2,319	109,642
Gilead Sciences, Inc.	2,562	186,027
Illumina, Inc. (a)	302	114,893
Moderna, Inc. (a)	1,142	290,045
Regeneron Pharmaceuticals, Inc. (a)	416	262,713
		$1,521,515

Building Materials — 0.74%
Carrier Global Corp.	3,894	211,211
Fortune Brands Home & Security, Inc.	681	72,799
Johnson Controls International PLC	3,435	279,300
Martin Marietta Materials, Inc.	454	199,996
Masco Corp.	1,505	105,681
Vulcan Materials Co.	499	103,582
		$972,569

Chemicals — 1.27%
Air Products & Chemicals, Inc.	545	165,822
Albemarle Corp.	400	93,508
Celanese Corp.	445	74,787
Ecolab, Inc.	619	145,211
FMC Corp.	876	96,264
Linde PLC	1,546	535,581
Mosaic Co.	2,280	89,581
PPG Industries, Inc.	776	133,813
Sherwin-Williams Co.	954	335,960
		$1,670,527

Commercial Services — 2.68%
Automatic Data Processing, Inc.	2,323	572,805
Cintas Corp.	497	220,255
Equifax, Inc.	674	197,340
FleetCor Technologies, Inc. (a)	271	60,661
Gartner, Inc. (a)	525	175,518
Global Payments, Inc.	600	81,108
IHS Markit Ltd.	2,774	368,720
MarketAxess Holdings, Inc.	151	62,102
Moody's Corp.	688	268,719
Nielsen Holdings PLC	3,765	77,220
PayPal Holdings, Inc. (a)	2,908	548,391
Quanta Services, Inc.	705	80,835
Robert Half International, Inc.	781	87,097
Rollins, Inc.	1,566	53,573
S&P Global, Inc.	804	379,432
United Rentals, Inc. (a)	261	86,728
Verisk Analytics, Inc.	931	212,948
		$3,533,452

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers — 8.71%
Accenture PLC, Class A	2,617	$1,084,877
Apple, Inc.	50,839	9,027,481
Cognizant Technology Solutions Corp., Class A	2,716	240,964
DXC Technology Co. (a)	2,174	69,981
Fortinet, Inc. (a)	644	231,454
Hewlett Packard Enterprise Co.	6,333	99,871
HP, Inc.	3,602	135,687
International Business Machines Corp.	1,654	221,074
Kyndryl Holdings, Inc. (a)	324	5,864
Leidos Holdings, Inc.	690	61,341
NetApp, Inc.	960	88,310
Seagate Technology Holdings PLC	1,002	113,206
Western Digital Corp. (a)	1,483	96,707
		$11,476,817

Distribution/Wholesale — 0.74%
Copart, Inc. (a)	1,290	195,590
Fastenal Co.	3,491	223,634
LKQ Corp.	2,809	168,624
Pool Corp.	327	185,082
WW Grainger, Inc.	397	205,741
		$978,671

Diversified Financial Services — 3.80%
American Express Co.	1,933	316,239
Ameriprise Financial, Inc.	364	109,804
BlackRock, Inc.	675	618,003
Capital One Financial Corp.	1,583	229,677
Cboe Global Markets, Inc.	654	85,282
Charles Schwab Corp.	4,510	379,291
CME Group, Inc.	810	185,053
Discover Financial Services	1,495	172,762
Franklin Resources, Inc.	2,438	81,649
Intercontinental Exchange, Inc.	2,261	309,237
Invesco Ltd.	3,062	70,487
Mastercard, Inc., Class A	1,142	410,343
Nasdaq, Inc.	1,318	276,793
Raymond James Financial, Inc.	1,656	166,262
Synchrony Financial	3,484	161,623
T Rowe Price Group, Inc.	1,604	315,411
Visa, Inc., Class A	4,821	1,044,759
Western Union Co.	3,872	69,076
		$5,001,751

Electric — 2.67%
Alliant Energy Corp.	1,510	92,820
Ameren Corp.	1,130	100,581
American Electric Power Co., Inc.	1,466	130,430
CenterPoint Energy, Inc.	6,798	189,732
CMS Energy Corp.	2,589	168,415
Consolidated Edison, Inc.	1,380	117,742
Dominion Energy, Inc.	1,960	153,978
DTE Energy Co.	847	101,250
Duke Energy Corp.	1,687	176,966
Edison International	1,664	113,568
Entergy Corp.	917	103,300
Evergy, Inc.	3,681	252,553
Eversource Energy	1,258	114,453
Exelon Corp.	4,940	285,334
FirstEnergy Corp.	4,915	204,415
NextEra Energy, Inc.	3,361	313,783

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric (continued)
NRG Energy, Inc.	1,830	$78,836
Pinnacle West Capital Corp.	1,071	75,602
PPL Corp.	3,354	100,821
Public Service Enterprise Group, Inc.	1,767	117,912
Sempra Energy	938	124,079
Southern Co.	2,425	166,307
WEC Energy Group, Inc.	1,148	111,436
Xcel Energy, Inc.	1,771	119,897
		$3,514,210

Electrical Components & Equipment — 0.54%
AMETEK, Inc.	1,431	210,414
Emerson Electric Co.	3,852	358,121
Generac Holdings, Inc. (a)	386	135,841
		$704,376

Electronics — 2.08%
Agilent Technologies, Inc.	2,045	326,484
Allegion PLC	1,045	138,400
Amphenol Corp., Class A	2,877	251,622
Fortive Corp.	1,382	105,433
Garmin Ltd.	1,576	214,604
Honeywell International, Inc.	1,198	249,795
Keysight Technologies, Inc. (a)	1,627	335,992
Mettler-Toledo International, Inc. (a)	194	329,259
TE Connectivity Ltd.	2,345	378,342
Trimble, Inc. (a)	1,805	157,378
Waters Corp. (a)	663	247,034
		$2,734,343

Energy — Alternate Sources — 0.08%
Enphase Energy, Inc. (a)	561	102,629

Engineering & Construction — 0.19%
Jacobs Engineering Group, Inc.	1,797	250,196

Entertainment — 0.14%
Caesars Entertainment, Inc. (a)	815	76,227
Live Nation Entertainment, Inc. (a)	859	102,814
		$179,041

Environmental Control — 0.41%
Pentair PLC	2,132	155,700
Republic Services, Inc.	810	112,954
Waste Management, Inc.	1,644	274,384
		$543,038

Food — 1.25%
Campbell Soup Co.	1,864	81,009
Conagra Brands, Inc.	4,641	158,490
General Mills, Inc.	3,319	223,634
Hershey Co.	1,012	195,792
Hormel Foods Corp.	2,026	98,889
J M Smucker Co.	699	94,938
Kellogg Co.	1,404	90,446
Kraft Heinz Co.	2,727	97,899
Kroger Co.	2,348	106,271
McCormick & Co., Inc.	1,963	189,645
Mondelez International, Inc., Class A	2,917	193,426
Tyson Foods, Inc., Class A	1,266	110,345
		$1,640,784

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Forest Products & Paper — 0.12%
International Paper Co.	3,253	$152,826
Sylvamo Corp. (a)	299	8,339
		$161,165

Gas — 0.14%
Atmos Energy Corp.	937	98,169
NiSource, Inc.	3,319	91,638
		$189,807

Hand/Machine Tools — 0.25%
Snap-on, Inc.	658	141,720
Stanley Black & Decker, Inc.	1,009	190,318
		$332,038

Healthcare — Products — 4.26%
Abbott Laboratories	5,024	707,078
Align Technology, Inc. (a)	310	203,726
Baxter International, Inc.	1,483	127,301
Bio-Techne Corp.	161	83,292
Boston Scientific Corp. (a)	3,332	141,543
Cooper Cos., Inc.	384	160,873
Danaher Corp.	2,613	859,703
Edwards Lifesciences Corp. (a)	3,546	459,384
Hologic, Inc. (a)	897	68,674
IDEXX Laboratories, Inc. (a)	335	220,584
Intuitive Surgical, Inc. (a)	1,037	372,594
Medtronic PLC	2,246	232,349
PerkinElmer, Inc.	860	172,912
ResMed, Inc.	1,131	294,603
STERIS PLC	431	104,910
Stryker Corp.	1,183	316,358
Teleflex, Inc.	174	57,155
Thermo Fisher Scientific, Inc.	1,082	721,954
West Pharmaceutical Services, Inc.	649	304,387
		$5,609,380

Healthcare — Services — 2.99%
Anthem, Inc.	779	361,098
Catalent, Inc. (a)	1,166	149,283
Charles River Laboratories International, Inc. (a)	575	216,648
DaVita, Inc. (a)	1,259	143,224
HCA Healthcare, Inc.	947	243,303
Humana, Inc.	331	153,538
IQVIA Holdings, Inc. (a)	1,317	371,578
Laboratory Corp. of America Holdings (a)	945	296,928
Quest Diagnostics, Inc.	1,054	182,353
UnitedHealth Group, Inc.	3,529	1,772,052
Universal Health Services, Inc., Class B	418	54,198
		$3,944,203

Home Builders — 0.26%
DR Horton, Inc.	892	96,737
Lennar Corp., Class A	764	88,746
NVR, Inc. (a)	13	76,815
PulteGroup, Inc.	1,328	75,909
		$338,207

Home Furnishings — 0.09%
Leggett & Platt, Inc.	1,231	50,668
Whirlpool Corp.	308	72,275
		$122,943

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Household Products — 1.43%
Colgate-Palmolive Co.	3,441	$293,655
Estee Lauder Cos., Inc., Class A	1,316	487,183
Procter & Gamble Co.	6,740	1,102,529
		$1,883,367

Household Products/Wares — 0.57%
Avery Dennison Corp.	1,123	243,208
Church & Dwight Co., Inc.	1,965	201,412
Clorox Co.	1,003	174,883
Kimberly-Clark Corp.	943	134,774
		$754,277

Housewares — 0.05%
Newell Brands, Inc.	3,187	69,604

Insurance — 4.31%
Aflac, Inc.	5,541	323,539
Allstate Corp.	2,377	279,654
American International Group, Inc.	2,072	117,814
Aon PLC	1,348	405,155
Arthur J Gallagher & Co.	1,235	209,542
Assurant, Inc.	507	79,021
Berkshire Hathaway, Inc., Class B (a)	5,421	1,620,879
Brown & Brown, Inc.	2,584	181,604
Chubb Ltd.	2,465	476,509
Cincinnati Financial Corp.	1,317	150,046
Everest Re Group Ltd.	232	63,549
Globe Life, Inc.	1,537	144,048
Hartford Financial Services Group, Inc.	1,326	91,547
Lincoln National Corp.	1,178	80,410
Loews Corp.	1,485	85,774
Marsh & McLennan Cos., Inc.	1,883	327,303
MetLife, Inc.	1,814	113,357
Progressive Corp.	2,607	267,609
Prudential Financial, Inc.	1,038	112,353
Travelers Cos., Inc.	1,996	312,234
Willis Towers Watson PLC	340	80,747
WR Berkley Corp.	1,939	159,754
		$5,682,448

Internet — 11.08%
Alphabet, Inc., Class A (a)	975	2,824,614
Alphabet, Inc., Class C (a)	911	2,636,060
Amazon.com, Inc. (a)	1,414	4,714,757
CDW Corp.	1,420	290,788
eBay, Inc.	1,556	103,474
Etsy, Inc. (a)	783	171,430
Expedia Group, Inc. (a)	547	98,854
F5 Networks, Inc. (a)	398	97,394
Meta Platforms, Inc., Class A (a)	7,741	2,603,685
Netflix, Inc. (a)	1,445	870,526
Twitter, Inc. (a)	1,787	77,234
VeriSign, Inc. (a)	435	110,412
		$14,599,228

Iron & Steel — 0.08%
Nucor Corp.	964	110,041

Leisure Time — 0.10%
Carnival Corp. (a)	3,520	70,822
Norwegian Cruise Line Holdings Ltd. (a)	2,851	59,130
		$129,952

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Lodging — 0.07%
MGM Resorts International	1,908	$85,631

Machinery — Diversified — 1.15%
Deere & Co.	885	303,458
Dover Corp.	1,148	208,477
IDEX Corp.	712	168,260
Ingersoll Rand, Inc.	1,662	102,828
Otis Worldwide Corp.	2,544	221,506
Rockwell Automation, Inc.	983	342,919
Xylem, Inc.	1,417	169,927
		$1,517,375

Media — 0.66%
Charter Communications, Inc., Class A (a)	253	164,949
Comcast Corp., Class A	7,116	358,148
Fox Corp., Class A	1,628	60,073
Fox Corp., Class B	1,562	53,530
News Corp., Class A	3,215	71,727
ViacomCBS, Inc., Class B	1,852	55,893
Walt Disney Co. (a)	692	107,184
		$871,504

Mining — 0.11%
Freeport-McMoRan, Inc.	3,537	147,599

Miscellaneous Manufacture — 1.23%
3M Co.	1,947	345,846
AO Smith Corp.	914	78,467
Eaton Corp. PLC	1,760	304,163
General Electric Co.	1,721	162,583
Illinois Tool Works, Inc.	1,188	293,198
Parker-Hannifin Corp.	304	96,708
Textron, Inc.	1,169	90,247
Trane Technologies PLC	1,263	255,164
		$1,626,376

Office & Business Equipment — 0.14%
Zebra Technologies Corp. (a)	309	183,917

Oil & Gas — 1.03%
ConocoPhillips	2,362	170,489
Devon Energy Corp.	2,690	118,494
Diamondback Energy, Inc.	942	101,595
EOG Resources, Inc.	1,449	128,715
Exxon Mobil Corp.	5,289	323,634
Hess Corp.	1,173	86,837
Marathon Oil Corp.	6,106	100,261
Marathon Petroleum Corp.	1,717	109,871
Occidental Petroleum Corp.	3,293	95,464
Pioneer Natural Resources Co.	650	118,222
		$1,353,582

Oil & Gas Services — 0.08%
Schlumberger NV	3,705	110,965

Packaging & Containers — 0.47%
Amcor PLC	13,468	161,751
Ball Corp.	2,001	192,636
Packaging Corp. of America	586	79,784
Sealed Air Corp.	2,707	182,641
		$616,812

Pharmaceuticals — 4.09%
AbbVie, Inc.	5,091	689,321

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
AmerisourceBergen Corp.	746	$99,136
Becton Dickinson & Co.	1,115	280,400
Bristol-Myers Squibb Co.	3,977	247,966
Cardinal Health, Inc.	1,263	65,032
Cigna Corp.	584	134,104
CVS Health Corp.	4,582	472,679
Eli Lilly & Co.	1,055	291,412
Johnson & Johnson	7,627	1,304,751
McKesson Corp.	532	132,239
Merck & Co., Inc.	4,190	321,122
Pfizer, Inc.	15,931	940,726
Zoetis, Inc.	1,648	402,161
		$5,381,049

Pipelines — 0.07%
ONEOK, Inc.	1,610	94,604

Real Estate — 0.09%
CBRE Group, Inc., Class A (a)	1,038	112,633

REITs — 3.22%
Alexandria Real Estate Equities, Inc.	912	203,339
American Tower Corp.	1,434	419,445
AvalonBay Communities, Inc.	910	229,857
Crown Castle International Corp.	1,612	336,489
Digital Realty Trust, Inc.	796	140,789
Duke Realty Corp.	3,590	235,648
Equinix, Inc.	197	166,630
Equity Residential	1,147	103,803
Essex Property Trust, Inc.	267	94,045
Extra Space Storage, Inc.	1,484	336,467
Federal Realty Investment Trust	635	86,563
Healthpeak Properties, Inc.	2,652	95,711
Iron Mountain, Inc.	3,207	167,822
Kimco Realty Corp.	3,697	91,131
Mid-America Apartment Communities, Inc.	965	221,410
Orion Office REIT, Inc. (a)	172	3,211
Prologis, Inc.	1,480	249,173
Public Storage	1,102	412,765
Realty Income Corp.	1,506	107,815
Regency Centers Corp.	1,132	85,296
SBA Communications Corp.	327	127,210
Simon Property Group, Inc.	820	131,011
UDR, Inc.	1,525	91,485
Welltower, Inc.	1,202	103,096
		$4,240,211

Retail — 5.01%
Advance Auto Parts, Inc.	406	97,391
AutoZone, Inc. (a)	116	243,181
Bath & Body Works, Inc.	1,263	88,145
Best Buy Co., Inc.	689	70,002
CarMax, Inc. (a)	507	66,027
Chipotle Mexican Grill, Inc. (a)	119	208,042
Costco Wholesale Corp.	1,835	1,041,729
Darden Restaurants, Inc.	554	83,455
Dollar General Corp.	1,071	252,574
Domino's Pizza, Inc.	313	176,635
Gap, Inc.	3,021	53,321
Genuine Parts Co.	1,281	179,596
Home Depot, Inc.	2,998	1,244,200
Lowe's Cos., Inc.	931	240,645
McDonald's Corp.	1,232	330,262
O'Reilly Automotive, Inc. (a)	343	242,237

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Starbucks Corp.	2,114	$247,275
Target Corp.	2,362	546,661
Tractor Supply Co.	780	186,108
Ulta Beauty, Inc. (a)	413	170,296
Walmart, Inc.	4,045	585,271
Yum! Brands, Inc.	1,753	243,422
		$6,596,475

Savings & Loans — 0.06%
People's United Financial, Inc.	4,502	80,226

Semiconductors — 5.00%
Advanced Micro Devices, Inc. (a)	3,465	498,613
Analog Devices, Inc.	1,707	300,039
Applied Materials, Inc.	2,603	409,608
Broadcom, Inc.	507	337,363
Intel Corp.	4,873	250,960
KLA Corp.	612	263,227
Lam Research Corp.	472	339,439
Microchip Technology, Inc.	1,352	117,705
Monolithic Power Systems, Inc.	322	158,852
NVIDIA Corp.	8,090	2,379,350
NXP Semiconductors NV	574	130,746
Qorvo, Inc. (a)	508	79,446
QUALCOMM, Inc.	1,472	269,185
Skyworks Solutions, Inc.	450	69,813
Teradyne, Inc.	1,313	214,715
Texas Instruments, Inc.	2,687	506,419
Xilinx, Inc.	1,227	260,161
		$6,585,641

Shipbuilding — 0.10%
Huntington Ingalls Industries, Inc.	692	129,224

Software — 10.36%
Activision Blizzard, Inc.	1,423	94,672
Adobe, Inc. (a)	1,284	728,105
Akamai Technologies, Inc. (a)	1,451	169,825
ANSYS, Inc. (a)	233	93,461
Autodesk, Inc. (a)	444	124,848
Broadridge Financial Solutions, Inc.	958	175,142
Cadence Design Systems, Inc. (a)	1,259	234,615
Ceridian HCM Holding, Inc. (a)	731	76,360
Cerner Corp.	2,281	211,836
Electronic Arts, Inc.	891	117,523
Fidelity National Information Services, Inc.	1,345	146,807
Fiserv, Inc. (a)	1,382	143,438
Intuit, Inc.	735	472,767
Jack Henry & Associates, Inc.	868	144,947
Microsoft Corp.	24,327	8,181,657
MSCI, Inc.	552	338,205
Oracle Corp.	7,516	655,470
Paychex, Inc.	2,717	370,870
Paycom Software, Inc. (a)	316	131,200
PTC, Inc. (a)	651	78,869
Roper Technologies, Inc.	499	245,438
salesforce.com, Inc. (a)	1,125	285,896
Synopsys, Inc. (a)	666	245,421
Take-Two Interactive Software, Inc. (a)	457	81,218
Tyler Technologies, Inc. (a)	181	97,369
		$13,645,959

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Telecommunications — 2.01%
Arista Networks, Inc. (a)	1,760	$253,000
AT&T, Inc.	11,691	287,598
Cisco Systems, Inc.	17,078	1,082,233
Corning, Inc.	4,864	181,087
Juniper Networks, Inc.	2,816	100,559
Motorola Solutions, Inc.	951	258,387
T-Mobile US, Inc. (a)	1,270	147,295
Verizon Communications, Inc.	6,590	342,416
		$2,652,575

Textiles — 0.06%
Mohawk Industries, Inc. (a)	418	76,151
Transportation — 1.56%
CH Robinson Worldwide, Inc.	937	100,849
CSX Corp.	5,132	192,963
Expeditors International of Washington, Inc.	1,322	177,531
FedEx Corp.	461	119,233
JB Hunt Transport Services, Inc.	877	179,259
Norfolk Southern Corp.	587	174,756
Old Dominion Freight Line, Inc.	925	331,501
Union Pacific Corp.	1,173	295,514
United Parcel Service, Inc., Class B	2,278	488,267
		$2,059,873

Water — 0.15%
American Water Works Co., Inc.	1,069	201,891
TOTAL COMMON STOCKS		$131,396,617
INVESTMENT COMPANIES — 0.39%	Shares Held	Value
Money Market Fund — 0.39%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)	514,794	$514,794
TOTAL INVESTMENT COMPANIES		$514,794
Total Investments		$131,911,411
Other Assets and Liabilities — (0.13)%		(170,766)
Total Net Assets — 100.00%		$131,740,645

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Technology	24.21%
Consumer, Non-cyclical	20.59%
Financial	15.68%
Communications	13.93%
Consumer, Cyclical	10.13%
Industrial	9.40%
Utilities	2.96%
Basic Materials	1.58%
Energy	1.26%
Money Market Fund	0.39%
Other Assets and Liabilities	(0.13)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap ETF
December 31, 2021 (unaudited)

COMMON STOCKS — 99.80%	Shares Held	Value
Auto Manufacturers — 1.56%
Tesla, Inc. (a)	27,554	$29,118,516
Banks — 4.37%
Bank of America Corp.	504,594	22,449,387
JPMorgan Chase & Co.	233,677	37,002,753
Wells Fargo & Co.	461,593	22,147,232
		$81,599,372

Beverages — 6.74%
Coca-Cola Co.	1,049,852	62,161,737
PepsiCo, Inc.	366,250	63,621,287
		$125,783,024

Commercial Services — 0.83%
PayPal Holdings, Inc. (a)	82,475	15,553,135
Computers — 9.32%
Accenture PLC, Class A	119,404	49,498,928
Apple, Inc.	700,443	124,377,664
		$173,876,592

Diversified Financial Services — 4.12%
Mastercard, Inc., Class A	110,065	39,548,556
Visa, Inc., Class A	171,721	37,213,658
		$76,762,214

Healthcare — Products — 7.04%
Abbott Laboratories	323,318	45,503,776
Danaher Corp.	125,428	41,267,066
Thermo Fisher Scientific, Inc.	66,847	44,602,992
		$131,373,834

Healthcare — Services — 2.63%
UnitedHealth Group, Inc.	97,763	49,090,713
Household Products — 3.46%
Procter & Gamble Co.	394,055	64,459,517
Insurance — 3.23%
Berkshire Hathaway, Inc., Class B (a)	201,818	60,343,582
Internet — 7.45%
Alphabet, Inc., Class A (a)	14,323	41,494,304
Amazon.com, Inc. (a)	11,622	38,751,699
Meta Platforms, Inc., Class A (a)	62,709	21,092,172
Netflix, Inc. (a)	62,554	37,685,032
		$139,023,207

Media — 3.72%
Comcast Corp., Class A	683,526	34,401,864
Walt Disney Co. (a)	226,150	35,028,373
		$69,430,237

Oil & Gas — 2.52%
Chevron Corp.	211,219	24,786,550
Exxon Mobil Corp.	364,216	22,286,377
		$47,072,927

Pharmaceuticals — 11.81%
AbbVie, Inc.	354,111	47,946,630
Eli Lilly & Co.	165,306	45,660,823
Johnson & Johnson	341,062	58,345,476
Merck & Co., Inc.	509,481	39,046,624

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals (continued)
Pfizer, Inc.	495,365	$29,251,303
		$220,250,856

Retail — 8.24%
Costco Wholesale Corp.	85,006	48,257,906
Home Depot, Inc.	116,363	48,291,809
Walmart, Inc.	395,165	57,176,424
		$153,726,139

Semiconductors — 6.41%
Broadcom, Inc.	78,783	52,422,996
Intel Corp.	717,817	36,967,575
NVIDIA Corp.	102,871	30,255,390
		$119,645,961

Software — 8.44%
Adobe, Inc. (a)	66,514	37,717,429
Microsoft Corp.	135,481	45,564,970
Oracle Corp.	438,191	38,214,637
salesforce.com, Inc. (a)	141,136	35,866,892
		$157,363,928

Telecommunications — 7.91%
AT&T, Inc.	2,038,763	50,153,570
Cisco Systems, Inc.	701,674	44,465,081
Verizon Communications, Inc.	1,019,670	52,982,053
		$147,600,704
TOTAL COMMON STOCKS		$1,862,074,458
INVESTMENT COMPANIES — 0.23%	Shares Held	Value
Money Market Fund — 0.23%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)	4,266,564	$4,266,564
TOTAL INVESTMENT COMPANIES		$4,266,564
Total Investments		$1,866,341,022
Other Assets and Liabilities — (0.03)%		(640,142)
Total Net Assets — 100.00%		$1,865,700,880

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	32.51%
Technology	24.17%
Communications	19.08%
Financial	11.72%
Consumer, Cyclical	9.80%
Energy	2.52%
Money Market Fund	0.23%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS — 99.75%	Shares Held	Value

Aerospace & Defense — 1.09%
AAR Corp. (a)	162	$6,323
Aerojet Rocketdyne Holdings, Inc.	513	23,988
AeroVironment, Inc. (a)	81	5,025
Barnes Group, Inc.	223	10,390
Moog, Inc., Class A	128	10,364
National Presto Industries, Inc.	70	5,742
Park Aerospace Corp.	392	5,174
Triumph Group, Inc. (a)	297	5,503
		$72,509

Agriculture — 0.71%
Andersons, Inc.	341	13,200
Fresh Del Monte Produce, Inc.	408	11,261
Universal Corp.	161	8,842
Vector Group Ltd.	1,211	13,902
		$47,205

Apparel — 0.94%
Fossil Group, Inc. (a)	339	3,488
Kontoor Brands, Inc.	302	15,478
Oxford Industries, Inc.	131	13,299
Steven Madden Ltd.	440	20,447
Wolverine World Wide, Inc.	342	9,853
		$62,565

Auto Manufacturers — 0.13%
Wabash National Corp.	437	8,530

Auto Parts & Equipment — 1.51%
Dorman Products, Inc. (a)	202	22,828
Gentherm, Inc. (a)	336	29,198
Methode Electronics, Inc.	499	24,536
Motorcar Parts of America, Inc. (a)	207	3,534
Standard Motor Products, Inc.	273	14,303
Titan International, Inc. (a)	543	5,951
		$100,350

Banks — 14.71%
Allegiance Bancshares, Inc.	304	12,832
Ameris Bancorp	379	18,829
BancFirst Corp.	221	15,594
Bancorp, Inc. (a)	487	12,326
BankUnited, Inc.	502	21,240
Banner Corp.	254	15,410
Cadence Bank	537	15,997
Central Pacific Financial Corp.	375	10,564
City Holding Co.	173	14,150
Columbia Banking System, Inc.	226	7,395
Community Bank System, Inc.	349	25,994
Customers Bancorp, Inc. (a)	265	17,323
CVB Financial Corp.	962	20,596
Dime Community Bancshares, Inc.	337	11,849
Eagle Bancorp, Inc.	396	23,103
FB Financial Corp.	344	15,074
First BanCorp	1,299	17,900
First Bancorp/Southern Pines	451	20,620
First Commonwealth Financial Corp.	1,465	23,572
First Financial Bancorp	648	15,798
First Hawaiian, Inc.	710	19,404
First Midwest Bancorp, Inc.	1,324	27,116
Flagstar Bancorp, Inc.	542	25,984
Great Western Bancorp, Inc.	417	14,161
Hanmi Financial Corp.	470	11,130

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Heritage Financial Corp.	482	$11,780
Hilltop Holdings, Inc.	717	25,195
HomeStreet, Inc.	302	15,704
Hope Bancorp, Inc.	937	13,783
Independent Bank Corp.	248	20,219
Independent Bank Group, Inc.	389	28,066
Lakeland Financial Corp.	326	26,126
Meta Financial Group, Inc.	248	14,796
National Bank Holdings Corp., Class A	347	15,247
NBT Bancorp, Inc.	422	16,255
OFG Bancorp	465	12,350
Old National Bancorp	1,204	21,816
Park National Corp.	127	17,438
Preferred Bank	261	18,737
Renasant Corp.	677	25,692
S&T Bancorp, Inc.	385	12,135
Seacoast Banking Corp. of Florida	410	14,510
ServisFirst Bancshares, Inc.	441	37,459
Simmons First National Corp., Class A	1,042	30,822
Southside Bancshares, Inc.	361	15,097
Tompkins Financial Corp.	157	13,122
Triumph Bancorp, Inc. (a)	163	19,410
TrustCo Bank Corp.	202	6,729
Trustmark Corp.	526	17,074
United Community Banks, Inc.	898	32,274
Veritex Holdings, Inc.	605	24,067
Walker & Dunlop, Inc.	163	24,593
Westamerica BanCorp	261	15,068
		$979,525

Beverages — 1.04%
Celsius Holdings, Inc. (a)	103	7,681
Coca-Cola Consolidated, Inc.	57	35,294
MGP Ingredients, Inc.	252	21,417
National Beverage Corp.	107	4,850
		$69,242

Biotechnology — 0.47%
Innoviva, Inc. (a)	764	13,179
Myriad Genetics, Inc. (a)	236	6,513
Organogenesis Holdings, Inc. (a)	653	6,034
Vericel Corp. (a)	149	5,856
		$31,582

Building Materials — 1.96%
AAON, Inc.	293	23,273
Apogee Enterprises, Inc.	135	6,500
Boise Cascade Co.	135	9,612
Gibraltar Industries, Inc. (a)	148	9,869
Griffon Corp.	232	6,607
Patrick Industries, Inc.	167	13,475
PGT Innovations, Inc. (a)	670	15,068
SPX Corp. (a)	197	11,757
UFP Industries, Inc.	375	34,504
		$130,665

Chemicals — 3.06%
AdvanSix, Inc.	281	13,277
American Vanguard Corp.	381	6,245
Balchem Corp.	110	18,546
Ferro Corp. (a)	748	16,329
GCP Applied Technologies, Inc. (a)	345	10,923

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Hawkins, Inc.	134	$5,286
HB Fuller Co.	343	27,783
Innospec, Inc.	115	10,389
Koppers Holdings, Inc. (a)	150	4,695
Kraton Corp. (a)	137	6,346
Quaker Chemical Corp.	89	20,539
Rogers Corp. (a)	102	27,846
Stepan Co.	162	20,135
Trinseo PLC	134	7,030
Unifi, Inc. (a)	357	8,264
		$203,633

Coal — 0.13%
CONSOL Energy, Inc. (a)	191	4,338
SunCoke Energy, Inc.	690	4,547
		$8,885

Commercial Services — 4.34%
ABM Industries, Inc.	468	19,118
Adtalem Global Education, Inc. (a)	245	7,242
Alarm.com Holdings, Inc. (a)	294	24,934
AMN Healthcare Services, Inc. (a)	384	46,975
CorVel Corp. (a)	117	24,336
Cross Country Healthcare, Inc. (a)	220	6,107
Deluxe Corp.	171	5,491
EVERTEC, Inc.	428	21,392
Forrester Research, Inc. (a)	211	12,392
Green Dot Corp., Class A (a)	226	8,190
Heidrick & Struggles International, Inc.	270	11,807
Korn Ferry	486	36,805
Medifast, Inc.	38	7,958
Monro, Inc.	158	9,207
Perdoceo Education Corp. (a)	624	7,338
Rent-A-Center, Inc.	329	15,805
Resources Connection, Inc.	386	6,886
Strategic Education, Inc.	121	6,999
TrueBlue, Inc. (a)	188	5,202
Viad Corp. (a)	109	4,664
		$288,848

Computers — 1.67%
3D Systems Corp. (a)	337	7,259
ExlService Holdings, Inc. (a)	293	42,418
Insight Enterprises, Inc. (a)	333	35,498
TTEC Holdings, Inc.	228	20,645
Unisys Corp. (a)	254	5,225
		$111,045

Distribution/Wholesale — 0.58%
G-III Apparel Group Ltd. (a)	386	10,669
Resideo Technologies, Inc. (a)	785	20,434
Veritiv Corp. (a)	60	7,354
		$38,457

Diversified Financial Services — 3.18%
B Riley Financial, Inc.	172	15,284
Blucora, Inc. (a)	302	5,231
Brightsphere Investment Group, Inc.	553	14,157
Encore Capital Group, Inc. (a)	291	18,074
Enova International, Inc. (a)	339	13,885
EZCORP, Inc., Class A (a)	760	5,601
Greenhill & Co., Inc.	259	4,644

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Mr Cooper Group, Inc. (a)	797	$33,163
Piper Sandler Cos.	166	29,633
PRA Group, Inc. (a)	397	19,933
StoneX Group, Inc. (a)	197	12,066
Virtus Investment Partners, Inc.	79	23,471
WisdomTree Investments, Inc.	750	4,590
World Acceptance Corp. (a)	48	11,781
		$211,513

Electric — 0.36%
Avista Corp.	291	12,365
Unitil Corp.	246	11,313
		$23,678

Electrical Components & Equipment — 0.77%
Encore Wire Corp.	245	35,059
Insteel Industries, Inc.	255	10,152
Powell Industries, Inc.	211	6,222
		$51,433

Electronics — 2.63%
Advanced Energy Industries, Inc.	103	9,379
Badger Meter, Inc.	284	30,263
Benchmark Electronics, Inc.	260	7,046
Brady Corp., Class A	368	19,835
Comtech Telecommunications Corp.	174	4,122
FARO Technologies, Inc. (a)	114	7,982
Knowles Corp. (a)	476	11,115
Mesa Laboratories, Inc.	27	8,859
OSI Systems, Inc. (a)	87	8,108
Plexus Corp. (a)	211	20,233
Sanmina Corp. (a)	487	20,191
TTM Technologies, Inc. (a)	646	9,625
Vicor Corp. (a)	146	18,539
		$175,297

Energy — Alternate Sources — 0.10%
Green Plains, Inc. (a)	200	6,952

Engineering & Construction — 1.74%
Arcosa, Inc.	212	11,172
Comfort Systems USA, Inc.	263	26,021
Exponent, Inc.	412	48,093
Granite Construction, Inc.	167	6,463
MYR Group, Inc. (a)	218	24,100
		$115,849

Entertainment — 0.08%
Monarch Casino & Resort, Inc. (a)	75	5,546

Environmental Control — 0.10%
U.S. Ecology, Inc. (a)	216	6,899

Food — 1.34%
B&G Foods, Inc.	229	7,037
Cal-Maine Foods, Inc.	220	8,138
Calavo Growers, Inc.	163	6,911
Chefs' Warehouse, Inc. (a)	163	5,428
J & J Snack Foods Corp.	65	10,267
John B Sanfilippo & Son, Inc.	82	7,393
Simply Good Foods Co. (a)	585	24,319
TreeHouse Foods, Inc. (a)	260	10,538

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
United Natural Foods, Inc. (a)	193	$9,472
		$89,503

Food Service — 0.17%
Healthcare Services Group, Inc.	647	11,510

Forest Products & Paper — 0.44%
Glatfelter Corp.	434	7,465
Mercer International, Inc.	703	8,429
Neenah, Inc.	144	6,664
Schweitzer-Mauduit International, Inc.	216	6,458
		$29,016

Gas — 0.72%
Chesapeake Utilities Corp.	139	20,268
Northwest Natural Holding Co.	304	14,829
South Jersey Industries, Inc.	486	12,694
		$47,791

Hand/Machine Tools — 0.37%
Franklin Electric Co., Inc.	262	24,775

Healthcare — Products — 3.27%
AngioDynamics, Inc. (a)	205	5,654
Avanos Medical, Inc. (a)	266	9,222
BioLife Solutions, Inc. (a)	121	4,510
Cardiovascular Systems, Inc. (a)	237	4,451
CONMED Corp.	262	37,141
Cutera, Inc. (a)	97	4,008
Hanger, Inc. (a)	305	5,530
Inogen, Inc. (a)	107	3,638
Integer Holdings Corp. (a)	225	19,258
Lantheus Holdings, Inc. (a)	243	7,020
LeMaitre Vascular, Inc.	323	16,224
Meridian Bioscience, Inc. (a)	254	5,182
Merit Medical Systems, Inc. (a)	461	28,720
Natus Medical, Inc. (a)	270	6,407
Omnicell, Inc. (a)	233	42,042
Orthofix Medical, Inc. (a)	168	5,223
Surmodics, Inc. (a)	118	5,682
Tactile Systems Technology, Inc. (a)	109	2,074
Varex Imaging Corp. (a)	191	6,026
		$218,012

Healthcare — Services — 2.37%
Addus HomeCare Corp. (a)	164	15,336
Community Health Systems, Inc. (a)	524	6,974
Ensign Group, Inc.	325	27,287
Fulgent Genetics, Inc. (a)	148	14,887
Joint Corp. (a)	111	7,292
Magellan Health, Inc. (a)	106	10,069
MEDNAX, Inc. (a)	270	7,347
ModivCare, Inc. (a)	40	5,932
Pennant Group, Inc. (a)	155	3,577
RadNet, Inc. (a)	396	11,923
Select Medical Holdings Corp.	955	28,077
Tivity Health, Inc. (a)	548	14,489
U.S. Physical Therapy, Inc.	52	4,969
		$158,159

Home Builders — 1.83%
Cavco Industries, Inc. (a)	68	21,600
Century Communities, Inc.	213	17,421

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders (continued)
Installed Building Products, Inc.	72	$10,060
LCI Industries	168	26,186
LGI Homes, Inc. (a)	60	9,269
M/I Homes, Inc. (a)	110	6,840
MDC Holdings, Inc.	173	9,659
Meritage Homes Corp. (a)	99	12,084
Winnebago Industries, Inc.	113	8,466
		$121,585

Home Furnishings — 0.66%
Daktronics, Inc. (a)	964	4,868
Ethan Allen Interiors, Inc.	607	15,958
iRobot Corp. (a)	94	6,193
Sleep Number Corp. (a)	154	11,796
Universal Electronics, Inc. (a)	128	5,216
		$44,031

Household Products — 0.99%
Edgewell Personal Care Co.	457	20,889
elf Beauty, Inc. (a)	480	15,941
Inter Parfums, Inc.	270	28,863
		$65,693

Household Products/Wares — 0.96%
Central Garden & Pet Co. (a)	213	11,210
Central Garden & Pet Co., Class A (a)	363	17,370
Quanex Building Products Corp.	520	12,886
WD-40 Co.	93	22,751
		$64,217

Insurance — 2.27%
Ambac Financial Group, Inc. (a)	455	7,303
American Equity Investment Life Holding Co.	270	10,508
AMERISAFE, Inc.	230	12,381
Assured Guaranty Ltd.	200	10,040
Employers Holdings, Inc.	329	13,614
HCI Group, Inc.	42	3,509
Horace Mann Educators Corp.	385	14,899
NMI Holdings, Inc., Class A (a)	736	16,082
ProAssurance Corp.	239	6,047
Safety Insurance Group, Inc.	166	14,115
Selectquote, Inc. (a)	474	4,294
SiriusPoint Ltd. (a)	722	5,870
Stewart Information Services Corp.	247	19,693
Universal Insurance Holdings, Inc.	757	12,869
		$151,224

Internet — 1.69%
Cogent Communications Holdings, Inc.	167	12,221
ePlus, Inc. (a)	264	14,224
HealthStream, Inc. (a)	225	5,931
Liquidity Services, Inc. (a)	186	4,107
Perficient, Inc. (a)	292	37,753
QuinStreet, Inc. (a)	379	6,894
Shutterstock, Inc.	140	15,523
TechTarget, Inc. (a)	164	15,688
		$112,341

Iron & Steel — 0.18%
Allegheny Technologies, Inc. (a)	425	6,770
Carpenter Technology Corp.	187	5,459
		$12,229

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Leisure Time — 0.13%
Vista Outdoor, Inc. (a)	185	$8,523

Machinery — Diversified — 2.70%
Alamo Group, Inc.	95	13,982
Albany International Corp., Class A	238	21,051
Applied Industrial Technologies, Inc.	363	37,280
Chart Industries, Inc. (a)	81	12,919
DXP Enterprises, Inc. (a)	150	3,851
Ichor Holdings Ltd. (a)	253	11,646
Lindsay Corp.	97	14,744
SPX FLOW, Inc.	118	10,205
Tennant Co.	111	8,995
Watts Water Technologies, Inc., Class A	232	45,047
		$179,720

Media — 0.64%
AMC Networks, Inc., Class A (a)	252	8,679
EW Scripps Co., Class A	595	11,513
Gannett Co., Inc. (a)	1,510	8,049
Scholastic Corp.	368	14,705
		$42,946

Metal Fabrication & Hardware — 1.13%
AZZ, Inc.	263	14,541
Mueller Industries, Inc.	622	36,922
Olympic Steel, Inc.	161	3,784
Standex International Corp.	130	14,386
TimkenSteel Corp. (a)	328	5,412
		$75,045

Mining — 0.39%
Arconic Corp. (a)	300	9,903
Kaiser Aluminum Corp.	59	5,542
Livent Corp. (a)	429	10,459
		$25,904

Miscellaneous Manufacture — 2.59%
Enerpac Tool Group Corp.	350	7,098
EnPro Industries, Inc.	105	11,557
ESCO Technologies, Inc.	125	11,249
Fabrinet (a)	328	38,858
Federal Signal Corp.	464	20,110
Haynes International, Inc.	113	4,557
Hillenbrand, Inc.	709	36,861
Materion Corp.	201	18,480
Myers Industries, Inc.	558	11,165
Sturm Ruger & Co., Inc.	183	12,448
		$172,383

Office Furnishings — 0.31%
HNI Corp.	236	9,924
Interface, Inc.	678	10,814
		$20,738

Oil & Gas — 1.48%
Callon Petroleum Co. (a)	153	7,229
Civitas Resources, Inc.	131	6,415
Helmerich & Payne, Inc.	317	7,513
Laredo Petroleum, Inc. (a)	64	3,848
Matador Resources Co.	295	10,892
Nabors Industries Ltd. (a)	54	4,379
Par Pacific Holdings, Inc. (a)	294	4,848
Patterson-UTI Energy, Inc.	726	6,135

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
PDC Energy, Inc.	244	$11,902
Range Resources Corp. (a)	641	11,429
Ranger Oil Corp., Class A (a)	174	4,684
SM Energy Co.	360	10,613
Southwestern Energy Co. (a)	1,918	8,938
		$98,825

Oil & Gas Services — 0.16%
Oceaneering International, Inc. (a)	439	4,965
U.S. Silica Holdings, Inc. (a)	575	5,405
		$10,370

Packaging & Containers — 0.21%
Matthews International Corp., Class A	215	7,884
O-I Glass, Inc. (a)	527	6,340
		$14,224

Pharmaceuticals — 2.13%
Amphastar Pharmaceuticals, Inc. (a)	345	8,035
Corcept Therapeutics, Inc. (a)	485	9,603
Eagle Pharmaceuticals, Inc. (a)	115	5,856
Enanta Pharmaceuticals, Inc. (a)	129	9,647
Heska Corp. (a)	32	5,840
Owens & Minor, Inc.	479	20,836
Pacira BioSciences, Inc. (a)	329	19,796
Phibro Animal Health Corp., Class A	469	9,577
Prestige Consumer Healthcare, Inc. (a)	506	30,689
uniQure NV (a)	161	3,339
USANA Health Sciences, Inc. (a)	139	14,067
Vanda Pharmaceuticals, Inc. (a)	290	4,550
		$141,835

Real Estate — 0.79%
Alexander & Baldwin, Inc.	657	16,484
Douglas Elliman, Inc.	606	6,963
Marcus & Millichap, Inc. (a)	182	9,366
RE/MAX Holdings, Inc., Class A	198	6,037
Realogy Holdings Corp. (a)	397	6,674
St. Joe Co.	138	7,183
		$52,707

REITs — 8.71%
Acadia Realty Trust	319	6,964
Agree Realty Corp.	408	29,115
American Assets Trust, Inc.	250	9,382
Apollo Commercial Real Estate Finance, Inc.	1,553	20,437
Armada Hoffler Properties, Inc.	500	7,610
ARMOUR Residential REIT, Inc.	638	6,259
Brandywine Realty Trust	766	10,280
CareTrust REIT, Inc.	793	18,104
Centerspace	140	15,526
Community Healthcare Trust, Inc.	267	12,621
DiamondRock Hospitality Co. (a)	729	7,006
Easterly Government Properties, Inc.	741	16,984
Ellington Financial, Inc.	643	10,989
Essential Properties Realty Trust, Inc.	1,105	31,857
Four Corners Property Trust, Inc.	621	18,264
Franklin BSP Realty Trust, Inc.	306	4,572
GEO Group, Inc.	704	5,456
Getty Realty Corp.	255	8,183
Global Net Lease, Inc.	534	8,160
Granite Point Mortgage Trust, Inc.	691	8,092

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Independence Realty Trust, Inc.	834	$21,542
Industrial Logistics Properties Trust	591	14,805
Innovative Industrial Properties, Inc.	57	14,986
iStar, Inc.	621	16,040
Kite Realty Group Trust	717	15,616
KKR Real Estate Finance Trust, Inc.	551	11,477
LTC Properties, Inc.	240	8,194
LXP Industrial Trust	1,036	16,182
New York Mortgage Trust, Inc.	3,488	12,975
NexPoint Residential Trust, Inc.	130	10,898
Office Properties Income Trust	301	7,477
PennyMac Mortgage Investment Trust	830	14,384
Ready Capital Corp.	778	12,160
Redwood Trust, Inc.	1,591	20,985
Retail Opportunity Investments Corp.	405	7,938
RPT Realty	401	5,365
Safehold, Inc.	158	12,616
Saul Centers, Inc.	236	12,513
SITE Centers Corp.	538	8,517
Tanger Factory Outlet Centers, Inc.	376	7,249
Two Harbors Investment Corp.	1,486	8,574
Uniti Group, Inc.	940	13,169
Universal Health Realty Income Trust	197	11,716
Urstadt Biddle Properties, Inc., Class A	544	11,587
Washington Real Estate Investment Trust	394	10,185
Whitestone REIT	978	9,907
Xenia Hotels & Resorts, Inc. (a)	385	6,972
		$579,890

Retail — 5.46%
Abercrombie & Fitch Co., Class A (a)	395	13,758
America's Car-Mart, Inc. (a)	41	4,198
Asbury Automotive Group, Inc. (a)	103	17,791
Barnes & Noble Education, Inc. (a)	371	2,527
Bed Bath & Beyond, Inc. (a)	334	4,870
Big Lots, Inc.	137	6,172
Bloomin' Brands, Inc. (a)	556	11,665
Boot Barn Holdings, Inc. (a)	173	21,288
Buckle, Inc.	266	11,254
Caleres, Inc.	208	4,717
Cato Corp., Class A	228	3,913
Chico's FAS, Inc. (a)	890	4,788
Children's Place, Inc. (a)	124	9,832
Chuy's Holdings, Inc. (a)	146	4,398
Conn's, Inc. (a)	172	4,045
Dave & Buster's Entertainment, Inc. (a)	155	5,952
Designer Brands, Inc., Class A (a)	344	4,888
El Pollo Loco Holdings, Inc. (a)	560	7,946
Genesco, Inc. (a)	80	5,134
GMS, Inc. (a)	295	17,732
Group 1 Automotive, Inc.	99	19,327
Guess?, Inc.	446	10,561
Haverty Furniture Cos., Inc.	245	7,490
Hibbett, Inc.	140	10,070
La-Z-Boy, Inc.	437	15,868
Macy's, Inc.	713	18,666
MarineMax, Inc. (a)	212	12,517
Movado Group, Inc.	266	11,127
ODP Corp. (a)	168	6,599
PC Connection, Inc.	133	5,736
PetMed Express, Inc.	163	4,117
PriceSmart, Inc.	204	14,927
Ruth's Hospitality Group, Inc. (a)	441	8,776

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Sally Beauty Holdings, Inc. (a)	814	$15,026
Shoe Carnival, Inc.	260	10,161
Signet Jewelers Ltd.	137	11,923
Sonic Automotive, Inc., Class A	100	4,945
Vera Bradley, Inc. (a)	396	3,370
Zumiez, Inc. (a)	122	5,855
		$363,929

Savings & Loans — 3.34%
Axos Financial, Inc. (a)	563	31,477
Banc of California, Inc.	262	5,141
Berkshire Hills Bancorp, Inc.	441	12,538
Brookline Bancorp, Inc.	1,264	20,464
Capitol Federal Financial, Inc.	1,273	14,423
Investors Bancorp, Inc.	2,128	32,239
Northfield Bancorp, Inc.	948	15,320
Northwest Bancshares, Inc.	1,179	16,695
Pacific Premier Bancorp, Inc.	858	34,346
Provident Financial Services, Inc.	979	23,711
WSFS Financial Corp.	320	16,038
		$222,392

Semiconductors — 3.70%
Axcelis Technologies, Inc. (a)	127	9,469
Cohu, Inc. (a)	381	14,512
CTS Corp.	399	14,651
Diodes, Inc. (a)	276	30,308
FormFactor, Inc. (a)	223	10,196
Kulicke & Soffa Industries, Inc.	326	19,736
MaxLinear, Inc. (a)	188	14,173
Onto Innovation, Inc. (a)	262	26,522
Photronics, Inc. (a)	843	15,891
Power Integrations, Inc.	277	25,731
Rambus, Inc. (a)	815	23,953
SMART Global Holdings, Inc. (a)	109	7,738
Ultra Clean Holdings, Inc. (a)	307	17,609
Veeco Instruments, Inc. (a)	571	16,256
		$246,745

Software — 2.55%
8x8, Inc. (a)	334	5,598
Agilysys, Inc. (a)	97	4,312
Allscripts Healthcare Solutions, Inc. (a)	469	8,653
Apollo Medical Holdings, Inc. (a)	208	15,284
Bottomline Technologies DE, Inc. (a)	212	11,972
Computer Programs & Systems, Inc. (a)	170	4,981
CSG Systems International, Inc.	313	18,035
Digi International, Inc. (a)	217	5,332
Donnelley Financial Solutions, Inc. (a)	151	7,118
ManTech International Corp., Class A	227	16,555
NextGen Healthcare, Inc. (a)	796	14,161
Progress Software Corp.	362	17,474
Simulations Plus, Inc.	113	5,345
SPS Commerce, Inc. (a)	200	28,470
Xperi Holding Corp.	365	6,902
		$170,192

Telecommunications — 1.32%
ADTRAN, Inc.	256	5,844
ATN International, Inc.	126	5,034
Extreme Networks, Inc. (a)	577	9,059
Harmonic, Inc. (a)	548	6,444

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Telecommunications (continued)
InterDigital, Inc.	143	$10,243
NETGEAR, Inc. (a)	163	4,761
Plantronics, Inc. (a)	196	5,751
Shenandoah Telecommunications Co.	279	7,115
Viavi Solutions, Inc. (a)	858	15,118
Vonage Holdings Corp. (a)	903	18,773
		$88,142

Textiles — 0.32%
UniFirst Corp.	100	21,040
Transportation — 1.82%
ArcBest Corp.	178	21,333
Atlas Air Worldwide Holdings, Inc. (a)	215	20,236
Forward Air Corp.	207	25,066
Heartland Express, Inc.	408	6,863
Hub Group, Inc., Class A (a)	151	12,720
Marten Transport Ltd.	780	13,385
Matson, Inc.	241	21,697
		$121,300

Water — 1.31%
American States Water Co.	248	25,653
California Water Service Group	502	36,074
Middlesex Water Co.	213	25,624
		$87,351
TOTAL COMMON STOCKS		$6,644,495
INVESTMENT COMPANIES — 0.24%	Shares Held	Value
Money Market Fund — 0.24%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)	15,999	$15,999
TOTAL INVESTMENT COMPANIES		$15,999
Total Investments		$6,660,494
Other Assets and Liabilities — 0.01%		591
Total Net Assets — 100.00%		$6,661,085

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	32.99%
Consumer, Non-cyclical	17.63%
Industrial	17.12%
Consumer, Cyclical	12.11%
Technology	7.93%
Basic Materials	4.06%
Communications	3.65%
Utilities	2.38%
Energy	1.88%
Money Market Fund	0.24%
Other Assets and Liabilities	0.01%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS — 99.69%	Shares Held	Value

Aerospace & Defense — 0.15%
Barnes Group, Inc.	38,765	$1,806,061

Agriculture — 0.20%
Alico, Inc.	5,822	215,589
Andersons, Inc.	11,147	431,500
Turning Point Brands, Inc.	12,712	480,259
Universal Corp.	15,806	868,066
Vector Group Ltd.	42,185	484,284
		$2,479,698

Apparel — 1.23%
Kontoor Brands, Inc.	47,187	2,418,334
Levi Strauss & Co., Class A	217,127	5,434,689
Oxford Industries, Inc.	13,091	1,328,998
Steven Madden Ltd.	90,514	4,206,186
Wolverine World Wide, Inc.	62,378	1,797,110
		$15,185,317

Auto Manufacturers — 0.04%
REV Group, Inc.	36,133	511,282

Auto Parts & Equipment — 1.06%
Dana, Inc.	86,747	1,979,567
Gentherm, Inc. (a)	14,460	1,256,574
Goodyear Tire & Rubber Co. (a)	268,439	5,723,119
Methode Electronics, Inc.	37,612	1,849,382
Shyft Group, Inc.	26,475	1,300,717
Standard Motor Products, Inc.	19,720	1,033,131
		$13,142,490

Banks — 8.08%
1st Source Corp.	16,616	824,154
Ameris Bancorp	104,340	5,183,611
Bancorp, Inc. (a)	66,810	1,690,961
Byline Bancorp, Inc.	43,341	1,185,376
Camden National Corp.	12,600	606,816
Cathay General Bancorp	92,418	3,973,050
City Holding Co.	20,094	1,643,488
Community Trust Bancorp, Inc.	20,419	890,473
Customers Bancorp, Inc. (a)	42,085	2,751,097
CVB Financial Corp.	192,603	4,123,630
Eagle Bancorp, Inc.	33,580	1,959,057
Enterprise Financial Services Corp.	42,158	1,985,220
FB Financial Corp.	38,559	1,689,655
First Bancshares, Inc.	25,521	985,621
First Busey Corp.	48,212	1,307,510
First Financial Bancorp	114,508	2,791,705
First Financial Corp.	20,202	914,949
First Foundation, Inc.	45,843	1,139,657
First Merchants Corp.	53,059	2,222,642
First of Long Island Corp.	24,163	521,679
German American Bancorp, Inc.	12,436	484,755
Hanmi Financial Corp.	32,670	773,626
Hilltop Holdings, Inc.	167,779	5,895,754
Home BancShares, Inc.	179,133	4,361,889
Hope Bancorp, Inc.	209,777	3,085,820
Horizon Bancorp, Inc.	29,067	606,047
Independent Bank Corp.	29,069	693,877
Independent Bank Group, Inc.	39,673	2,862,407
Kearny Financial Corp.	113,584	1,504,988
Lakeland Bancorp, Inc.	71,525	1,358,260
Lakeland Financial Corp.	65,395	5,240,755
Merchants Bancorp	12,331	583,626

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Meta Financial Group, Inc.	42,189	$2,516,996
Metropolitan Bank Holding Corp. (a)	12,159	1,295,298
Midland States Bancorp, Inc.	23,608	585,242
Origin Bancorp, Inc.	14,977	642,813
Preferred Bank	16,209	1,163,644
Premier Financial Corp.	27,699	856,176
QCR Holdings, Inc.	19,091	1,069,096
Sandy Spring Bancorp, Inc.	41,555	1,997,964
ServisFirst Bancshares, Inc.	43,477	3,692,936
Simmons First National Corp., Class A	111,616	3,301,601
Stock Yards Bancorp, Inc.	18,034	1,152,012
Tompkins Financial Corp.	9,561	799,108
TriCo Bancshares	27,688	1,189,477
Triumph Bancorp, Inc. (a)	32,285	3,844,498
UMB Financial Corp.	65,725	6,974,080
Veritex Holdings, Inc.	52,626	2,093,462
Washington Trust Bancorp, Inc.	16,792	946,565
		$99,963,123

Beverages — 0.17%
Coca-Cola Consolidated, Inc.	2,673	1,655,095
MGP Ingredients, Inc.	5,761	489,627
		$2,144,722

Biotechnology — 2.79%
Agenus, Inc. (a)	336,256	1,082,744
AnaptysBio, Inc. (a)	18,413	639,852
ANI Pharmaceuticals, Inc. (a)	5,815	267,955
Avid Bioservices, Inc. (a)	47,428	1,383,949
Cara Therapeutics, Inc. (a)	126,613	1,542,146
Cardiff Oncology, Inc. (a)	75,577	454,218
Cassava Sciences, Inc. (a),(b)	134,241	5,866,332
Celldex Therapeutics, Inc. (a)	45,038	1,740,268
Clearside Biomedical, Inc. (a)	58,226	160,122
Curis, Inc. (a)	131,937	628,020
Dynavax Technologies Corp. (a)	164,978	2,321,240
EyePoint Pharmaceuticals, Inc. (a)	11,082	135,644
Harvard Bioscience, Inc. (a)	28,537	201,186
ImmunoGen, Inc. (a)	168,945	1,253,572
Innoviva, Inc. (a)	108,621	1,873,712
Intercept Pharmaceuticals, Inc. (a),(b)	90,840	1,479,784
Intra-Cellular Therapies, Inc. (a)	44,786	2,344,099
Lexicon Pharmaceuticals, Inc. (a)	53,494	210,766
Ligand Pharmaceuticals, Inc. (a)	18,295	2,825,846
Lineage Cell Therapeutics, Inc. (a)	68,065	166,759
Myriad Genetics, Inc. (a)	58,659	1,618,988
Oncternal Therapeutics, Inc. (a)	48,218	109,455
Organogenesis Holdings, Inc. (a)	80,008	739,274
Prothena Corp. PLC (a)	29,706	1,467,476
Puma Biotechnology, Inc. (a)	50,445	153,353
Radius Health, Inc. (a)	53,090	367,383
Selecta Biosciences, Inc. (a)	56,969	185,719
Surface Oncology, Inc. (a)	58,714	280,653
Sutro Biopharma, Inc. (a)	32,249	479,865
TransMedics Group, Inc. (a)	21,007	402,494
Verastem, Inc. (a)	223,573	458,325
Vericel Corp. (a)	37,492	1,473,436
VistaGen Therapeutics, Inc. (a)	118,931	231,915
		$34,546,550

Building Materials — 1.02%
Apogee Enterprises, Inc.	25,039	1,205,628
Boise Cascade Co.	53,028	3,775,594

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Building Materials (continued)
Griffon Corp.	32,890	$936,707
Patrick Industries, Inc.	21,254	1,714,985
UFP Industries, Inc.	53,633	4,934,772
		$12,567,686

Chemicals — 2.72%
AdvanSix, Inc.	28,740	1,357,965
Balchem Corp.	25,471	4,294,411
Cabot Corp.	57,869	3,252,238
HB Fuller Co.	62,895	5,094,495
Ingevity Corp. (a)	35,615	2,553,595
Koppers Holdings, Inc. (a)	15,274	478,076
Minerals Technologies, Inc.	27,571	2,016,819
NewMarket Corp.	11,032	3,780,887
Rogers Corp. (a)	14,653	4,000,269
Sensient Technologies Corp.	46,369	4,639,682
Trinseo PLC	42,733	2,241,773
		$33,710,210

Coal — 0.21%
Alpha Metallurgical Resources, Inc. (a)	18,037	1,101,159
CONSOL Energy, Inc. (a)	34,077	773,889
SunCoke Energy, Inc.	105,848	697,538
		$2,572,586

Commercial Services — 5.04%
ABM Industries, Inc.	107,206	4,379,365
AMN Healthcare Services, Inc. (a)	56,115	6,864,548
Brink's Co.	52,868	3,466,555
Carriage Services, Inc.	16,631	1,071,702
Cass Information Systems, Inc.	8,748	343,971
CBIZ, Inc. (a)	42,734	1,671,754
CorVel Corp. (a)	5,540	1,152,320
CRA International, Inc.	5,486	512,173
Deluxe Corp.	36,088	1,158,786
EVERTEC, Inc.	67,619	3,379,598
Franklin Covey Co. (a)	9,057	419,882
Graham Holdings Co., Class B	4,409	2,776,920
H&R Block, Inc.	276,079	6,504,421
Hackett Group, Inc.	24,604	505,120
Herc Holdings, Inc.	18,261	2,858,760
ICF International, Inc.	15,861	1,626,546
Information Services Group, Inc.	51,446	392,018
Insperity, Inc.	36,770	4,342,905
John Wiley & Sons, Inc., Class A	35,987	2,060,975
Kforce, Inc.	20,927	1,574,129
Korn Ferry	46,801	3,544,240
Medifast, Inc.	9,907	2,074,823
Monro, Inc.	15,735	916,878
Rent-A-Center, Inc.	52,828	2,537,857
Resources Connection, Inc.	23,320	416,029
Stride, Inc. (a)	37,764	1,258,674
Transcat, Inc. (a)	3,865	357,242
Triton International Ltd.	69,361	4,177,613
		$62,345,804

Computers — 1.11%
ExlService Holdings, Inc. (a)	38,044	5,507,630
Insight Enterprises, Inc. (a)	59,435	6,335,771
Rimini Street, Inc. (a)	45,073	269,086
Super Micro Computer, Inc. (a)	35,541	1,562,027
		$13,674,514

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Distribution/Wholesale — 1.15%
A-Mark Precious Metals, Inc.	6,639	$405,643
Avient Corp.	63,973	3,579,289
G-III Apparel Group Ltd. (a)	33,523	926,576
Leslie's Inc (a)	181,090	4,284,589
Resideo Technologies, Inc. (a)	100,727	2,621,924
ScanSource, Inc. (a)	11,111	389,774
Titan Machinery, Inc. (a)	21,982	740,574
Veritiv Corp. (a)	10,357	1,269,457
		$14,217,826

Diversified Financial Services — 6.53%
Alliance Data Systems Corp.	82,547	5,495,154
Atlanticus Holdings Corp (a)	6,083	433,840
B Riley Financial, Inc.	70,949	6,304,528
Brightsphere Investment Group, Inc.	200,557	5,134,259
Columbia Financial, Inc. (a)	65,754	1,371,628
Cowen, Inc., Class A	114,667	4,139,479
Diamond Hill Investment Group, Inc.	4,248	825,089
Encore Capital Group, Inc. (a)	64,695	4,018,206
Enova International, Inc. (a)	52,087	2,133,484
Federated Hermes, Inc.	155,081	5,827,944
Houlihan Lokey, Inc.	88,502	9,161,727
Moelis & Co., Class A	116,758	7,298,543
Mr Cooper Group, Inc. (a)	197,822	8,231,373
Navient Corp.	415,974	8,826,968
Piper Sandler Cos.	19,668	3,510,935
Regional Management Corp.	12,568	722,157
StepStone Group Inc, Class A	68,043	2,828,548
Virtus Investment Partners, Inc.	10,855	3,225,020
World Acceptance Corp. (a)	5,418	1,329,740
		$80,818,622

Electric — 0.91%
Avista Corp.	74,289	3,156,540
Otter Tail Corp.	27,177	1,940,981
Portland General Electric Co.	105,228	5,568,666
Unitil Corp.	13,270	610,287
		$11,276,474

Electrical Components & Equipment — 0.55%
Encore Wire Corp.	19,512	2,792,167
Energizer Holdings, Inc.	84,123	3,373,332
Insteel Industries, Inc.	17,155	682,941
		$6,848,440

Electronics — 2.64%
Advanced Energy Industries, Inc.	33,867	3,083,929
Atkore, Inc. (a)	46,645	5,186,458
Avnet, Inc.	171,716	7,079,851
Badger Meter, Inc.	20,987	2,236,375
Benchmark Electronics, Inc.	39,365	1,066,791
Comtech Telecommunications Corp.	22,065	522,720
Fluidigm Corp. (a)	68,075	266,854
Kimball Electronics, Inc. (a)	9,602	208,939
Napco Security Technologies, Inc. (a)	4,505	225,160
NVE Corp.	4,870	332,621
OSI Systems, Inc. (a)	28,736	2,678,195
Sanmina Corp. (a)	68,640	2,845,814
Vicor Corp. (a)	18,848	2,393,319
Vishay Intertechnology, Inc.	206,007	4,505,373
		$32,632,399

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Engineering & Construction — 1.07%
Arcosa, Inc.	67,209	$3,541,914
Comfort Systems USA, Inc.	29,160	2,885,090
Granite Construction, Inc.	50,964	1,972,307
MYR Group, Inc. (a)	18,253	2,017,869
NV5 Global, Inc. (a)	10,122	1,398,051
Primoris Services Corp.	56,716	1,360,050
		$13,175,281

Entertainment — 0.25%
RCI Hospitality Holdings, Inc.	3,321	258,640
Warner Music Group Corp., Class A	65,045	2,808,643
		$3,067,283

Environmental Control — 0.66%
Casella Waste Systems Inc, Class A (a)	26,629	2,274,649
Centrus Energy Corp., Class A (a)	5,267	262,876
Energy Recovery, Inc. (a)	47,826	1,027,781
Evoqua Water Technologies Corp. (a)	98,577	4,608,475
		$8,173,781

Food — 1.54%
B&G Foods, Inc.	78,750	2,419,987
Hain Celestial Group, Inc. (a)	62,678	2,670,710
Hostess Brands, Inc. (a)	103,746	2,118,493
Ingles Markets, Inc., Class A	7,382	637,362
John B Sanfilippo & Son, Inc.	5,398	486,684
Seaboard Corp.	88	346,281
Simply Good Foods Co. (a)	45,403	1,887,403
SpartanNash Co.	28,103	723,933
Sprouts Farmers Market, Inc. (a)	223,871	6,644,491
United Natural Foods, Inc. (a)	23,291	1,143,122
		$19,078,466

Food Service — 0.21%
Healthcare Services Group, Inc.	147,318	2,620,787

Forest Products & Paper — 0.11%
Neenah, Inc.	15,621	722,940
Schweitzer-Mauduit International, Inc.	21,557	644,554
		$1,367,494

Gas — 1.16%
Chesapeake Utilities Corp.	7,355	1,072,432
National Fuel Gas Co.	59,781	3,822,397
South Jersey Industries, Inc.	163,113	4,260,512
Southwest Gas Holdings, Inc.	74,956	5,250,668
		$14,406,009

Hand/Machine Tools — 0.27%
Franklin Electric Co., Inc.	34,632	3,274,802

Healthcare — Products — 4.36%
Accuray, Inc. (a)	60,832	290,169
AngioDynamics, Inc. (a)	34,096	940,368
Apria, Inc. (a)	36,541	1,191,237
AtriCure, Inc. (a)	38,028	2,644,087
Atrion Corp.	1,239	873,371
Avanos Medical, Inc. (a)	62,316	2,160,496
AxoGen, Inc. (a)	16,726	156,723
Axonics, Inc. (a)	57,769	3,235,064
Bionano Genomics, Inc. (a),(b)	835,235	2,497,353
Castle Biosciences, Inc. (a)	16,384	702,382
Co-Diagnostics, Inc. (a)	74,833	668,259

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
CONMED Corp.	40,485	$5,739,154
Cutera, Inc. (a)	29,267	1,209,312
Eargo, Inc. (a)	236,311	1,205,186
ICU Medical, Inc. (a)	14,812	3,515,480
Inogen, Inc. (a)	19,285	655,690
Integer Holdings Corp. (a)	21,165	1,811,512
Invacare Corp. (a)	46,555	126,630
iRadimed Corp. (a)	4,120	190,385
Lantheus Holdings, Inc. (a)	61,678	1,781,877
LeMaitre Vascular, Inc.	22,906	1,150,568
Meridian Bioscience, Inc. (a)	34,538	704,575
Merit Medical Systems, Inc. (a)	39,635	2,469,260
Natus Medical, Inc. (a)	18,450	437,818
NuVasive, Inc. (a)	106,383	5,582,980
Orthofix Medical, Inc. (a)	14,829	461,034
OrthoPediatrics Corp. (a)	10,897	652,294
Patterson Cos., Inc.	168,155	4,935,349
Quanterix Corp. (a)	20,268	859,363
SI-BONE, Inc. (a)	40,667	903,214
Sientra, Inc. (a)	75,383	276,656
Silk Road Medical, Inc. (a)	24,287	1,034,869
Surmodics, Inc. (a)	5,573	268,340
T2 Biosystems, Inc. (a)	239,452	123,605
Treace Medical Concepts, Inc. (a)	17,523	326,629
Varex Imaging Corp. (a)	49,487	1,561,315
ViewRay, Inc. (a)	108,007	595,118
		$53,937,722

Healthcare — Services — 1.70%
Agiliti, Inc. (a)	24,093	557,994
ATI Physical Therapy, Inc. (a),(b)	128,184	434,544
Aveanna Healthcare Holdings, Inc. (a)	67,222	497,443
Brookdale Senior Living, Inc. (a)	257,560	1,329,010
Community Health Systems, Inc. (a)	139,093	1,851,328
Ensign Group, Inc.	42,682	3,583,581
Innovage Holding Corp. (a)	62,166	310,830
Inotiv, Inc. (a)	5,020	211,191
Joint Corp. (a)	16,361	1,074,754
MEDNAX, Inc. (a)	68,581	1,866,089
ModivCare, Inc. (a)	8,529	1,264,765
National HealthCare Corp.	6,980	474,221
Neuronetics, Inc. (a)	32,011	142,769
OPKO Health, Inc. (a),(b)	371,410	1,786,482
Pennant Group, Inc. (a)	8,734	201,581
RadNet, Inc. (a)	33,912	1,021,090
Surgery Partners, Inc. (a)	41,850	2,235,208
Tivity Health, Inc. (a)	55,974	1,479,953
U.S. Physical Therapy, Inc.	6,763	646,205
		$20,969,038

Home Builders — 1.31%
Century Communities, Inc.	37,104	3,034,736
Hovnanian Enterprises, Inc., Class A (a)	5,358	682,020
LCI Industries	13,894	2,165,658
Skyline Champion Corp. (a)	41,172	3,251,764
TRI Pointe Homes, Inc. (a)	130,664	3,644,219
Winnebago Industries, Inc.	46,013	3,447,294
		$16,225,691

Home Furnishings — 0.88%
Ethan Allen Interiors, Inc.	28,458	748,161
Lovesac Co. (a)	18,174	1,204,209
Sonos, Inc. (a)	251,528	7,495,535

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Furnishings (continued)
Universal Electronics, Inc. (a)	6,375	$259,781
Vizio Holding Corp., Class A (a)	62,484	1,214,064
		$10,921,750

Household Products — 0.28%
Edgewell Personal Care Co.	50,346	2,301,316
Inter Parfums, Inc.	10,654	1,138,912
		$3,440,228

Household Products/Wares — 0.39%
ACCO Brands Corp.	28,766	237,607
Central Garden & Pet Co., Class A (a)	25,970	1,242,665
Quanex Building Products Corp.	30,878	765,157
Spectrum Brands Holdings, Inc.	25,153	2,558,563
		$4,803,992

Insurance — 1.70%
Enstar Group Ltd. (a)	17,648	4,369,468
Mercury General Corp.	89,876	4,768,821
Radian Group, Inc.	358,165	7,568,026
Stewart Information Services Corp.	54,605	4,353,657
		$21,059,972

Internet — 2.71%
Cargurus, Inc. (a)	135,715	4,565,453
ChannelAdvisor Corp. (a)	25,103	619,542
ePlus, Inc. (a)	20,682	1,114,346
HealthStream, Inc. (a)	20,526	541,065
Mimecast Ltd. (a)	129,025	10,266,519
Perficient, Inc. (a)	68,606	8,870,070
Revolve Group, Inc. (a)	54,024	3,027,505
Shutterstock, Inc.	40,509	4,491,638
		$33,496,138

Investment Companies — 0.47%
Altus Midstream Co., Class A	6,583	403,604
Golub Capital BDC, Inc.	351,529	5,427,608
		$5,831,212

Iron & Steel — 0.38%
Commercial Metals Co.	129,606	4,703,402

Leisure Time — 0.75%
Acushnet Holdings Corp.	30,282	1,607,368
Camping World Holdings, Inc., Class A	85,680	3,461,472
Clarus Corp.	23,055	639,085
OneWater Marine, Inc., Class A	5,322	324,482
Vista Outdoor, Inc. (a)	70,714	3,257,794
		$9,290,201

Lodging — 0.01%
Full House Resorts, Inc. (a)	14,201	171,974

Machinery — Construction & Mining — 0.33%
Terex Corp.	93,232	4,097,546

Machinery — Diversified — 1.79%
Albany International Corp., Class A	21,585	1,909,193
Altra Industrial Motion Corp.	39,193	2,021,183
Applied Industrial Technologies, Inc.	23,753	2,439,433
Cactus, Inc., Class A	47,102	1,795,999
Ichor Holdings Ltd. (a)	33,612	1,547,160
Kadant, Inc.	4,560	1,050,989

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Diversified (continued)
Lindsay Corp.	10,090	$1,533,680
Mueller Water Products, Inc., Class A	191,641	2,759,631
Tennant Co.	15,927	1,290,724
Watts Water Technologies, Inc., Class A	29,733	5,773,257
		$22,121,249

Media — 0.65%
AMC Networks, Inc., Class A (a)	30,708	1,057,583
Entravision Communications Corp., Class A	45,268	306,917
EW Scripps Co., Class A	26,932	521,134
Gray Television, Inc.	57,841	1,166,075
Scholastic Corp.	16,476	658,381
Sinclair Broadcast Group, Inc., Class A	36,575	966,677
TEGNA, Inc.	123,736	2,296,540
WideOpenWest, Inc. (a)	51,705	1,112,692
		$8,085,999

Metal Fabrication & Hardware — 0.71%
AZZ, Inc.	17,851	986,982
Helios Technologies, Inc.	15,704	1,651,590
Mueller Industries, Inc.	38,078	2,260,310
Standex International Corp.	13,773	1,524,120
Worthington Industries, Inc.	43,576	2,381,864
		$8,804,866

Mining — 0.09%
Kaiser Aluminum Corp.	12,044	1,131,413

Miscellaneous Manufacture — 1.36%
American Outdoor Brands, Inc. (a)	12,864	256,380
EnPro Industries, Inc.	14,350	1,579,504
Federal Signal Corp.	40,633	1,761,034
Hillenbrand, Inc.	81,239	4,223,616
John Bean Technologies Corp.	27,757	4,262,365
Myers Industries, Inc.	26,705	534,367
Smith & Wesson Brands, Inc.	158,676	2,824,433
Sturm Ruger & Co., Inc.	21,199	1,441,956
		$16,883,655

Office & Business Equipment — 0.74%
Xerox Holdings Corp.	406,919	9,212,646

Office Furnishings — 0.13%
HNI Corp.	25,893	1,088,801
Interface, Inc.	28,730	458,243
		$1,547,044

Oil & Gas — 2.70%
Brigham Minerals, Inc., Class A	37,607	793,132
California Resources Corp.	92,426	3,947,514
Callon Petroleum Co. (a)	111,629	5,274,470
Civitas Resources, Inc.	66,380	3,250,629
Comstock Resources, Inc. (a)	216,511	1,751,574
Falcon Minerals Corp.	66,013	321,483
Matador Resources Co.	137,023	5,058,889
Oasis Petroleum, Inc.	33,471	4,217,011
PDC Energy, Inc.	85,633	4,177,178
SilverBow Resources, Inc. (a)	11,593	252,380
Transocean Ltd. (a)	1,600,630	4,417,739
		$33,461,999

Oil & Gas Services — 0.66%
Archrock, Inc.	123,001	920,048

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas Services (continued)
ChampionX Corp. (a)	148,858	$3,008,420
Core Laboratories NV	81,709	1,822,928
Oceaneering International, Inc. (a)	79,009	893,592
Solaris Oilfield Infrastructure, Inc., Class A	28,928	189,478
TETRA Technologies, Inc. (a)	139,617	396,512
Weatherford International PLC (a)	31,993	886,846
		$8,117,824

Packaging & Containers — 0.55%
Greif, Inc., Class A	25,209	1,521,867
Matthews International Corp., Class A	13,408	491,672
Silgan Holdings, Inc.	112,898	4,836,550
		$6,850,089

Pharmaceuticals — 5.05%
Aclaris Therapeutics, Inc. (a)	38,080	553,683
Agios Pharmaceuticals, Inc. (a)	93,758	3,081,825
Akebia Therapeutics, Inc. (a)	216,469	489,220
Alkermes PLC (a)	231,185	5,377,363
Amneal Pharmaceuticals, Inc. (a)	103,319	494,898
Amphastar Pharmaceuticals, Inc. (a)	35,445	825,514
Anika Therapeutics, Inc. (a)	12,671	454,002
Antares Pharma, Inc. (a)	103,172	368,324
BioDelivery Sciences International, Inc. (a)	81,055	251,270
Catalyst Pharmaceuticals, Inc. (a)	118,680	803,464
Clovis Oncology, Inc. (a),(b)	406,069	1,100,447
Coherus Biosciences, Inc. (a)	75,333	1,202,315
Collegium Pharmaceutical, Inc. (a)	29,941	559,298
Cytokinetics, Inc. (a)	80,522	3,670,193
Eagle Pharmaceuticals, Inc. (a)	12,164	619,391
Endo International PLC (a)	423,748	1,593,292
Harrow Health, Inc. (a)	15,713	135,760
Heat Biologics, Inc. (a)	32,235	97,994
Heska Corp. (a)	6,367	1,161,914
Ideaya Biosciences, Inc. (a)	22,003	520,151
Ironwood Pharmaceuticals, Inc. (a)	334,708	3,902,695
Jaguar Health, Inc. (a),(b)	163,426	169,963
Jounce Therapeutics, Inc. (a)	27,817	232,272
MannKind Corp. (a)	284,637	1,243,864
Neogen Corp. (a)	62,797	2,851,612
Option Care Health, Inc. (a)	239,408	6,808,763
Owens & Minor, Inc.	127,370	5,540,595
Pacira BioSciences, Inc. (a)	58,013	3,490,642
Paratek Pharmaceuticals, Inc. (a),(b)	50,216	225,470
PetIQ, Inc. (a)	72,787	1,652,993
Phibro Animal Health Corp., Class A	17,418	355,676
Premier, Inc., Class A	153,133	6,304,486
Prestige Consumer Healthcare, Inc. (a)	44,809	2,717,666
SIGA Technologies, Inc. (a)	37,837	284,534
Supernus Pharmaceuticals, Inc. (a)	62,402	1,819,642
USANA Health Sciences, Inc. (a)	7,438	752,726
Vanda Pharmaceuticals, Inc. (a)	49,640	778,852
		$62,492,769

Pipelines — 0.91%
Antero Midstream Corp.	596,754	5,776,579
Equitrans Midstream Corp.	526,967	5,448,839
		$11,225,418

Private Equity — 0.06%
Victory Capital Holdings, Inc., Class A	18,789	686,362

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Real Estate — 0.58%
Alexander & Baldwin, Inc.	54,910	$1,377,692
Douglas Elliman, Inc.	21,093	242,564
Kennedy-Wilson Holdings, Inc.	100,013	2,388,310
Newmark Group, Inc., Class A	98,938	1,850,141
RE/MAX Holdings, Inc., Class A	29,515	899,912
RMR Group, Inc., Class A	11,980	415,466
		$7,174,085

REITs — 6.60%
Ares Commercial Real Estate Corp.	116,881	1,699,450
Brandywine Realty Trust	428,278	5,747,491
Broadstone Net Lease, Inc.	234,663	5,824,336
CareTrust REIT, Inc.	142,754	3,259,074
Corporate Office Properties Trust	203,174	5,682,777
CTO Realty Growth, Inc.	7,595	466,485
Essential Properties Realty Trust, Inc.	158,970	4,583,105
GEO Group, Inc.	337,123	2,612,703
Getty Realty Corp.	47,081	1,510,829
Gladstone Commercial Corp.	49,443	1,274,146
Healthcare Realty Trust, Inc.	273,588	8,656,324
Industrial Logistics Properties Trust	74,746	1,872,387
KKR Real Estate Finance Trust, Inc.	197,429	4,112,446
LTC Properties, Inc.	85,666	2,924,637
National Health Investors, Inc.	85,010	4,885,525
National Storage Affiliates Trust	155,424	10,755,341
NexPoint Residential Trust, Inc.	21,646	1,814,584
One Liberty Properties, Inc.	13,401	472,787
PotlatchDeltic Corp.	87,541	5,271,719
Preferred Apartment Communities, Inc.	58,708	1,060,267
Retail Value, Inc.	24,140	154,979
Saul Centers, Inc.	6,055	321,036
Tanger Factory Outlet Centers, Inc.	125,651	2,422,551
UMH Properties, Inc.	40,097	1,095,851
Urban Edge Properties	139,417	2,648,923
Urstadt Biddle Properties, Inc., Class A	25,138	535,439
		$81,665,192

Retail — 7.95%
Abercrombie & Fitch Co., Class A (a)	130,344	4,539,882
Academy Sports & Outdoors, Inc. (a)	203,579	8,937,118
Asbury Automotive Group, Inc. (a)	16,842	2,909,119
Bassett Furniture Industries, Inc.	7,465	125,188
Big 5 Sporting Goods Corp. (b)	76,697	1,458,010
BlueLinx Holdings, Inc. (a)	17,603	1,685,663
Boot Barn Holdings, Inc. (a)	33,382	4,107,655
Buckle, Inc.	50,389	2,131,959
Caleres, Inc.	37,068	840,702
Cato Corp., Class A	10,086	173,076
Citi Trends, Inc. (a)	15,730	1,490,418
Dillard's, Inc., Class A	23,247	5,695,980
Duluth Holdings, Inc., Class B (a)	22,468	341,064
Franchise Group, Inc.	20,500	1,069,280
Genesco, Inc. (a)	8,151	523,050
GMS, Inc. (a)	37,868	2,276,246
Group 1 Automotive, Inc.	13,087	2,554,844
Haverty Furniture Cos., Inc.	28,260	863,908
Hibbett, Inc.	37,505	2,697,735
Jack in the Box, Inc.	49,831	4,359,216
La-Z-Boy, Inc.	48,399	1,757,368
MarineMax, Inc. (a)	28,161	1,662,625
Movado Group, Inc.	11,670	488,156
MSC Industrial Direct Co., Inc., Class A	101,589	8,539,571
Murphy USA, Inc.	24,818	4,944,738

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
National Vision Holdings, Inc. (a)	83,374	$4,001,118
Nu Skin Enterprises, Inc., Class A	42,786	2,171,390
OptimizeRx Corp. (a)	12,020	746,562
Papa John's International, Inc.	48,858	6,521,077
PC Connection, Inc.	11,015	475,077
PriceSmart, Inc.	13,805	1,010,112
Qurate Retail, Inc., Series A	541,124	4,112,542
Rush Enterprises, Inc., Class A	23,074	1,283,837
Sally Beauty Holdings, Inc. (a)	101,330	1,870,552
Shoe Carnival, Inc.	24,615	961,954
Signet Jewelers Ltd.	48,405	4,212,687
Sonic Automotive, Inc., Class A	26,653	1,317,991
Tilly's, Inc., Class A	27,893	449,356
Winmark Corp.	845	209,805
World Fuel Services Corp.	108,829	2,880,704
		$98,397,335

Savings & Loans — 1.15%
Axos Financial, Inc. (a)	55,662	3,112,062
Flushing Financial Corp.	39,151	951,369
Hingham Institution For Savings	2,863	1,202,117
Northfield Bancorp, Inc.	74,334	1,201,238
OceanFirst Financial Corp.	63,255	1,404,261
Pacific Premier Bancorp, Inc.	86,306	3,454,829
Provident Financial Services, Inc.	80,777	1,956,419
Waterstone Financial, Inc.	40,636	888,303
		$14,170,598

Semiconductors — 2.72%
Alpha & Omega Semiconductor Ltd. (a)	27,581	1,670,305
CMC Materials, Inc.	35,599	6,823,972
CTS Corp.	31,260	1,147,867
Diodes, Inc. (a)	39,183	4,302,685
EMCORE Corp. (a)	42,253	294,926
MACOM Technology Solutions Holdings, Inc. (a)	56,194	4,399,990
Onto Innovation, Inc. (a)	36,594	3,704,411
Semtech Corp. (a)	55,434	4,929,746
SMART Global Holdings, Inc. (a)	68,626	4,871,760
Veeco Instruments, Inc. (a)	51,327	1,461,280
		$33,606,942

Software — 3.57%
Altair Engineering, Inc., Class A (a)	46,537	3,598,241
American Software, Inc., Class A	20,354	532,664
Blackbaud, Inc. (a)	51,406	4,060,046
Castlight Health, Inc., Class B (a)	118,117	181,900
Cerence, Inc. (a)	62,506	4,790,460
CommVault Systems, Inc. (a)	57,542	3,965,795
Computer Programs & Systems, Inc. (a)	16,022	469,445
Convey Health Solutions Holdings, Inc. (a)	18,369	153,565
CSG Systems International, Inc.	42,200	2,431,564
Donnelley Financial Solutions, Inc. (a)	22,320	1,052,165
Ebix, Inc.	26,443	803,867
Evolent Health, Inc., Class A (a)	75,161	2,079,705
Health Catalyst, Inc. (a)	67,938	2,691,704
Loyalty Ventures, Inc. (a)	32,985	991,859
NextGen Healthcare, Inc. (a)	52,275	929,972
Phreesia, Inc. (a)	49,604	2,066,503
Privia Health Group, Inc. (a)	50,021	1,294,043
Progress Software Corp.	45,775	2,209,559
Sciplay Corp., Class A (a)	50,104	690,433
Signify Health, Inc., Class A (a)	166,501	2,367,644
Simulations Plus, Inc. (b)	18,416	871,077

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
SPS Commerce, Inc. (a)	28,609	$4,072,491
Xperi Holding Corp.	89,953	1,701,011
Zedge, Inc., Class B (a)	20,813	176,910
		$44,182,623

Telecommunications — 2.70%
A10 Networks, Inc.	76,382	1,266,414
ADTRAN, Inc.	49,981	1,141,066
Aviat Networks, Inc. (a)	19,938	639,611
Calix, Inc. (a)	54,684	4,373,080
Cambium Networks Corp. (a)	25,705	658,819
Casa Systems, Inc. (a)	38,566	218,669
Clearfield, Inc. (a)	9,554	806,549
CommScope Holding Co., Inc. (a)	390,007	4,305,677
Consolidated Communications Holdings, Inc. (a)	54,657	408,834
Extreme Networks, Inc. (a)	120,719	1,895,288
IDT Corp., Class B (a)	21,457	947,541
InterDigital, Inc.	41,176	2,949,437
Ribbon Communications, Inc. (a)	68,826	416,397
Switch, Inc., Class A	258,097	7,391,898
Telephone & Data Systems, Inc.	161,970	3,263,696
ViaSat, Inc. (a)	59,740	2,660,820
		$33,343,796

Toys, Games & Hobbies — 0.07%
Funko, Inc., Class A (a)	47,938	901,234

Transportation — 2.06%
ArcBest Corp.	29,196	3,499,140
Atlas Air Worldwide Holdings, Inc. (a)	63,508	5,977,373
Daseke, Inc. (a)	51,492	516,980
Dorian LPG Ltd.	44,785	568,322
Forward Air Corp.	25,977	3,145,555
International Seaways, Inc.	30,039	440,972
Matson, Inc.	44,754	4,029,203
Pangaea Logistics Solutions Ltd.	42,146	159,312
Ryder System, Inc.	87,197	7,187,649
		$25,524,506

Water — 0.75%
American States Water Co.	34,285	3,546,440
California Water Service Group	34,938	2,510,645
Middlesex Water Co.	17,859	2,148,438
SJW Group	15,348	1,123,473
		$9,328,996
TOTAL COMMON STOCKS		$1,233,473,213
INVESTMENT COMPANIES — 1.24%	Shares Held	Value

Money Market Funds — 1.24%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)	10,127,850	$10,127,850
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	5,267,994	5,267,994
TOTAL INVESTMENT COMPANIES		$15,395,844
Total Investments		$1,248,869,057
Other Assets and Liabilities — (0.93)%		(11,565,825)

Total Net Assets — 100.00%		$1,237,303,232

(a)	Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $9,684,920 or 0.78% of net assets.

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2021 (unaudited)

(c)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,127,850 or 0.82% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		25.16%
Consumer, Non-cyclical		21.52%
Consumer, Cyclical		15.04%
Industrial		13.15%
Technology		8.14%
Communications		6.06%
Energy		4.48%
Basic Materials		3.31%
Utilities		2.83%
Money Market Funds		1.24%
Other Assets and Liabilities		(0.93)%
TOTAL NET ASSETS		100.00%

	June 30, 2021	Purchases	Sales	December 31, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$16,551,960	$131,023,237	$137,447,347	$10,127,850
	$16,551,960	$131,023,237	$137,447,347	$10,127,850

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Value ETF
December 31, 2021 (unaudited)

COMMON STOCKS — 99.61%	Shares Held	Value
Advertising — 1.93%
Interpublic Group of Cos., Inc.	42,406	$1,588,105
Aerospace & Defense — 3.50%
General Dynamics Corp.	4,527	943,744
L3Harris Technologies, Inc.	2,535	540,563
Lockheed Martin Corp.	2,143	761,644
Northrop Grumman Corp.	1,628	630,150
		$2,876,101

Agriculture — 2.80%
Altria Group, Inc.	48,471	2,297,041
Banks — 5.10%
Citigroup, Inc.	12,899	778,971
First Horizon Corp.	74,075	1,209,645
Regions Financial Corp.	47,552	1,036,633
State Street Corp.	12,526	1,164,918
		$4,190,167

Biotechnology — 0.87%
Amgen, Inc.	3,175	714,280
Building Materials — 1.20%
Fortune Brands Home & Security, Inc.	3,410	364,529
Masco Corp.	4,768	334,809
Vulcan Materials Co.	1,402	291,027
		$990,365

Chemicals — 3.11%
Celanese Corp.	3,533	593,756
Dow, Inc.	21,709	1,231,335
NewMarket Corp.	1,292	442,794
Sherwin-Williams Co.	820	288,771
		$2,556,656

Commercial Services — 4.08%
Automatic Data Processing, Inc.	3,063	755,274
Booz Allen Hamilton Holding Corp.	4,725	400,633
ManpowerGroup, Inc.	6,818	663,596
Quanta Services, Inc.	1,104	126,584
Robert Half International, Inc.	7,188	801,606
Service Corp. International	8,526	605,261
		$3,352,954

Computers — 3.57%
Apple, Inc.	1,277	226,757
Cognizant Technology Solutions Corp., Class A	3,696	327,909
Genpact Ltd.	5,956	316,145
HP, Inc.	25,857	974,033
NetApp, Inc.	11,812	1,086,586
		$2,931,430

Construction Materials — 0.85%
Lennox International, Inc.	1,032	334,740
Owens Corning	3,999	361,909
		$696,649

Distribution/Wholesale — 1.23%
Fastenal Co.	15,768	1,010,098
Diversified Financial Services — 6.07%
Ameriprise Financial, Inc.	2,439	735,749
Cboe Global Markets, Inc.	4,348	566,979
Jefferies Financial Group, Inc.	21,402	830,398

See accompanying notes.

Schedule of Investments
Principal Value ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Raymond James Financial, Inc.	5,098	$511,839
Synchrony Financial	16,839	781,161
T Rowe Price Group, Inc.	3,793	745,855
Western Union Co.	45,388	809,722
		$4,981,703

Electric — 1.17%
NRG Energy, Inc.	22,317	961,416

Electrical Components & Equipment — 0.23%
AMETEK, Inc.	1,290	189,682

Electronics — 1.28%
Allegion PLC	2,577	341,298
Hubbell, Inc.	3,425	713,325
		$1,054,623

Environmental Control — 0.22%
Tetra Tech, Inc.	1,052	178,630

Food — 2.00%
Kroger Co.	17,071	772,634
Tyson Foods, Inc., Class A	9,964	868,462
		$1,641,096

Gas — 1.40%
UGI Corp.	25,051	1,150,091

Hand/Machine Tools — 0.86%
Snap-on, Inc.	3,274	705,154

Healthcare — Services — 2.30%
Anthem, Inc.	996	461,686
Humana, Inc.	407	188,791
Quest Diagnostics, Inc.	4,084	706,573
UnitedHealth Group, Inc.	1,063	533,774
		$1,890,824

Home Builders — 2.18%
DR Horton, Inc.	3,466	375,888
Lennar Corp., Class A	2,526	293,420
PulteGroup, Inc.	6,510	372,112
Thor Industries, Inc.	3,811	395,467
Toll Brothers, Inc.	4,844	350,657
		$1,787,544

Home Furnishings — 1.03%
Whirlpool Corp.	3,602	845,245

Household Products/Wares — 0.65%
Clorox Co.	3,054	532,495

Housewares — 1.27%
Newell Brands, Inc.	47,702	1,041,812

Insurance — 16.19%
Aflac, Inc.	13,516	789,199
Alleghany Corp. (a)	978	652,903
Allstate Corp.	4,742	557,896
American Financial Group, Inc.	12,777	1,754,538
Assurant, Inc.	3,904	608,477
Essent Group Ltd.	9,205	419,104
Fidelity National Financial, Inc.	23,023	1,201,340
First American Financial Corp.	16,750	1,310,352
Hartford Financial Services Group, Inc.	13,348	921,546
Old Republic International Corp.	59,876	1,471,752

See accompanying notes.

Schedule of Investments
Principal Value ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Insurance (continued)
Primerica, Inc.	2,139	$327,845
Progressive Corp.	8,004	821,611
Prudential Financial, Inc.	16,603	1,797,109
Travelers Cos., Inc.	4,238	662,950
		$13,296,622

Internet — 0.94%
CDW Corp.	1,905	390,106
eBay, Inc.	5,719	380,313
		$770,419

Iron & Steel — 0.80%
Reliance Steel & Aluminum Co.	4,055	657,802
Leisure Time — 1.22%
Brunswick Corp.	3,722	374,917
Polaris, Inc.	5,677	623,959
		$998,876

Machinery — Construction & Mining — 0.47%
Oshkosh Corp.	3,449	388,737
Machinery — Diversified — 0.18%
AGCO Corp.	1,283	148,854
Media — 1.63%
Fox Corp., Class A	12,188	449,737
Nexstar Media Group, Inc., Class A	3,832	578,555
ViacomCBS, Inc., Class B	10,269	309,919
		$1,338,211

Mining — 0.62%
Newmont Corp.	8,182	507,448
Miscellaneous Manufacture — 1.50%
AO Smith Corp.	7,662	657,783
Carlisle Cos., Inc.	2,316	574,646
		$1,232,429

Oil & Gas — 1.25%
EOG Resources, Inc.	11,595	1,029,984
Packaging & Containers — 1.16%
Sealed Air Corp.	8,554	577,139
Silgan Holdings, Inc.	8,729	373,950
		$951,089

Pharmaceuticals — 4.38%
Bristol-Myers Squibb Co.	15,348	956,948
Cardinal Health, Inc.	22,376	1,152,140
CVS Health Corp.	10,966	1,131,252
McKesson Corp.	1,438	357,444
		$3,597,784

Pipelines — 3.68%
Equitrans Midstream Corp.	292,424	3,023,664
REITs — 3.47%
Essex Property Trust, Inc.	4,331	1,525,508
VICI Properties, Inc.	44,080	1,327,249
		$2,852,757

Retail — 6.14%
Advance Auto Parts, Inc.	1,014	243,239

See accompanying notes.

Schedule of Investments
Principal Value ETF
December 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Retail (continued)
Best Buy Co., Inc.	5,585	$567,436
Dollar General Corp.	904	213,190
Home Depot, Inc.	2,229	925,057
Lowe's Cos., Inc.	2,231	576,669
Qurate Retail, Inc., Series A	194,427	1,477,645
Tractor Supply Co.	1,702	406,097
Williams-Sonoma, Inc.	3,749	634,069
		$5,043,402

Semiconductors — 3.53%
Broadcom, Inc.	1,664	1,107,242
Entegris, Inc.	810	112,250
Intel Corp.	11,199	576,748
KLA Corp.	1,103	474,411
Texas Instruments, Inc.	3,348	630,998
		$2,901,649

Shipbuilding — 0.82%
Huntington Ingalls Industries, Inc.	3,619	675,812
Software — 1.03%
Cerner Corp.	3,588	333,217
Oracle Corp.	5,890	513,667
		$846,884

Telecommunications — 1.70%
Juniper Networks, Inc.	38,975	1,391,797
TOTAL COMMON STOCKS		$81,818,381
INVESTMENT COMPANIES — 0.33%	Shares Held	Value
Money Market Fund — 0.33%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)	273,672	$273,672
TOTAL INVESTMENT COMPANIES		$273,672
Total Investments		$82,092,053
Other Assets and Liabilities — 0.06%		48,438
Total Net Assets — 100.00%		$82,140,491

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	30.83%
Consumer, Non-cyclical	17.08%
Consumer, Cyclical	13.06%
Industrial	12.28%
Technology	8.13%
Communications	6.19%
Energy	4.94%
Basic Materials	4.53%
Utilities	2.57%
Money Market Fund	0.33%
Other Assets and Liabilities	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Value ETF
December 31, 2021 (unaudited)

	June 30, 2021		Purchases	Sales	December 31, 2021
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$—		$339,877	$339,877	$—
	$—		$339,877	$339,877	$—

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds
	(unaudited)
Principal Active High Yield ETF (a)
For a share outstanding:
	Period ended		Year ended		Year ended		Year ended		Year ended		Year ended
	December 31, 2021 (b)		June 30, 2021		June 30, 2020		June 30, 2019		June 30, 2018		June 30, 2017

Net asset value, beginning of period	$20.85	(c)	$18.07	(c)	$19.96	(c)		$20.14(c)	$20.66	(c)	$19.56	(c)

Investment Operations:
Net investment income (loss) (d)	0.41		0.77	(c)	0.94	(c)	0.96	(c)	0.89	(c)	0.98	(c)
Net realized and change in unrealized gain (loss)	0.16		2.82	(c)	(1.86)	(c)	(0.01)	(c)	(0.25)	(c)	1.11	(c)
Total from investment operations	0.57		3.59	(c)	(0.92)	(c)	0.95	(c)	0.64	(c)	2.09	(c)

Dividends to Shareholders from:
Net investment income	(0.68)		(0.81)	(c)	(0.97)	(c)	(0.96)	(c)	(0.94)	(c)	(0.99)	(c)
Net realized gains	—		—(c)		—(c)		(0.17)	(c)	(0.22)	(c)	—(c)
Total dividends to stockholders	(0.68)		(0.81)	(c)	(0.97)	(c)	(1.13)	(c)	(1.16)	(c)	(0.99)	(c)

Net asset value, end of period	$20.74		$20.85	(c)	$18.07	(c)	$ 19.96	(c)	$20.14	(c)	$20.66	(c)
Total return	2.17	% (e)	20.25%			(4.78)%		4.95%		3.10%	10.92%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$244,714		$232,443		$270,096		$216,519		$292,967		$286,084
Ratio of expenses to average net assets	0.42%	(f)	0.49%			0.49%		0.61%	0.65	% (g)	0.77	% (g)
Ratio of gross expenses to average net assets	—% (h)		—% (h)			—% (h)		—%(h)		0.68%	0.80%
Ratio of net investment income (loss) to average net assets	3.93%	(f)	3.90%			4.89%		4.84%		4.34%	4.82%
Portfolio turnover rate (i)	90.6%		19.5%			10.6%		17.9%		11.0%	30.7%

(a)	Effective September 1, 2021, Principal Active Income ETF changed its name to Principal Active High Yield ETF.
(b)	Six months ended December 31, 2021.
(c)	Reflects a 2 to 1 stock split effective after the close of trading on August 30, 2021, see Notes to Financial Statements.
(d)	Calculated on average shares outstanding during the period.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Includes reimbursement from Advisor.
(h)	Ratio is not applicable as there was no reimbursement from Advisor in the year.
(i)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds
	(unaudited)
Principal Healthcare Innovators ETF (a)
For a share outstanding:
	Period ended		Year ended	Year ended	Year ended	Year ended	Period ended
	December 31, 2021 (b)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (c)

Net asset value, beginning of period	$60.76		$44.34	$34.37	$34.74	$28.56	$25.00

Investment Operations:
Net investment income (loss) (d)	(0.09)		(0.15)	(0.10)	(0.13)	(0.12)	(0.08)
Net realized and change in unrealized gain (loss)	(12.86)		16.79	10.07	(0.24)	6.35	3.64
Total from investment operations	(12.95)		16.64	9.97	(0.37)	6.23	3.56

Dividends to Shareholders from:
Net investment income	(0.45)		—	—	—	—	—
Net realized gains	—		(0.22)	—	—	(0.05)	—
Total dividends to stockholders	(0.45)		(0.22)	—	—	(0.05)	—

Net asset value, end of period	$47.36		$60.76	$44.34	$34.37	$34.74	$28.56
Total return	(21.30	)% (e)	37.51%	29.01%	(1.05)%	21.83%	14.24	% (e)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$89,982		$176,197	$95,338	$56,713	$52,104	$7,140
Ratio of expenses to average net assets	0.42	% (f)	0.42%	0.42%	0.42%	0.42%	0.42	% (f)
Ratio of net investment loss to average net assets	(0.33	)% (f)	(0.27)%	(0.29)%	(0.39)%	(0.38)%	(0.32	)% (f)
Portfolio turnover rate (g)	25.7%		45.8%	36.1%	34.5%	33.6%	18.2	% (f)

(a)	Effective October 29, 2021, Principal Healthcare Innovators Index ETF changed its name to Principal Healthcare Innovators ETF.
(b)	Six months ended December 31, 2021.
(c)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(d)	Calculated on average shares outstanding during the period.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal International Adaptive Multi-Factor ETF
For a share outstanding:
	Period ended	Period ended
	December 31, 2021 (a)	June 30, 2021 (b)

Net asset value, beginning of period	$24.80	$25.00

Investment Operations:
Net investment income (loss) (c)	0.27	0.07
Net realized and change in unrealized gain (loss)	0.47	(0.27)
Total from investment operations	0.74	(0.20)

Dividends to Shareholders from:
Net investment income	(0.29)	—
Total dividends to stockholders	(0.29)	—

Net asset value, end of period	$25.25	$24.80
Total return (d)	3.01%	(0.80)%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$131,296	$47,118
Ratio of expenses to average net assets (e)	0.24%	0.24%
Ratio of net investment income (loss) to average net assets (e)	2.15%	2.76%
Portfolio turnover rate (f)	33.1%	1.5%

(a)	Six months ended December 31, 2021.
(b)	Period from May 26, 2021, date operations commenced, through June 30, 2021
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Investment Grade Corporate Active ETF
For a share outstanding:
	Period ended	Year ended	Year ended	Year ended	Period ended
December 31, 2021 (a)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018 (b)

Net asset value, beginning of period	$26.74	$26.67	$26.20	$24.59	$25.00

Investment Operations:
Net investment income (loss) (c)	0.32	0.62	0.88	0.95	0.19
Net realized and change in unrealized gain (loss)	(0.27)	0.69	1.39	1.66	(0.52)
Total from investment operations	0.05	1.31	2.27	2.61	(0.33)

Dividends to Shareholders from:
Net investment income	(0.46)	(0.79)	(0.95)	(0.98)	(0.08)
Net realized gains	(0.07)	(0.45)	(0.85)	(0.02)	—
Total dividends to stockholders	(0.53)	(1.24)	(1.80)	(1.00)	(0.08)

Net asset value, end of period	$26.26	$26.74	$26.67	$26.20	$24.59
Total return	0.20% (d)	4.90%	8.98%	10.95%	(1.32)%	(d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$489,806	$481,271	$110,693	$120,540	$228,710
Ratio of expenses to average net assets	0.19% (e)	0.25%	0.26%	0.26%	0.26%	(e)
Ratio of net investment income (loss) to average net assets	2.35% (e)	2.30%	3.37%	3.86%	3.83%	(e)
Portfolio turnover rate (f)	23.4%	67.8%	73.3%	92.8%	47.8%	(e)

(a)	Six months ended December 31, 2021.
(b)	Period from April 18, 2018, date operations commenced, through June 30, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Millennials ETF (a)
For a share outstanding:
Period ended			Year ended	Year ended	Year ended	Year ended	Period ended
December 31, 2021 (b)			June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2018(c)

Net asset value, beginning of period	$66.53		$42.85	$38.24	$36.76	$28.92	$25.00

Investment Operations:
Net investment income (loss) (d)	1.58		0.27	0.34	0.17	0.23	0.17
Net realized and change in unrealized gain (loss)	(8.72)		23.81	4.59	1.54	7.91	3.87
Total from investment operations	(7.14)		24.08	4.93	1.71	8.14	4.04

Dividends to Shareholders from:
Net investment income	(1.60)		(0.40)	(0.32)	(0.23)	(0.23)	(0.09)
Net realized gains	—		—	—	—	(0.07)	(0.03)
Total dividends to stockholders	(1.60)		(0.40)	(0.32)	(0.23)	(0.30)	(0.12)

Net asset value, end of period	$57.79		$66.53	$42.85	$38.24	$36.76	$28.92
Total return	(10.72	)% (e)	56.45%	12.96%	4.70%	28.31%	16.23	% (e)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$104,030		$126,399	$25,708	$21,031	$20,217	$7,230
Ratio of expenses to average net assets	0.45	% (f)	0.45%	0.45%	0.45%	0.45%	0.45	% (f)
Ratio of expenses to average net assets excluding interest
expense	—% (g)		—% (g)	—% (g)	—% (g)	0.45%	—% (g)
Ratio of net investment income (loss) to average net assets	5.02	% (f)	0.46%	0.88%	0.47%	0.66%	0.71	% (f)
Portfolio turnover rate (h)	7.0%		55.7%	47.4%	32.9%	35.6%	5.1	% (f)

(a)	Effective October 29, 2021, Principal Millennials Index ETF changed its name to Principal Millennials ETF.
(b)	Six months ended December 31, 2021.
(c)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(d)	Calculated on average shares outstanding during the period.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Ratio is not applicable as there was no interest expense in the period.
(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds
	(unaudited)
Principal Quality ETF
For a share outstanding:
	Period ended		Year ended	Year ended	Year ended	Year ended	Year ended
	December 31, 2021 (a)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017

Net asset value, beginning of period	$53.17		$39.89	$37.79	$33.32	$29.03	$26.08

Investment Operations:
Net investment income (loss) (b)	0.30		0.57	0.51	0.46	0.39	0.34
Net realized and change in unrealized gain (loss)	7.40		13.22	1.00	4.48	4.20	3.06
Net realized gain due from reimbursement from
Advisor	—		—	1.13 (c)	—	—	—
Total from investment operations	7.70		13.79	2.64	4.94	4.59	3.40

Dividends to Shareholders from:
Net investment income	(0.41)		(0.51)	(0.54)	(0.47)	(0.27)	(0.39)
Net realized gains	—		—	—	—	(0.03)	(0.06)
Total dividends to stockholders	(0.41)		(0.51)	(0.54)	(0.47)	(0.30)	(0.45)

Net asset value, end of period	$60.46		$53.17	$39.89	$37.79	$33.32	$29.03
Total return	14.53	% (d)	34.83%	7.05% (c)	15.03%	15.89%	13.23%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$96,729		$58,486	$17,951	$20,786	$21,655	$7,257
Ratio of expenses to average net assets	0.15	% (e)	0.15%	0.29% (f)	0.29% (f)	0.29% (f)	0.40%
Ratio of gross expenses to average net assets	—% (g)		—% (g)	0.34%	0.40%	0.40%	—% (g)
Ratio of net investment income (loss) to average net assets	1.05	% (e)	1.22%	1.32%	1.32%	1.22%	1.26%
Portfolio turnover rate (h)	0.2%		45.1%	103.7%	40.4%	63.5%	2.0%

(a)	Six months ended December 31, 2021.
(b)	Calculated on average shares outstanding during the period.
(c)	During 2020, the Fund experienced a significant one-time gain as the result of a payment by the Advisor due to an operational error by a third party. If such payment had not been recognized, the total return amounts expressed herein would have been lower by 3.04%.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Includes reimbursement from Advisor.
(g)	Ratio is not applicable as there was no reimbursement from Advisor in the year.
(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Spectrum Preferred Securities Active ETF
For a share outstanding:
	Period ended		Year ended	Year ended		Year ended		Period ended
December 31, 2021 (a)			June 30, 2021	June 30, 2020		June 30, 2019		June 30, 2018 (b)

Net asset value, beginning of period	$20.64		$19.31 (c)	$19.36	(c)	$18.89	(c)	$20.00	(c)

Investment Operations:
Net investment income (loss) (d)	0.32		0.70	0.80	(c)	0.68	(c)	0.94	(c)
Net realized and change in unrealized gain (loss)	(0.28)		1.86	0.08	(c)	0.77	(c)	(1.18	) (c)
Total from investment operations	0.04		2.56	0.88	(c)	1.45	(c)	(0.24	) (c)

Dividends to Shareholders from:
Net investment income	(0.48)		(1.23)	(0.93	) (c)	(0.98	) (c)	(0.87	) (c)
Net realized gains	—		—	—(c)		—(c)		(0.00) (c),(e)
Total dividends to stockholders	(0.48)		(1.23)	(0.93	) (c)	(0.98	) (c)	(0.87	) (c)

Net asset value, end of period	$20.20		$20.64	$19.31	(c)	$19.36	(c)	$18.89	(c)
Total return	0.14	% (f)	11.58%	4.60%		7.99%		(1.28	)% (f)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$451,378		$363,333	$139,995		$67,750		$51,949
Ratio of expenses to average net assets	0.55	% (g)	0.55%	0.55%		0.55%		0.55	% (g)
Ratio of net investment income (loss) to average net assets	3.07	% (g)	3.43%	4.10%		3.65%		4.93	% (g)
Portfolio turnover rate (h)	3.1%		12.6%	41.9%		27.6%		41.0	% (g)

(a)	Six months ended December 31, 2021.
(b)	Period from July 7, 2017, date operations commenced, through June 30, 2018.
(c)	Reflects a 5 to 1 stock split effective after the close of trading on July 22, 2020; see Notes to Financial Statements.
(d)	Calculated on average shares outstanding during the period.
(e)	Reflects an amount rounding to less than one cent.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Spectrum Tax-Advantaged Dividend Active ETF
For a share outstanding:
	Period ended		Year ended	Period ended
	December 31, 2021 (a)		June 30, 2021	June 30, 2020 (b)

Net asset value, beginning of period	$21.57		$19.95	$20.00

Investment Operations:
Net investment income (loss) (c)	0.42		0.88	0.03
Net realized and change in unrealized gain (loss)	(0.39)		1.76	(0.08)
Total from investment operations	0.03		2.64	(0.05)

Dividends to Shareholders from:
Net investment income	(0.58)		(0.98)	—
Net realized gains	(0.09)		(0.04)	—
Total dividends to stockholders	(0.67)		(1.02)	—

Net asset value, end of period	$20.93		$21.57	$19.95
Total return	0.10	% (d)	13.42%	(0.26)	% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$24,064		$22,647	$19,948
Ratio of expenses to average net assets	0.60	% (e)	0.60%	0.60	% (e)
Ratio of net investment income (loss) to average net assets	3.92	% (e)	4.15%	4.35	% (e)
Portfolio turnover rate	1.4%		15.5%	6.3%

(a)	Six months ended December 31, 2021.
(b)	Period from June 16, 2020, date operations commenced, through June 30, 2020.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

	Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Ultra-Short Active Income ETF
For a share outstanding:
	Period ended		Year ended	Year ended	Period ended
	December 31, 2021 (a)		June 30, 2021	June 30, 2020	June 30, 2019 (b)

Net asset value, beginning of period	$24.73		$25.02	$25.09	$25.00

Investment Operations:
Net investment income (loss) (c)	0.05		0.18	0.55	0.12
Net realized and change in unrealized gain (loss)	(0.11)		(0.04)	0.07	0.04
Total from investment operations	(0.06)		0.14	0.62	0.16

Dividends to Shareholders from:
Net investment income	(0.16)		(0.43)	(0.69)	(0.07)
Total dividends to stockholders	(0.16)		(0.43)	(0.69)	(0.07)

Net asset value, end of period	$24.51		$24.73	$25.02	$25.09
Total return	(0.26)%	(d)	0.57%	2.54%	0.62%	(d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$8,579		$8,657	$12,509	$12,543
Ratio of expenses to average net assets	0.18	% (e)	0.18%	0.18%	0.18%	(e)
Ratio of net investment income (loss) to average net assets	0.38	% (e)	0.72%	2.19%	2.51%	(e)
Portfolio turnover rate	34.0%		88.1%	32.7%	0.0% (e),(f)

(a)	Six months ended December 31, 2021.
(b)	Period from April 24, 2019, date operations commenced, through June 30, 2019.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
For a share outstanding:
	Period ended	Period ended
	December 31, 2021 (a)	June 30, 2021 (b)

Net asset value, beginning of period	$25.95	$25.00

Investment Operations:
Net investment income (loss) (c)	0.16	0.03
Net realized and change in unrealized gain (loss)	2.99	0.92
Total from investment operations	3.15	0.95

Dividends to Shareholders from:
Net investment income	(0.15)	—
Total dividends to stockholders	(0.15)	—

Net asset value, end of period	$28.95	$25.95
Total return (d)	12.18%	3.80%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$131,741	$29,842
Ratio of expenses to average net assets (e)	0.15%	0.15%
Ratio of net investment income (loss) to average net assets (e)	1.18%	0.99%
Portfolio turnover rate (f)	36.6%	0.4%

(a)	Six months ended December 31, 2021.
(b)	Period from May 19, 2021, date operations commenced, through June 30, 2021.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Mega-Cap ETF
For a share outstanding:
	Period ended		Year ended	Year ended	Year ended	Period ended
December 31, 2021(a)			June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018 (b)

Net asset value, beginning of period	$39.68		$30.04	$29.07	$26.02	$25.00

Investment Operations:
Net investment income (loss) (c)	0.33		0.59	0.60	0.63	0.38
Net realized and change in unrealized gain (loss)	4.84		9.60	1.00	3.04	0.80
Total from investment operations	5.17		10.19	1.60	3.67	1.18

Dividends to Shareholders from:
Net investment income	(0.53)		(0.55)	(0.63)	(0.62)	(0.16)
Total dividends to stockholders	(0.53)		(0.55)	(0.63)	(0.62)	(0.16)

Net asset value, end of period	$44.32		$39.68	$30.04	$29.07	$26.02
Total return	13.12	% (d)	34.25%	5.62%	14.32%	4.73	% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$1,865,701		$1,958,064	$1,505,046	$1,618,941	$1,666,525
Ratio of expenses to average net assets (e)	0.12	% (f)	0.12%	0.12%	0.12%	0.12	% (f)
Ratio of gross expenses to average net assets	0.15	% (f)	0.15%	0.15%	0.15%	0.15	% (f)
Ratio of net investment income (loss) to average net assets	1.56	% (f)	1.67%	2.05%	2.30%	2.02	% (f)
Portfolio turnover rate (g)	11.1%		42.9%	42.9%	27.0%	39.8	% (f)

(a)	Six months ended December 31, 2021.
(b)	Period from October 11, 2017, date operations commenced, through June 30, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Includes reimbursement from Advisor.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
For a share outstanding:
	Period ended	Period ended
	December 31, 2021 (a)	June 30, 2021 (b)

Net asset value, beginning of period	$25.61	$25.00

Investment Operations:
Net investment income (loss) (c)	0.26	0.03
Net realized and change in unrealized gain (loss)	1.20	0.58
Total from investment operations	1.46	0.61

Dividends to Shareholders from:
Net investment income	(0.30)	—
Net realized gains	(0.13)	—
Total dividends to stockholders	(0.43)	—

Net asset value, end of period	$26.64	$25.61
Total return (d)	5.72%	2.44%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$6,661	$6,403
Ratio of expenses to average net assets (e)	0.19%	0.19%
Ratio of net investment income (loss) to average net assets (e)	2.03%	0.96%
Portfolio turnover rate (f)	42.6%	0.2%

(a)	Six months ended December 31, 2021.
(b)	Period from May 19, 2021, date operations commenced, through June 30, 2021.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds
			(unaudited)
Principal U.S. Small-Cap Multi-Factor ETF
For a share outstanding:
	Period ended		Year ended	Year ended	Year ended	Year ended	Period ended
December 31, 2021 (a)			June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (b)

Net asset value, beginning of period	$46.92		$27.36	$31.43	$33.45	$28.84	$25.00

Investment Operations:
Net investment income (loss) (c)	0.42		0.54	0.45	0.40	0.29	0.26
Net realized and change in unrealized gain
(loss)	0.64		19.51	(4.11)	(2.03)	4.64	3.75
Total from investment operations	1.06		20.05	(3.66)	(1.63)	4.93	4.01

Dividends to Shareholders from:
Net investment income	(0.57)		(0.49)	(0.41)	(0.39)	(0.30)	(0.17)
Net realized gains	—		—	—	—	(0.02)	—
Total dividends to stockholders	(0.57)		(0.49)	(0.41)	(0.39)	(0.32)	(0.17)

Net asset value, end of period	$47.41		$46.92	$27.36	$31.43	$33.45	$28.84
Total return	2.29	% (d)	74.05%	(11.71)%	(4.84)%	17.14%	16.08	% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$1,237,303		$1,628,003	$328,305	$355,200	$351,176	$275,466
Ratio of expenses to average net assets	0.38	% (e)	0.38%	0.38%	0.38%	0.38%	0.38	% (e)
Ratio of net investment income (loss) to average
net assets	1.78	% (e)	1.39%	1.54%	1.27%	0.94%	1.21	% (e)
Portfolio turnover rate (f)	33.4	% (e)	93.1%	80.4%	81.9%	76.3%	44.7	% (e)

(a)	Six months ended December 31, 2021.
(b)	Period from September 21, 2016, date operations commenced, through June 30, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Value ETF
For a share outstanding:
	Period ended		Year ended	Year ended		Year ended		Year ended		Year ended
	December 31, 2021 (a)		June 30, 2021	June 30, 2020		June 30, 2019		June 30, 2018		June 30, 2017

Net asset value, beginning of period	$42.38		$27.75	$31.99		$32.49		$29.16		$24.65

Investment Operations:
Net investment income (loss) (b)	0.79		1.16	0.87		0.71		0.61		0.54
Net realized and change in unrealized gain (loss)	2.30		14.52	(4.36)		(0.51)		3.21		4.67
Total from investment operations	3.09		15.68	(3.49)		0.20		3.82		5.21

Dividends to Shareholders from:
Net investment income	(1.07)		(1.05)	(0.75)		(0.70)		(0.47)		(0.67)
Net realized gains	—		—	—		—		(0.02)		(0.03)
Total dividends to stockholders	(1.07)		(1.05)	(0.75)		(0.70)		(0.49)		(0.70)

Net asset value, end of period	$44.40		$42.38	$27.75		$31.99		$32.49		$29.16
Total return	7.41	% (c)	57.97%	(11.09)%		0.68%		13.17%		21.42%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$82,140		$44,498	$31,907		$14,395		$14,622		$7,290
Ratio of expenses to average net assets	0.15	% (d)	0.15%	0.29	% (e)	0.29	% (e)	0.29	% (e)	0.40%
Ratio of gross expenses to average net assets	—% (f)		—% (f)	0.32%		0.40%		0.40%		—% (f)
Ratio of net investment income (loss) to average net assets	3.66	% (d)	3.31%	2.95%		2.26%		1.90%		1.98%
Portfolio turnover rate (g)	2.1%		44.8%	47.6%		49.2%		55.5%		3.0%

(a)	Six months ended December 31, 2021.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Includes reimbursement from Advisor.
(f)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Shareholder Expense Example
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

As a shareholder of Principal Exchange-Traded Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Exchange-Traded Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2021 through December 31, 2021, except as noted in the following table.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized	Expenses
		Ending	Expense	Paid During
	Beginning	Account	Ratio July 1,	Period July 1,
	Account	Value	2021 to	2021 to
	Value	December 31,	December 31,	December 31,
	July 1, 2021	2021	2021	2021	(a)
Principal Active High Yield ETF
Actual Fund Return	$1,000	$1,021.70	0.42%	$2.19
Hypothetical 5% Annual Return	1,000	1,023.04	0.42	2.19

Principal Healthcare Innovators ETF
Actual Fund Return	1,000	787.00	0.42	1.94
Hypothetical 5% Annual Return	1,000	1,023.04	0.42	2.19

Principal International Adaptive Multi-Factor ETF
Actual Fund Return	1,000	1,030.10	0.24	1.23
Hypothetical 5% Annual Return	1,000	1,024.00	0.24	1.22

Shareholder Expense Example
Principal Exchange-Traded Funds
December 31, 2021 (unaudited)

			Annualized	Expenses
		Ending	Expense	Paid During
	Beginning	Account	Ratio July 1,	Period July 1,
	Account	Value	2021 to	2021 to
	Value	December 31,	December 31,	December 31,
	July 1, 2021	2021	2021	2021	(a)
Principal Investment Grade Corporate Active ETF
Actual Fund Return	$1,000	$1,002.00	0.19%	$0.96
Hypothetical 5% Annual Return	1,000	1,024.25	0.19	0.97

Principal Millennials ETF
Actual Fund Return	1,000	892.80	0.45	2.19
Hypothetical 5% Annual Return	1,000	1,022.89	0.45	2.35

Principal Quality ETF
Actual Fund Return	1,000	1,145.30	0.15	0.81
Hypothetical 5% Annual Return	1,000	1,024.45	0.15	0.77

Principal Spectrum Preferred Securities Active ETF
Actual Fund Return	1,000	1,001.40	0.55	2.82
Hypothetical 5% Annual Return	1,000	1,022.38	0.55	2.85

Principal Spectrum Tax-Advantaged Dividend Active ETF
Actual Fund Return	1,000	1,001.00	0.60	3.08
Hypothetical 5% Annual Return	1,000	1,022.13	0.60	3.11

Principal Ultra-Short Active Income ETF
Actual Fund Return	1,000	997.40	0.18	0.91
Hypothetical 5% Annual Return	1,000	1,024.30	0.18	0.92

Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Actual Fund Return	1,000	1,121.80	0.15	0.80
Hypothetical 5% Annual Return	1,000	1,024.45	0.15	0.77

Principal U.S. Mega-Cap ETF
Actual Fund Return	1,000	1,131.20	0.12	0.64
Hypothetical 5% Annual Return	1,000	1,024.60	0.12	0.61

Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Actual Fund Return	1,000	1,057.20	0.19	0.99
Hypothetical 5% Annual Return	1,000	1,024.25	0.19	0.97

Principal U.S. Small-Cap Multi-Factor ETF
Actual Fund Return	1,000	1,022.90	0.38	1.94
Hypothetical 5% Annual Return	1,000	1,023.29	0.38	1.94

Principal Value ETF
Actual Fund Return	1,000	1,074.10	0.15	0.78
Hypothetical 5% Annual Return	1,000	1,024.45	0.15	0.77

(a)	Expenses are equal to a Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

PRINCIPAL EXCHANGE-TRADED FUNDS
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Exchange-Traded Funds made distributions for the month of December 2021 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of December 2021, the estimated sources of these distributions were as follows:

	December 2021
Fund	Net Income	Realized Gain	Capital Sources
Principal Healthcare Innovators ETF	0.00%	100.00%	0.00%
Principal International Adaptive Multi-Factor ETF	85.24	0.00	14.76
Principal Millennials ETF	98.02	1.98	0.00
Principal U.S. Mega-Cap ETF	94.15	5.85	0.00
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	99.21	0.00	0.79
Principal Value ETF	97.49	2.51	0.00

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

FUND BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as “Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.

Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.

INDEPENDENT BOARD MEMBERS
Other
Name,	Principal	Number of Portfolios	Directorships
Position Held with the Fund Complex,	Occupation(s)	in Fund Complex	Held by Board Member
Year of Birth	During past 5 years	Overseen by Board Member	During Past 5 Years

Leroy T. Barnes, Jr.	Retired	125	McClatchy Newspapers, Inc.;
Board Member since 2014			Frontier Communications,
Member, Audit Committee			Inc.; formerly, Herbalife Ltd.
1951

Craig Damos	President, C.P. Damos	125	None
Lead Independent Board Member since 2020	Consulting LLC
Board Member since 2014
Member, Nominating and Governance
Committee
Member, Executive Committee
1954

Fritz S. Hirsch	Interim CEO, MAM	125	MAM USA
Board Member since 2014	USA: February 2020 to
Member, Nominating and Governance	October
Committee	2020
Chair, 15(c) Committee
1951

Victor Hymes	Founder and Managing	125	Formerly, Montgomery Street
Board Member since 2020	Member of Legato		Income Securities Inc.
Chair, Audit Committee	Capital Management,
Member, Nominating and Governance	LLC
Committee
1957

Other
Name,	Principal	Number of Portfolios	Directorships
Position Held with the Fund Complex,	Occupation(s)	in Fund Complex	Held by Board Member
Year of Birth	During past 5 years	Overseen by Board Member	During Past 5 Years

Padelford (“Padel”) L. Lattimer	TBA Management	125	None
Board Member since 2020	Consulting LLC
Member, Operations Committee
Member, 15(c) Committee
1961

Karen (“Karrie”) McMillan	Founder/Owner, Tyche	125	None
Board Member since 2014	Consulting LLC
Chair, Operations Committee	Formerly, Managing
1961	Director, Patomak
Global Partners, LLC.

Elizabeth A. Nickels	Retired	125
Board Member since 2015			SpartanNash; formerly:
Member, Audit Committee			Charlotte Russe; Follet
Chair, Nominating and Governance			Corporation; PetSmart;
Committee			Spectrum Health Systems
1962

Mary M. (“Meg”) VanDeWeghe	CEO and President,	125	Helmerich & Payne;
Board Member since 2018	Forte Consulting, Inc.		Formerly: B/E Aerospace;
Member, Audit Committee			Brown Advisory; Denbury
Member, 15(c) Committee			Resources Inc.; Nalco (and its
1959			successor Ecolab); and WP
Carey

INTERESTED BOARD MEMBERS

		Number of	Other
Name,		Portfolios in	Directorships
Position Held with the Fund		Fund Complex	Held by Board
Complex,	Principal Occupation(s)	Overseen	Member
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Timothy M. Dunbar	President-Principal Global Asset Management	125	None
Chair and Trustee since 2019	(“PGAM”), Principal Global Investors, LLC
Chair, Executive Committee	(“PGI”) (2018-2021)
1957	Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance
Company (“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President-PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”)
(2018-2020)
Chair and Executive Vice President,
RobustWealth, Inc. (2018-2020)

Patrick G. Halter	Chair, PGI (since 2018)	125	None
Trustee since 2017	Chief Executive Officer and President, PGI and
Member, Executive Committee	Principal Real Estate Investors, LLC (“Principal-
1959	REI”) (since 2018)
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC (since 2020)
Chief Executive Officer and President, PLIC
(2018-2020)
Chair, Post (2017-2020)
Director, Post (since 2017)
Chair, Principal-REI (since 2004)
Chief Executive Officer, Principal-REI (2005-
2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) (since 2017)

Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des
Moines, IA 50392.

FUND COMPLEX OFFICERS

Name, Position Held with the Fund Complex,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Kamal Bhatia	Director, PGI (since 2019)
President and Chief Executive Officer	President-Principal Funds, PGI (since 2019)
Des Moines, IA 50392	Principal Executive Officer, OPC Private Capital (2017-2019)
1972	Senior Vice President, OppenheimerFunds (2011-2019)
Director, Principal Funds Distributor, Inc. (“PFD”) (since 2019)
Senior Executive Director and Chief Operating Officer, PFSI and PLIC (since 2020)
President, Principal Funds, PFSI and PLIC (2019-2020)
Director, Post (since 2020)
Director, Principal-REI (since 2020)
Chair and Executive Vice President, (Principal Shareholder Services, Inc. (“PSS’)
(since 2019)

Randy D. Bolin	Vice President/Associate General Counsel, PGI (since 2016)
Assistant Tax Counsel	Vice President/Associate General Counsel, PFSI (since 2013)
Des Moines, IA 50392	Vice President/Associate General Counsel, PLIC (since 2013)
1961

Beth Graff	Director – Fund Accounting, PLIC (since 2016)
Vice President and Assistant Controller
Des Moines, IA 50392
1968

Gina L. Graham	Vice President and Treasurer, PGI (since 2016)
Treasurer	Vice President and Treasurer, PFD (since 2016)
Des Moines, IA 50392	Vice President and Treasurer, PFSI (since 2016)
1965	Vice President and Treasurer, PLIC (since 2016)
Vice President and Treasurer, Principal-REI (since 2017)
Vice President and Treasurer, Principal Securities, Inc. (“PSI”) (since 2016)
Vice President and Treasurer, PSS (since 2016)
Vice President and Treasurer, RobustWealth, Inc. (since 2018)

Megan Hoffmann	Director – Accounting, PLIC (since 2020)
Vice President and Controller	Assistant Director – Accounting, PLIC (2017-2020)
Des Moines, IA 50392	Prior thereto, Senior Accounting Analyst, PLIC
1979

Laura B. Latham	Counsel, PGI (since 2018)
Assistant Counsel and Assistant Secretary	Counsel, PLIC (since 2018)
Des Moines, IA 50392	Prior thereto, Attorney in Private Practice
1986

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS (since 2015)
AML Officer
Des Moines, IA 50392
1965

Tara Parks	Director - Accounting, PLIC (since 2019)
Vice President and Assistant Controller	Tax Manager – ALPS Fund Services (2011-2019)
Des Moines, IA 50392
1983

Name, Position Held with the Fund Complex,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Sara L. Reece	Vice President and Controller (2016-2021)
Vice President and Chief Operating Officer	Managing Director – Global Funds Ops, PLIC (since 2021)
Des Moines, IA 50392	Managing Director – Financial Analysis/Planning, PLIC (2021)
1975	Director - Accounting, PLIC (2015-2021)

Teri R. Root	Chief Compliance Officer – Funds, PGI (since 2018)
Chief Compliance Officer	Interim Chief Compliance Officer (2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI (2017-2018)
1979	Deputy Chief Compliance Officer (2015-2018)
Vice President and Chief Compliance Officer, Principal Management
Corporation (“PMC”) (2015–2017)
Vice President, PSS (since 2015)

Britney L. Schnathorst	Counsel, PGI (since 2018)
Assistant Counsel and Assistant	Counsel, PLIC (since 2013)
Secretary
Des Moines, IA 50392
1981

Michael Scholten	Chief Financial Officer, PFD (since 2016)
Chief Financial Officer	Assistant Vice President and Actuary, PLIC (since 2021)
Des Moines, IA 50392	Chief Financial Officer – Funds/Platforms, PLIC (since 2015)
1979	Chief Financial Officer, PSS (since 2015)

Adam U. Shaikh	Assistant General Counsel, PGI (since 2018)
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PLIC (since 2006)
1972	Counsel, PMC (2007-2017)

John L. Sullivan	Counsel, PGI (since 2020)
Assistant Counsel and Assistant Secretary	Counsel, PLIC (since 2019)
Des Moines, IA 50392	Prior thereto, Attorney in Private Practice
1970

Dan L. Westholm	Assistant Vice President-Treasury, PGI (since 2013)
Assistant Treasurer	Assistant Vice President-Treasury, PFD (since 2013)
Des Moines, IA 50392	Assistant Vice President-Treasury, PLIC (since 2014)
1966	Assistant Vice President-Treasury, PSI (since 2013)
Assistant Vice President-Treasury, PSS (since 2013)

Beth C. Wilson	Director and Secretary – Funds, PLIC (since 2007)
Vice President and Secretary
Des Moines, IA 50392
1956

Name, Position Held with the Fund Complex,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Clint L. Woods	Of Counsel (2017-2018)
Counsel, Vice President and Assistant Secretary	Vice President (2016-2017)
Des Moines, IA 50392	Counsel (2015-2017)
1961	Vice President, Associate General Counsel and Assistant Secretary,
PGI (since 2021)
Vice President, Associate General Counsel and Secretary,
PGI (2020-2021)
Principal-REI (since 2020)
PSI (since 2021)
PSS (since 2021)
Vice President, Associate General Counsel, Governance Officer, and Assistant
Corporate Secretary,
PGI (2018-2020)
PFSI (since 2015)
PLIC (since 2015)
Principal-REI (2020)
Vice President, Associate General Counsel and Assistant Corporate Secretary,
PFD (since 2019)
PSI (2019-2021)
PSS (2019-2021)
RobustWealth, Inc. (since 2019)
Secretary,
Post (2020-2021)
Spectrum (2020-2021)
Assistant Secretary,
Post (since 2021)
Spectrum (since 2021)

Jared A.Yepsen	Counsel, PGI (2017-2019)
Assistant Tax Counsel	Counsel, PLIC (since 2015)
Des Moines, IA 50392
1981

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.

The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.

When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Trust is available in the Prospectuses and the Statement of Additional Information dated November 1, 2021 and as supplemented. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 or telephoning 1-800-787-1621. The prospectuses may be viewed at www.PrincipalETFs.com.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-787-1621, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Trust files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each year as a part of Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved the annual review and renewal of the Management Agreements for all Funds and the annual renew and review of the Subadvisory Agreements for the Principal Spectrum Preferred Securities Active ETF and the Principal Spectrum Tax-Advantaged Dividend Active ETF.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 14, 2021 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreement for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PETF, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal Global Investors, LLC (the “Manager”) and PETF, on behalf of each of the thirteen (13) series of PETF (each series is referred to as a “Fund”); and (2) the Subadvisory Agreement between the Manager and Spectrum Asset Management Inc. (“Spectrum”) (the “Subadvisor”). The Management Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

     The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, investment advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale and fall out benefits. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements. For the Principal International Adaptive Multi-Factor ETF, Principal U.S. Large-Cap Adaptive Multi-Factor ETF and Principal U.S. Small-Cap Adaptive Multi-Factor ETF, each of which began operations after the previous annual evaluation of the Advisory Agreements in September 2020, the Board considered that the Fund had less than a full year of operations and reviewed the information that they had considered in connection with the initial approval of the Advisory Agreements for the Fund, as updated, along with such additional information as the Board requested. The Board reviewed the materials provided and, with the assistance of independent legal counsel, concluded that they were provided information reasonably necessary to evaluate the Advisory Agreements.

Management Agreement

With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for the Principal Spectrum Preferred Securities Active ETF and the Principal Spectrum Tax-Advantaged Dividend Active ETF to Spectrum. The Board noted that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement was satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2021 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2021, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar.

For Funds that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2021, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2021, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds for which they received regular reporting and concluded that the Manager has in place an effective due diligence process to monitor investment performance, and to encourage remedial action if necessary.

Investment Management Fees

The Board considered each Fund’s effective unitary management fee rate. For each Fund, the Board received certain information from Broadridge including comparing unitary management fee rate and total expense ratio for the Fund’s commons shares to investment advisory fee rates and expense ratios of funds in an appropriate Expense Group and Expense Universe provided by Broadridge.

In evaluating the effective management fee rates, the Board considered a variety of factors, including the effective fee rates, comparison to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers.

Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager, received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December 31, 2020. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to Spectrum and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2020. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board noted that the Funds pay a unitary fee and determined that no breakpoints are necessary at this time, due, among other factors, to their current asset levels and taking into account levels of profitability to the Manager.

Subadvisory Agreement

Nature, Quality and Extent of Services

The Board consideredthe nature, quality and extent of the services provided under the Subadvisory Agreement with Spectrum with respect to the Principal Spectrum Preferred Securities Active ETF and the Principal Spectrum Tax-Advantaged Dividend Active ETF. The Board considered the reputation, qualifications and background of Spectrum, the investment approach of Spectrum, the experience and skills of investment personnel responsible for the day-to-day management of the Principal Spectrum Preferred Securities Active ETF and the Principal Spectrum Tax-Advantaged Dividend Active ETF and the resources made available to such personnel. The Board also considered Spectrum’s compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by Spectrum to the Principal Spectrum Preferred Securities Active ETF and the Principal Spectrum Tax-Advantaged Dividend Active ETF Funds under the Subadvisory Agreement is satisfactory.

Investment Performance

The Manager had advised the Board that the investment services delivered by Spectrum was reasonable. Based upon all relevant factors, the Board concluded that Spectrum is qualified and that the investment performance of the Subadvisor met acceptable levels of investment performance

Subadvisory Fees, Economies of Scale and Profitability

The Board considered the subadvisory fee rates, noting that the Manager compensates Spectrum from its own management fee, so that shareholders pay only the management fee.

Other Benefits to the Manager and Subadvisor

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the management and subadvisory fees were reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by Spectrum when evaluating the subadvisory fee. The Board concluded that taking into account these fall-out benefits, the subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

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ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board. A copy of the procedures can be found in the Nominating and Governance Committee charter at https://www.principalglobal.com/documentdownload/160950.

ITEM 11 – CONTROLS AND PROCEDURES a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Kamal Bhatia
Kamal Bhatia, President and CEO
Date	2/16/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Scholten
Michael Scholten, Chief Financial Officer

Date	2/15/22

By	/s/ Kamal Bhatia
Kamal Bhatia, President and CEO

Date	2/16/22